SPINNAKER ADVISOR                                 File  Nos. 333-41622/811-8052
                                                  -----------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]
               Pre-Effective Amendment No.    ____                           [ ]

               Post-Effective Amendment No.     3                            [X]
                                              ----


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                              Amendment No. 24                               [X]
                                           ----

                        (Check appropriate box or boxes.)

                            SAFECO SEPARATE ACCOUNT C
                            -------------------------
                           (Exact Name of Registrant)

                          SAFECO LIFE INSURANCE COMPANY
                          -----------------------------
                               (Name of Depositor)

               5069 154TH PLACE N.E., REDMOND, WASHINGTON        98052
               -------------------------------------------      -------
         (Address of Depositor's Principal Executive Offices)  (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                      -------------------------------------

                             Jacqueline M. Veneziani

                              5069 154th Place N.E.
                            Redmond, Washington 98052

                                 (425) 376-5026

                  Approximate date of Proposed Public Offering
                  As Soon as Practicable after Effective Date


It is proposed that this filing will become effective:

       X  Immediately upon filing pursuant to paragraph (b) of Rule 485
     ----
          On (date), pursuant to paragraph (b) of Rule 485
     ----

          60 days after filing pursuant to paragraph (a) of Rule 485
     ----

          On __________________pursuant to paragraph (a) of Rule 485
     ----

If appropriate, check the following:

     _____this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2002 on or about March 28, 2003.

                            SAFECO SEPARATE ACCOUNT C

                       REGISTRATION STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET

ITEM NO.                                                                                LOCATION
--------                                                                                --------
                                     PART A
                                     ------
Item 1.       Cover Page                                                                Cover Page

Item 2.       Definitions                                                               Index of Special Terms

Item 3.       Synopsis or Highlights                                                    Fee Table; Summary

Item 4.       Condensed Financial Information                                           Appendix - Accumulation
                                                                                        Unit Value History

Item 5.       General Description of Registrant, Depositor, and Portfolio Companies     Other Information

Item 6.       Deductions and Expenses                                                   Expenses; Fee Table

Item 7.       General Description of Variable Annuity Contracts                         The Annuity Contract

Item 8.       Annuity Period                                                            Annuity Payments (Income
                                                                                        Phase)

Item 9.       Distribution Requirements                                                 Annuity Payments (Income
                                                                                        Phase) and Death Benefit

Item 10.      Purchases and Contract Value                                              Purchase

Item 11.      Redemptions                                                               Access to Your Money

Item 12.      Taxes                                                                     Taxes

Item 13.      Legal Proceedings                                                         Other Information

Item 14.      Table of Contents of the Statement of Additional Information              Other Information


                                     PART B
                                     ------
Item 15.      Cover Page                                                                Cover Page

Item 16.      Table of Contents                                                         Cover Page

Item 17.      General Information and History                                           Separate Account;
                                                                                        Experts

Item 18.      Services                                                                  Not Applicable

Item 19.      Purchase of Securities Being Offered                                      Not Applicable

Item 20.      Underwriters                                                              Distribution

Item 21.      Calculation of Performance Data                                           Performance Information

Item 22.      Annuity Payments                                                          Annuity Provisions

Item 23.      Financial Statements                                                      Financial Statements

                                     PART C
                                     ------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                 SPINNAKER-REGISTERED TRADEMARK-
                                                                         ADVISOR
                                                                Variable Annuity
                                                                       ISSUED BY
                                                                 SAFECO SEPARATE
                                                                       ACCOUNT C
                                                                             AND
                                                                     SAFECO LIFE
                                                               INSURANCE COMPANY

   This prospectus describes the Spinnaker Advisor Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference. This prospectus is not valid unless given with current prospectuses for the portfolios available under the contract. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.


    To learn more about the Spinnaker Advisor Variable Annuity Contract, you can
     obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC)
           and is legally part of the prospectus. The SEC maintains a website at http://www.sec.gov. You may request a free copy of the SAI, or a paper copy of this prospectus if you have received it in an electronic format, by calling us at 1-800-472-3326 or writing us at: PO Box 34690, Seattle, WA 98124-1690.



                                                              Dated: May 1, 2003


SAFECO RESOURCE SERIES TRUST

         - Safeco RST Equity Portfolio

         - Safeco RST Growth Opportunities Portfolio

         - Safeco RST Northwest Portfolio

         - Safeco RST Bond Portfolio

         - Safeco RST Money Market Portfolio

         - Safeco RST Small Company Value Portfolio

AIM VARIABLE INSURANCE FUNDS

         - AIM V.I. Aggressive Growth Fund (Series I shares)


         - AIM V.I. Capital Development Fund (Series II shares)



         - AIM V.I. International Growth Fund (Series II shares)


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

         - American Century VP Balanced

         - American Century VP International

         - American Century VP Value


         - American Century VP Ultra Class II


DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")

         - Dreyfus IP - MidCap Stock Portfolio - Initial Shares

         - Dreyfus IP - Technology Growth Portfolio - Initial Shares


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")

         - Dreyfus VIF - Appreciation Portfolio - Initial Shares

         - Dreyfus VIF - Quality Bond Portfolio - Initial Shares


DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES


FEDERATED INSURANCE SERIES

         - Federated High Income Bond Fund II


         - Federated Capital Income Fund II



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS


         - Fidelity-Registered Trademark- VIP Growth Portfolio


         - Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-Portfolio



         - Fidelity-Registered Trademark- VIP Growth & Income Portfolio



         - Fidelity-Registered Trademark- VIP Equity Income Portfolio



         - Fidelity-Registered Trademark- VIP Asset Manager-SM- Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

         - Franklin Small Cap Fund - Class 2

         - Franklin U.S. Government Fund - Class 2

         - Mutual Shares Securities Fund - Class 2

         - Templeton Developing Markets Securities Fund - Class 2

         - Templeton Growth Securities Fund - Class 2


ING VP NATURAL RESOURCES TRUST



         - ING VP Natural Resources Trust


INVESCO VARIABLE INVESTMENT FUNDS, INC.


         - INVESCO VIF - Real Estate Opportunity Fund



         - INVESCO VIF - Health Sciences Fund


J.P. MORGAN SERIES TRUST II


         - JPMorgan Mid Cap Value Portfolio



         - JPMorgan International Opportunities Portfolio

    INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
      GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
                                                            OR ANY OTHER AGENCY.


 NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED
   OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                       ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------

SUMMARY...................................................................     1

FEE TABLE.................................................................     3

EXAMPLES..................................................................     6

1.   THE ANNUITY CONTRACT.................................................     7
     Owner................................................................     7
     Annuitant............................................................     7
     Assignment...........................................................     7

2.   ANNUITY PAYMENTS (INCOME PHASE)......................................     7
     Changing Portfolios During the Income Phase..........................     8

3.   PURCHASE.............................................................     9
     Purchase Payments....................................................     9
     Allocation of Purchase Payments......................................     9
     Accumulation Units...................................................     9
     Right to Examine.....................................................     9

4.   INVESTMENT OPTIONS...................................................    10
     Variable Investment Options..........................................    10
     Fixed Account Options................................................    11
       Enhanced Fixed Account Option......................................    11
       Dollar Cost Averaging Fixed Account Option.........................    11
       Guaranteed Interest Period Fixed Account Option....................    11
     Transfers............................................................    11
     Scheduled Transfers..................................................    12
       Dollar Cost Averaging..............................................    12
       Appreciation Sweep.................................................    12
       Portfolio Rebalancing..............................................    12
     Limits on Excessive Transfers........................................    12

5.   CHARGES & EXPENSES...................................................    13
     Insurance Charges....................................................    13
     Distribution Charge..................................................    13
     Withdrawal Charge....................................................    13
     Transfer Charge......................................................    13
     Premium Taxes........................................................    13
     Income or Other Taxes................................................    13
     Portfolio Expenses...................................................    14

6.   TAXES................................................................    14
     Annuity Contracts in General.........................................    14
     Qualified Contracts..................................................    14
     Non-qualified Contracts..............................................    14
     Exchanges............................................................    14
     Diversification......................................................    15
     Tax Withholding......................................................    15

7.   ACCESS TO YOUR MONEY.................................................    15
     Free Withdrawal Amount...............................................    15
     Healthcare Confinement...............................................    15
     Repetitive Withdrawals...............................................    15
     Withdrawal Restrictions on TSA or 403(b).............................    15
     Withdrawal Restrictions on Texas Optional Retirement Program ("Texas
       ORP")..............................................................    16
     Minimum Value........................................................    16

8.   PERFORMANCE..........................................................    16

9.   DEATH BENEFIT........................................................    16
     Death During the Accumulation Phase..................................    16
     Death During the Income Phase........................................    17
     Beneficiary..........................................................    17

10.  OTHER INFORMATION....................................................    17
     Safeco Life..........................................................    17
     Separate Account.....................................................    17
     General Account......................................................    18
     Distribution (Principal Underwriter).................................    18
     Legal Proceedings....................................................    18
     Right to Suspend Annuity Payments, Transfers, or Withdrawals.........    18
     Voting Rights........................................................    18
     Reduction of Charges or Additional Amounts Credited..................    18
     Website Information..................................................    18
     Financial Statements.................................................    18

TABLE OF CONTENTS OF STATEMENT OF
ADDITIONAL INFORMATION....................................................    19

APPENDIX
Accumulation Unit Value History...........................................   A-1

INDEX OF SPECIAL TERMS
We have used simple, clear language as much as possible in this prospectus.
However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                            PAGE
Accumulation Phase........................................................     7
Accumulation Unit.........................................................     9
Annuitant.................................................................     7
Annuity Date..............................................................     7
Annuity Payments..........................................................     7
Annuity Unit..............................................................     9
Beneficiary...............................................................    17
Fixed Account.............................................................    11
Income Phase..............................................................     7
Joint Owner...............................................................     7
Non-qualified.............................................................    14
Owner.....................................................................     7
Portfolios................................................................    10
Purchase Payment..........................................................     9
Qualified.................................................................    14
Tax Deferral..............................................................     7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

---------------------------------------------------

THE ANNUITY CONTRACT
---------------------------------------------------

The prospectus describes generally applicable provisions. You should refer to your contract for any variations required by your state. Not all features and options may be available in some states. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract is an agreement between you, the owner, and Safeco Life Insurance Company ("Safeco Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment portfolios and fixed account options. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account options offer interest rates set and guaranteed by Safeco Life. Your choices for the various investment options are found in Section 4.


Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings are based on the investment performance of the portfolios you selected and/or the interest rate earned on the fixed account options. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.


The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

---------------------------------------------------

ANNUITY PAYMENTS (INCOME PHASE)
---------------------------------------------------

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.

---------------------------------------------------

PURCHASE
---------------------------------------------------

You can buy the contract with $10,000 or more under most circumstances. You can add $30 or more as often as you like during the accumulation phase. Additional purchase payments of $100 or more may be made automatically from your checking or savings account. Higher minimum allocation requirements apply to purchase payments made to certain of the fixed account options.

---------------------------------------------------

INVESTMENT OPTIONS
---------------------------------------------------


Currently, the separate account invests in 41 sub accounts, however, not all investment options may be available for all contracts. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account which credits guaranteed interest rates. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.


---------------------------------------------------


CHARGES & EXPENSES

---------------------------------------------------

The contract has insurance features and investment features, and there are costs related to each.


We deduct insurance charges which equal 1.45% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.25%, and asset related administration charge, 0.20%. These are not charged on money allocated to the fixed account options.


If a withdrawal from the Enhanced Fixed Account Option, together with prior withdrawals and transfers during the contract year, exceed 15% of the value of the Enhanced Fixed Account Option, you may be assessed a distribution charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 5% in the first five contract years and decreases each contract year until the ninth and later contract years when there is no charge.

If more than one withdrawal is made during a contract year, a withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply.

You can transfer between investment options up to 12 times per contract year free of a transfer charge.

However, certain restrictions apply to transfers made to and/or from the fixed account options. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.


There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2002, these expenses ranged from 0.51% to 2.69%.



The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See
Section 5 - Charges & Expenses for a complete discussion.


---------------------------------------------------

TAXES
---------------------------------------------------

Generally, earnings (including any positive market value adjustments) and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

---------------------------------------------------

ACCESS TO YOUR MONEY
---------------------------------------------------

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year you can take up to 15% of the value of the Enhanced Fixed Account Option, including prior withdrawals and transfers made during the contract year, without paying a distribution charge. Amounts in excess of 15% may be subject to a distribution charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

---------------------------------------------------

PERFORMANCE
---------------------------------------------------

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.

---------------------------------------------------

DEATH BENEFIT
---------------------------------------------------

If you die before moving to the income phase, your beneficiary will receive a death benefit.

---------------------------------------------------

OTHER INFORMATION
---------------------------------------------------

RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a distribution charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original purchase payment if permitted by state law.

TRANSACTIONS. You can initiate transfers or withdrawals as needed or schedule them in advance under the following strategies:

  - Dollar Cost Averaging: In addition to the Dollar Cost Averaging Fixed Account Option, you may elect to automatically transfer a set amount from any portfolio or the Enhanced Fixed Account Option to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.


  - Appreciation Sweep: If your contract value exceeds $10,000, you may elect to have interest from the Enhanced Fixed Account Option or earnings from the Safeco RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.


  - Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

  - Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase.

---------------------------------------------------

INQUIRIES
---------------------------------------------------

If you need more information, please contact us at:

    SAFECO LIFE INSURANCE COMPANY
    5069 154TH PLACE N.E.
    REDMOND, WA 98052
    1-800-472-3326
    HTTP://WWW.SAFECO.COM

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SAFECO SEPARATE ACCOUNT C FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

                                                                 MAXIMUM AMOUNT
                 OWNER TRANSACTION EXPENSES                         DEDUCTED              CURRENT AMOUNT DEDUCTED
DISTRIBUTION CHARGE - ENHANCED FIXED ACCOUNT OPTION ONLY               5%             Years 1 through 5.............5%
(AS A PERCENTAGE OF THE AMOUNT WITHDRAWN)                                             Year 6........................4%
                                                                                      Year 7........................3%
                                                                                      Year 8........................2%
                                                                                      Year 9+.......................0%
WITHDRAWAL CHARGE (ASSESSED AFTER FIRST WITHDRAWAL EACH                $25             $25 or 2% of amount withdrawn
CONTRACT YEAR)                                                                               whichever is less
TRANSFER CHARGE (ASSESSED AFTER 12 TRANSFERS EACH CONTRACT             $10            $10 or 2% of amount transferred
YEAR)                                                                                        whichever is less

                                                                             AMOUNT DEDUCTED
                      PERIODIC CHARGES                                MAXIMUM
   (NOT INCLUDING PORTFOLIO OPERATING FEES AND EXPENSES)         GUARANTEED CHARGE        CURRENT CHARGE
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
    Asset Related Administration Charge                                0.20%                   0.20%
    Mortality And Expense Risk Charge                                  1.25%                   1.25%
                                                                       -----                   -----
    TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                             1.45%                   1.45%
                                                                       =====                   =====

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/02. Actual expenses in the future may be higher. More detail concerning each individual Portfolio Company's fees and expenses is contained in the prospectus for each Portfolio.


         TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                MINIMUM           MAXIMUM
Expenses that are deducted from portfolio assets, including
management fees, distribution (12b-1) fees and other
expenses                                                           0.51%             2.69%


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             SAFECO SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Portfolio Operating Expenses Table shows the annual operation expenses separately for each portfolio. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.


In addition, we have agreements with each of the non-Safeco fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Safeco Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                                           Net Total Annual
                                                                                                          Portfolio Operating
                                                                       Total Annual                         Expenses (After
                                                                        Portfolio        Contractual       any reimbursement
PORTFOLIO              Management      Distribution and      Other      Operating      Expense Waiver         and waiver
                          Fees       Service (12b-1) Fees   Expenses     Expenses     or Reimbursement        agreements)
-----------------------------------------------------------------------------------------------------------------------------

  Safeco RST Equity
    Portfolio             0.74%          None                 0.03%        0.77%          -                       0.77%
  Safeco RST Growth
    Opportunities
    Portfolio             0.74%          None                 0.05%        0.79%          -                       0.79%
  Safeco RST
    Northwest
    Portfolio             0.74%          None                 0.10%        0.84%          -                       0.84%
  Safeco RST Bond
    Portfolio             0.74%          None                 0.10%        0.84%          -                       0.84%
  Safeco RST Small
    Company Value
    Portfolio             0.85%          None                 0.18%        1.03%          -                       1.03%
  Safeco RST Money
    Market Portfolio      0.65%          None                 0.14%(1)     0.79%(1)       -                       0.79%(1)

                                                                                                           Net Total Annual
                                                                                                          Portfolio Operating
                                                                       Total Annual                         Expenses (After
                                                                        Portfolio        Contractual       any reimbursement
PORTFOLIO              Management      Distribution and      Other      Operating      Expense Waiver         and waiver
                          Fees       Service (12b-1) Fees   Expenses     Expenses     or Reimbursement        agreements)
-----------------------------------------------------------------------------------------------------------------------------

  AIM V.I.
    Aggressive
    Growth
    Fund (Series I
    shares)               0.80%          None                 0.36%        1.16%          -                       1.16%
  AIM V.I. Growth
    Fund (Series I
    shares) (2)           0.63%          None                 0.28%        0.91%          -                       0.91%
  AIM V.I. Capital
    Development
   Fund (Series II
    shares)               0.75%              0.25%            0.39%        1.39%          -                       1.39%
  AIM V.I.
    International
    Growth
   Fund (Series II
    shares)               0.74%              0.25%            0.35%        1.34%          -                       1.34%(3)

  American Century
    VP Balanced           0.90%          None                 0.00%        0.90%          -                       0.90%
  American Century
    VP International      1.30%          None                 0.01%        1.31%          -                       1.31%
  American Century
    VP Value              0.95%          None                 0.00%        0.95%          -                       0.95%
  American Century
    VP Ultra Class
    II                    0.90%              0.25%            0.00%        1.15%          -                       1.15%

  The Dreyfus
    Socially
    Responsible
    Growth
    Fund, Inc. -
    Initial Shares        0.75%          None                 0.05%        0.80%          -                       0.80%
  Dreyfus IP -
    MidCap Stock
    Portfolio -
    Initial Shares        0.75%          None                 0.10%        0.85%          -                       0.85%
  Dreyfus IP -
    Technology
    Growth
    Portfolio -
    Initial Shares        0.75%          None                 0.14%        0.89%          -                       0.89%
  Dreyfus VIF -
    Appreciation
    Portfolio -
    Initial Shares        0.75%          None                 0.03%        0.78%          -                       0.78%
  Dreyfus VIF -
    Quality Bond
    Portfolio -
    Initial Shares        0.65%          None                 0.07%        0.72%          -                       0.72%
  Dreyfus Stock
    Index Fund -
    Service Shares        0.25%              0.25%            0.01%        0.51%          -                       0.51%

  Federated High
    Income Bond
    Fund II               0.60%          None                 0.42%        1.02%(4)                               1.02%(4)
  Federated Capital
    Income Fund II        0.75%          None                 0.52%        1.27%(4)                               1.27%(4)

(Initial Class
  shares only)
  Fidelity VIP
    Growth Portfolio      0.58%          None                 0.09%        0.67%          -                       0.67%
  Fidelity VIP
    Growth
    Opportunities
    Portfolio (2)         0.58%          None                 0.12%        0.70%          -                       0.70%
  Fidelity VIP
    Growth & Income
    Portfolio             0.48%          None                 0.11%        0.59%          -                       0.59%
  Fidelity VIP
    Equity Income
    Portfolio             0.48%          None                 0.09%        0.57%          -                       0.57%
  Fidelity VIP
    Contrafund
    Portfolio             0.58%          None                 0.10%        0.68%          -                       0.68%
  Fidelity VIP Asset
    Manager
    Portfolio             0.53%          None                 0.10%        0.63%          -                       0.63%

  Franklin Small Cap
    Fund - Class 2        0.53%              0.25%(5)         0.31%(6)     1.09%(6)         0.05%(6)              1.04%(6)
  Franklin U.S.
    Government
    Fund - Class 2        0.50%(7)           0.25%(5)         0.04%        0.79%          -                       0.79%
  Templeton
    Developing
    Markets
    Securities
    Fund - Class 2        1.25%              0.25%(5)         0.33%        1.83%          -                       1.83%
  Templeton Growth
    Securities
    Fund - Class 2        0.81%(7)           0.25%(5)         0.06%        1.12%          -                       1.12%
  Mutual Shares
    Securities
    Fund - Class 2        0.60%              0.25%(5)         0.21%(6)     1.06%(6)         0.01%(6)              1.05%(6)

  ING VP Natural
    Resources Trust       1.00%          None                 0.64%        1.64%          -                       1.64%

  INVESCO VIF - Real
    Estate
    Opportunity Fund      0.90%          None                 0.99%(8)     1.89%(8)       -                       1.89%(8)
  INVESCO VIF -
    Health Sciences
    Fund                  0.75%          None                 0.32%        1.07%          -                       1.07%

  JPMorgan U.S.
    Large Cap Core
    Equity
    Portfolio (2)         0.35%          None                 0.50%        0.85%          -                       0.85%
  JPMorgan
    International
    Opportunities
    Portfolio             0.60%          None                 0.92%        1.52%(9)         0.32%(9)              1.20%(9)
  JPMorgan Mid Cap
    Value Portfolio       0.70%          None                 1.99%        2.69%(10)        1.44%(10)             1.25%(10)

  Scudder VS I
    Balanced
    Portfolio (2)         0.48%          None                 0.08%        0.56%          -                       0.56%
  Scudder VS I
    International
    Portfolio (2)         0.87%          None                 0.16%        1.03%          -                       1.03%
-----------------------------------------------------------------------------------------------------------------------------



 (1) Safeco Asset Management Company voluntarily waived a portion of the investment advisory fee for the Safeco RST Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired December 31, 2002.



 (2) This portfolio is available only if you have been continuously invested in it since April 30, 2003.



 (3) Expenses have been restated to reflect current fees.



 (4) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. Taking these waivers into consideration the net expenses the Fund actually paid for the fiscal year ended December 31, 2002 were 1.02% for the Federated Capital Income Fund II and

     0.77% for the Federated High Income Bond Fund II. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended
     December 31, 2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.



 (5) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



 (6) The Manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. Exemptive order IC-23675, which was issued to the funds on February 2, 1999, permits certain Franklin Templeton funds, including funds in the Trust, to use uninvested cash and cash collateral to purchase shares of one or more affiliated money market funds. The reduction of management fees by a fund applies to any assets invested by such fund in affiliated money market funds.



 (7) The Fund administration fee is paid indirectly through the management fee.



 (8) The fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the fund were absorbed voluntarily by INVESCO pursuant to commitments between the fund and INVESCO. This commitment may be changed at any time following consultation with the Board of Directors. After absorption, but excluding any offset arrangements, the fund's Other Expenses and Total Annual Operating Expenses were 0.46% and 1.36% respectively of the fund's average net assets.



 (9) Pursuant to a contractual agreement through at least March 31, 2004, fees and expenses were reimbursed to the extent expenses exceeded 1.20% of the average daily net assets of JPMorgan International Opportunities Portfolio.



 (10) Reflects a written agreement to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% of their average daily net assets through March 31, 2004. In addition, the Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio for the Portfolio is 1.00%.


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The examples do not reflect premium taxes that may apply depending on the state where you live and assume no transfer or withdrawal fees were imposed.


The examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The Example should not be considered a representation of past or future expenses and your actual costs may be higher or lower. Similarly, the 5% annual return assumed in the examples is not an estimate or guarantee of future performance.



THE FOLLOWING EXAMPLE ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.



     IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED
     1 YEAR        3 YEARS        5 YEARS       10 YEARS
      $418         $1,263         $2,124         $4,341



THE FOLLOWING EXAMPLE ASSUMES THE MINIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.



    IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED
     1 YEAR       3 YEARS       5 YEARS       10 YEARS
      $202         $624         $1,073         $2,319



We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2002. We did not independently verify the data provided; however, we did prepare the examples.


             THE APPENDIX CONTAINS ACCUMULATION UNIT VALUE HISTORY.

---------------------------------------------------

1. THE ANNUITY CONTRACT
---------------------------------------------------

This prospectus describes a variable annuity contract offered by Safeco Life.

The annuity contract is an agreement between Safeco Life and you, the owner, where we promise to pay the payee (you or someone you choose) an income in the form of annuity payments, beginning on a date you select, or a death benefit to your beneficiary(ies). When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has three fixed account options which earn interest at rates set and guaranteed by us. The total interest credited to you in the fixed account options affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

OWNER

The owner is as shown on the contract application, unless changed. You, as the owner, may exercise all ownership rights under the contract.

The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly.

ANNUITANT

The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase.

Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

ASSIGNMENT

You can assign the contract. This may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

---------------------------------------------------

2. ANNUITY PAYMENTS (INCOME PHASE)
---------------------------------------------------

You can switch to the income phase at any time unless you are restricted by the requirements of a retirement plan. During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans require that the annuitant be the owner and payee once annuity payments begin.

Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments are required to begin on the earlier of:

  - the first available payment date after you elect to begin annuity payments;

  - the latest annuity date specified in your contract; or

  - a different annuity date if required by law.


You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.


The amount of each annuity payment depends on many factors including the guarantees under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant lives, not the annuitant's life expectancy.

    LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. If the annuitant has a shortened life expectancy, there is a risk that fewer annuity payments will be made.

    LIFE ANNUITY WITH GUARANTEED PERIOD. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the beneficiary. Annuity payments stop the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

    JOINT AND SURVIVOR LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.


    PAYMENTS BASED ON A NUMBER OF YEARS. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You may select monthly, quarterly, or annual annuity payments. Each annuity payment reduces the number of accumulation units and/or value of the fixed account. Each annuity payment made from the Guaranteed Interest Period Fixed Account Option may be subject to a market value adjustment. Annuity payments continue until the entire value in the portfolios and fixed account options has been paid out. You can stop these annuity payments and receive a lump sum equal to the remaining contract value less any distribution charge and plus or minus any market value adjustment if applicable. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, there will be a death benefit payable to the beneficiary. See Section 9 - Death Benefit for more information.


If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

  - the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

  - an assumed investment return; and

  - the investment performance of the portfolios you selected.


If actual investment performance of the portfolios exceeds the assumed investment return, the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under the Payments Based on a Number of Years annuity option, actual investment performance of the portfolios, any market value adjustments on fixed annuity payments, and any withdrawals may affect the amount of annuity payments.


CHANGING PORTFOLIOS DURING
THE INCOME PHASE

After you switch to the income phase, you may request to change portfolio elections once a month. Transfers are not allowed to or from the fixed account options.

Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

---------------------------------------------------

3. PURCHASE
---------------------------------------------------

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $10,000. Additional purchase payments of $30 or more may be added at anytime during the accumulation phase. Your additional purchase payments may be made automatically from your checking or savings account. This is referred to as Systematic Investing. Purchase payments made through Systematic Investing must be $100 or more. Purchase payments made to the Dollar Cost Averaging Fixed Account Option must be $5,000 or more. Purchase payments made to a guaranteed period under the Guaranteed Interest Period Fixed Account Option must be $1,000 or more. Any purchase payment in excess of $1 million requires our prior approval.

Your initial purchase payment is normally credited to you within two days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. Your contract date is the date your initial purchase payment and all required information are received at Safeco Life.

We reserve the right to refuse any application or purchase payment.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial and subsequent purchase payments by specifying your desired allocations on the contract application. You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.

Once a purchase payment is received, the portion to be allocated to a fixed account option is credited as of the day it is received. The portion to be allocated to the portfolios is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call them annuity units.


We calculate the value of an accumulation unit for each portfolio after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.


The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

  - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by


  - the net asset value per share of a portfolio at the end of the prior day; minus


  - the daily insurance charges and any taxes Safeco Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a portfolio, we credit your contract with accumulation units. Similarly, when you request a transfer or withdrawal of money from a portfolio, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

    EXAMPLE: On Monday we receive a $1,000 purchase payment from you before the NYSE closes. You have told us you want this to go to the Safeco RST Growth Opportunities Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Safeco RST Growth Opportunities Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Safeco RST Growth Opportunities Portfolio.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your Safeco Life registered representative within the period stated on the front of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we reserve the right to initially apply amounts designated for the portfolios to the Safeco RST Money Market Portfolio until the contract is 15 days old. These amounts will then be allocated in the manner you selected unless you have canceled the contract.

---------------------------------------------------

4. INVESTMENT OPTIONS
---------------------------------------------------

VARIABLE INVESTMENT OPTIONS

The portfolios are not offered directly to the public but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Each portfolio has its own investment objective. You should read the prospectuses for the portfolios carefully before investing. Copies of these prospectuses accompany this prospectus and may include information on other portfolios not available under the contract. Not all portfolios listed below may be available for all contracts.


SAFECO RESOURCE SERIES TRUST
Advised by Safeco Asset Management Company



  - Safeco RST Equity Portfolio



  - Safeco RST Growth Opportunities Portfolio



  - Safeco RST Northwest Portfolio



  - Safeco RST Bond Portfolio



  - Safeco RST Small Company Value Portfolio



  - Safeco RST Money Market Portfolio



AIM VARIABLE INSURANCE FUNDS
Advised by A I M Advisors, Inc.



  - AIM V.I. Aggressive Growth Fund (Series I shares)



  - AIM V.I. Capital Development Fund (Series II shares)



  - AIM V.I. International Growth Fund (Series II shares)



AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.



  - American Century VP Balanced



  - American Century VP International



  - American Century VP Value



  - American Century VP Ultra Class II



DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")
Advised by The Dreyfus Corporation



  - Dreyfus IP - MidCap Stock Portfolio - Initial Shares



  - Dreyfus IP - Technology Growth Portfolio - Initial Shares



THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES Advised by The Dreyfus Corporation



DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
Advised by The Dreyfus Corporation



  - Dreyfus VIF - Quality Bond Portfolio - Initial Shares



Advised by The Dreyfus Corporation
Sub-Advised by Fayez Sarofim & Co.



  - Dreyfus VIF - Appreciation Portfolio - Initial Shares



DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES
Advised by The Dreyfus Corporation



FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company



  - Federated High Income Bond Fund II



Advised by Federated Investment Management Company
Sub-Advised by Federated Global Investment Corp.



  - Federated Capital Income Fund II



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS
Advised by Fidelity Management & Research Company



  - Fidelity-Registered Trademark- VIP Growth Portfolio



  - Fidelity-Registered Trademark- VIP Growth & Income Portfolio



  - Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-
    Portfolio



  - Fidelity-Registered Trademark- VIP Equity Income Portfolio



  - Fidelity-Registered Trademark- VIP Asset Manager-SM- Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Advised by Franklin Advisers, Inc.



  - Franklin Small Cap Fund - Class 2



  - Franklin U.S. Government Fund - Class 2



Advised by Franklin Mutual Advisers, LLC



  - Mutual Shares Securities Fund - Class 2



Advised by Templeton Asset Management Ltd.



  - Templeton Developing Markets Securities Fund - Class 2



Advised by Templeton Global Advisors Limited



  - Templeton Growth Securities Fund - Class 2



ING VP NATURAL RESOURCES TRUST
Advised by ING Investments, LLC



  - ING VP Natural Resources Trust



INVESCO VARIABLE INVESTMENT FUNDS, INC.
Advised by INVESCO Funds Group, Inc.



  - INVESCO VIF - Real Estate Opportunity Fund



  - INVESCO VIF - Health Sciences Fund



J.P. MORGAN SERIES TRUST II
Advised by J.P. Morgan Investment Management Inc.



  - JPMorgan Mid Cap Value Portfolio



  - JPMorgan International Opportunities Portfolio



THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003.



AIM VARIABLE INSURANCE FUNDS
Advised by A I M Advisors, Inc.



  - AIM V.I. Growth Fund (Series I shares)



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS
Advised by Fidelity Management & Research Company



  - Fidelity-Registered Trademark- VIP Growth Opportunities Portfolio



J.P. MORGAN SERIES TRUST II



  - JPMorgan U.S. Large Cap Core Equity Portfolio

SCUDDER VARIABLE SERIES I ("VS I")
Advised by Deutsche Investment Management Americas, Inc.



  - Scudder VS I Balanced Portfolio



  - Scudder VS I International Portfolio


We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. We will seek prior approval of the SEC and give you notice before doing this.

FIXED ACCOUNT OPTIONS

The contract also offers three fixed account options, the Enhanced Fixed Account Option, the Dollar Cost Averaging Fixed Account Option, and the Guaranteed Interest Period Fixed Account Option, which credit interest rates that are set and guaranteed by Safeco Life. Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and the selection you make. Annual effective interest rates will never be less than 3%.


    ENHANCED FIXED ACCOUNT OPTION. Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply for at least 12 months from the date we receive it. Thereafter we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again. If you make a withdrawal from this option while a distribution charge applies, your withdrawal may be less than your purchase payment(s). See Section 5 - Charges & Expenses.


    DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. We credit interest at a specified rate on amounts prior to their being transferred to portfolios you select. Monthly transfers are made over a period of time as selected by you from the available periods shown in the contract. The entire value in this option must be transferred before you allocate an additional purchase payment to this option. You may not choose this option within 12 months of switching to the income phase.


    GUARANTEED INTEREST PERIOD FIXED ACCOUNT OPTION. We credit interest at a specified rate for a guaranteed period. Different guaranteed periods may have different interest rates. Each allocation starts its own guaranteed period. You select one or more guaranteed periods from the available choices. From time to time, we may change or limit the available choices of guaranteed periods. Not all guaranteed periods may be available in all states. Unless you tell us otherwise, we will automatically apply your value at the end of a guaranteed period to a new guaranteed period of the same or next shorter duration at the then current interest rate for that guaranteed period. The next shorter duration will be used if the prior guaranteed period is not currently available. If you move money out during a guaranteed period, as a transfer, withdrawal, or to purchase annuity payments, there will be a market value adjustment. The market value adjustment is based primarily on the difference between the interest rate being credited to the money you move and the current interest rate offered for a guaranteed period of the same duration. In general, if interest rates have dropped, the market value adjustment will be positive and if interest rates have risen, it will be negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 100% of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. Unless you tell us otherwise, the market value adjustment will be applied to your remaining contract value. We will not apply a market value adjustment if you move money within 30 days after the end of a guaranteed period. A market value adjustment will apply if your contract value switches to the income phase during the guaranteed period you have selected. You may avoid this result by selecting a guaranteed period that does not extend beyond that date. See the SAI for more information including other factors used in calculating the market value adjustment.


TRANSFERS

During the accumulation phase you can transfer money between investment options 12 times per contract year free of a transfer charge. (For purposes of this Transfer Section, "investment options" does not include the Dollar Cost Averaging Fixed Account Option.) We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of the Enhanced Fixed Account Option at one time is $500, or the available transfer amount if less. The available transfer amount is 15% of the Enhanced Fixed Account Option value per contract year, including any withdrawals made during the contract year. The minimum amount you can transfer out of the other investment options at one time is $500, or the entire value if less. You must transfer the entire amount out of any investment option, except the Enhanced Fixed Account Option, if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any portfolio or the Enhanced Fixed Account Option is $50. The minimum you can transfer into a new guaranteed period under the

Guaranteed Interest Period Fixed Account Option is $1,000.


We will accept transfers by signed written request, by telephone, or, if available, electronically by the Internet. Each transfer must identify:


  - your contract;

  - the amount of the transfer; and

  - which investment options are affected.


Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.



Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.


We reserve the right to modify, suspend, or terminate transfer privileges at any time.

SCHEDULED TRANSFERS


You can choose among several investment strategies which are available for certain investment options that have not had a previous transfer or withdrawal taken during that contract year. For each investment option for which a scheduled transfer is available, scheduled transfers can be initiated once during each contract year. Once started, these scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" investment option. Scheduled transfers will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment option. These scheduled transfers will not count against your 12 free transfers as long as you continue them for at least six months.



    DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the Enhanced Fixed Account Option to any of the other portfolios.


    Dollar Cost Averaging transfers from the Enhanced Fixed Account Option are limited to 4% per quarter (1.33% monthly) of your value in the Enhanced Fixed Account Option as of the date of the initial transfer. There are no percentage limits on transfers out of the portfolios.


    APPRECIATION SWEEP. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings from the Safeco RST Money Market Portfolio or earned interest up to 15% each contract year from the Enhanced Fixed Account Option to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the fixed account options or to the Safeco RST Money Market Portfolio.


    PORTFOLIO REBALANCING. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation Sweep; however, it is not available for the fixed account options.

LIMITS ON EXCESSIVE TRANSFERS

Even though we permit the limited use of approved asset allocation programs, the contract and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by contract owners.


Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or similar third party authorized to initiate transfers or exchange transactions on your behalf.


We reserve the right to reject any transfer request from any person if, in our judgment, a portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We will impose such restrictions only if we or any affected portfolio believe that doing so will prevent harm to other contract owners.

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---------------------------------------------------


5. CHARGES AND EXPENSES

---------------------------------------------------

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES
Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge.

    MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each portfolio. This charge is for all the insurance benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. The rate of the mortality and expense risk charge will not be increased.

    ASSET RELATED ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract, confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge is not enough to cover the costs of the contract in the future, we will bear the loss. We do not intend to profit from this charge. The rate of the asset related administration charge will not be increased.

DISTRIBUTION CHARGE


If a withdrawal from the Enhanced Fixed Account Option, together with prior withdrawals and transfers during the contract year, exceed 15% of the value of the Enhanced Fixed Account Option, you may be assessed a distribution charge. This charge compensates us for the risk that the investments backing the assets allocated to this option may have to be liquidated earlier than anticipated to meet withdrawal requests.


The distribution charge is stated as a percentage of the amount withdrawn. It is 5% in the first five contract years and declines as follows:

Contract Year   1   2   3   4   5   6   7   8  9+
Distribution
  Charge       5%  5%  5%  5%  5%  4%  3%  2%  0%

The distribution charge is deducted from the amount withdrawn, unless you tell us otherwise.

We will not assess the distribution charge for:

  - annuity payments;

  - Repetitive Withdrawals taken over life expectancy;

  - eligible healthcare confinement withdrawals; and

  - death benefits.

WITHDRAWAL CHARGE

We may deduct a withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less.


If the transfer is part of Dollar Cost Averaging, Appreciation Sweep or Interest Sweep, or Portfolio Rebalancing it will not be counted as part of your 12 free transfers, provided those transfers continue for at least six months.


PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of these taxes.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses that accompany this prospectus.

---------------------------------------------------

6. TAXES
---------------------------------------------------

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Safeco Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax advisor about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings (including any positive market value adjustments) until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

QUALIFIED CONTRACTS

Contracts purchased as an Individual Retirement Annuity ("IRA"), Roth IRA, Tax Sheltered Annuity ("TSA"), Deferred Compensation Plan ("457"), or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.


Furthermore, the Internal Revenue Service has recently proposed including the value of "other benefits" provided under annuity contracts for purposes of calculating required minimum distributions. These other benefits might include the value of any minimum guaranteed death benefits provided under your Contract. It is unclear at this time whether these benefits will be considered in calculating required minimum distributions or how such calculation will be made. If the IRS does require these benefits to be included in the calculation, however, the amount of your required minimum distribution may be impacted. If you are purchasing a qualified Contract, you should consult a tax adviser.


To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age
59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.


EXCHANGES



From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the Contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. In addition, if your Contract is a qualified Contract, then it will generally qualify as a tax free rollover or transfer. Before making an exchange, you should compare both contracts carefully. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.


DIVERSIFICATION

Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.

We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain distributions from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding.

---------------------------------------------------

7. ACCESS TO YOUR MONEY
---------------------------------------------------

Under your contract, money may be accessed:

  - by withdrawing all or some of your money during the accumulation phase;

  - by receiving payments during the income phase (see Section 2 - Annuity Payments); or

  - when a death benefit is paid to your beneficiary (see Section 9 - Death Benefit).

During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250, or the contract value if less. If you take a partial withdrawal, you must tell us from which investment options we are to take the withdrawal. However, withdrawals are not allowed from the Dollar Cost Averaging Fixed Account Option except upon surrender of the contract. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a distribution charge and a withdrawal charge. If you move money out before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option, a market value adjustment will apply.

FREE WITHDRAWAL AMOUNT


There is no distribution charge on the first 15% of the Enhanced Fixed Account Option value withdrawn and/or transferred in a contract year. There is no withdrawal charge on the first withdrawal you make in a contract year. There is no market value adjustment on withdrawals from the Guaranteed Interest Period Fixed Account Option that are taken within 30 days after the end of the guaranteed period.


HEALTHCARE CONFINEMENT

If approved in your state, there is no distribution charge on withdrawals you make while you are confined in an eligible healthcare facility (or within 60 days after confinement ends) if:

  - the confinement began after your contract date; and

  - we receive confirmation that your confinement has continued for 60 or more consecutive days.

REPETITIVE WITHDRAWALS

You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a part of substantially equal withdrawals made at least annually and based on:

  - your life expectancy; or

  - the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

WITHDRAWAL RESTRICTIONS ON TSA OR 403(b)

Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

  - you attain age 59 1/2;

  - you leave your job;

  - you die or become disabled as defined by the Code;

  - you experience a qualifying hardship (applies to contributions only); or

  - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM ("TEXAS ORP")

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

  - terminate employment in all eligible Texas institutions of higher education;

  - retire;

  - attain age 70 1/2; or

  - die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. Investment performance alone will not cause a forced withdrawal.


Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the fixed account options as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See
Section 6 - Taxes.


---------------------------------------------------

8. PERFORMANCE
---------------------------------------------------

From time to time, we may advertise "yield", "effective yield", "total return", and "average annual total return" for some or all of the portfolios. Some of the portfolios have been in existence prior to being offered in the contract. We calculate performance data of any period prior to the portfolio being offered in the contract as if the portfolio had been offered during those periods, using current charges and expenses.

Performance data and rankings are based on historical results and do not promise or project future performance.

Standardized performance makes it easier for you to compare performance of variable contracts issued by different companies. It uses set time periods and purchase payment amounts.

Non-standardized performance helps you compare performance of portfolios within a contract. From time to time, non-standardized performance may accompany standardized figures. Non-standardized performance uses different time periods and purchase payment amounts. Non-standardized portfolio performance may appear higher. Non-standardized figures may also include performance of a portfolio prior to the portfolio's availability in any variable annuity contract we offer.

Each portfolio may, from time to time, advertise performance relative to certain performance rankings and indexes compiled on an industry-wide basis, for example:

  - "Lipper Variable Insurance Products Performance Analysis Service" monitors performance for variable annuity portfolios and is published by Lipper, Inc.

  - "VARDS Report" is a monthly, variable annuity industry analysis published by Financial Planning Resources, Inc.

  - "Variable Annuity Performance Report" is a monthly analysis of variable annuity performance published by Morningstar, Inc.

Rankings provided by these and other sources may not include all applicable charges. More information on the method used to calculate performance for the portfolios and information about independent services that monitor and rank the performance of variable annuities is in the SAI.

---------------------------------------------------

9. DEATH BENEFIT
---------------------------------------------------

DEATH DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit is payable to the beneficiary upon the death of the first owner to die or, if the owner is a non-natural person (e.g., a corporation or trust), on the death of the first annuitant to die.

To pay the death benefit we need proof of death, such as a certified copy of a death certificate, plus written direction from your beneficiary regarding how he or she wants to receive the money.

The death benefit is the higher of:

  1) your current contract value; or

  2) if you are a sole owner or the oldest joint owner, the Minimum Guaranteed Death Benefit.

When determining the higher of (1) or (2) above, the calculations are based on the earlier of:

  - the date we receive proof of death and the beneficiary's election of how to receive payment; or

  - six months from the date of death.

The initial Minimum Guaranteed Death Benefit is equal to your first purchase payment. It is reset on each 5-year contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding Minimum Guaranteed Death Benefit or is "stepped up" to your contract value on that date, if higher.

The Minimum Guaranteed Death Benefit is immediately increased by additional purchase payments and adjusted for withdrawals and annuity payments made under the Payments Based on a Number of Years annuity option.

If we add money to your contract in order to satisfy the Minimum Guaranteed Death Benefit, we will allocate it to the investment options in accordance with instructions we receive from your beneficiary.

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, beneficiaries should notify us of a death as promptly as possible to limit their risk of a decline in benefit value. We will waive any negative market value adjustment on the portion of the death benefit in a guaranteed period under the Guaranteed Interest Period Fixed Account Option that is withdrawn from the contract by the beneficiary within 60 days from the date we receive proof of death.

A beneficiary under a non-qualified contract may elect to receive the death benefit as:

  1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

  2) annuity payments made over the beneficiary's life or life expectancy. To receive annuity payments, the beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

A beneficiary under a qualified contract may have different death benefit elections depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the Minimum Guaranteed Death Benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.

DEATH DURING THE INCOME PHASE

During the income phase, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an owner dies before the entire contact value has been paid out, a death benefit calculated in the same manner as a death benefit determined during the accumulation phase, is payable to the beneficiary. Other annuity options may have remaining annuity payments after the death of the annuitant. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See Section 2 - Annuity Payments for more information.

BENEFICIARY

The beneficiary under the contract is determined as follows:

  - surviving owner or joint owner; or if none, then

  - surviving primary beneficiaries; or if none, then

  - surviving contingent beneficiaries; or if none, then

  - estate of the last owner to die.

You designate beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

---------------------------------------------------

10. OTHER INFORMATION
---------------------------------------------------

SAFECO LIFE

Safeco Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses.

SEPARATE ACCOUNT

We established Safeco Separate Account C ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Safeco Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Safeco Life. Promises we make in the contract are general corporate obligations of Safeco Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

GENERAL ACCOUNT

If you put your money into the fixed account options, it goes into Safeco Life's general account. The general account is made up of all of Safeco Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account options or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account options. However, such disclosure may be subject to general provisions in federal securities laws that relate to accuracy and completeness of statements made in the prospectus.

DISTRIBUTION (PRINCIPAL UNDERWRITER)


The contracts are underwritten by Safeco Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Safeco Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Safeco Life and is located at 4854 154th Place NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No amounts are retained by SSI for acting as principal underwriter for Safeco Life contracts.


The initial commissions paid to registered representatives on the sale of contracts are not more than 1.6% of purchase payments. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account or SSI is a party. Safeco Life is engaged in various kinds of litigation which, in the opinion of Safeco Life, are not of material importance in relation to the total shareholder equity and surplus of Safeco Life.


RIGHT TO SUSPEND ANNUITY PAYMENTS,
TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

  - the NYSE is closed (other than customary weekend or holiday closings);

  - trading on the NYSE is restricted;

  - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

  - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the fixed account options for the period permitted by law, but not for more than six months.

VOTING RIGHTS

Safeco Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. All shares are voted in the same proportion as the instructions we received. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the fixed account options.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges or crediting additional interest to the fixed account options.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.


WEBSITE INFORMATION


You can find more information about the Spinnaker Advisor Variable Annuity Contract as well as other products and financial services offered by Safeco companies on the Internet at http://www.safeco.com. This website is frequently updated with new information and can help you locate a representative near you.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account's most recent registration statement (found on the EDGAR Database) and general consumer information.

FINANCIAL STATEMENTS

The financial statements of Safeco Life and Safeco Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Separate Account
Experts
Distribution
Performance Information
Market Value Adjustment
Federal Tax Status
Annuity Provisions
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                    APPENDIX

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUE HISTORY

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial Statements. This information should be read in conjunction with the Separate Account's Financial Statements and related notes which are included in the Statement of Additional Information.


Such information is not included for AIM V.I. Capital Development Fund
(Series II shares), AIM V.I. International Growth Fund (Series II shares), American Century VP Ultra Class II, Dreyfus Stock Index Fund, Inc. - Service Shares, Fidelity VIP Equity Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Asset Manager Portfolio, ING VP Natural Resources Trust, INVESCO VIF - Health Sciences Fund, JPMorgan International Opportunities Portfolio and JPMorgan Mid Cap Value Portfolio, as they are new.



                                                                2002       2001       2000
                                                                ----       ----       ----
SAFECO RST EQUITY SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.389
December 31 value                                               $5.862     $8.027     $8.987
December 31 units                                              180,497     71,470        232

SAFECO RST GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.332
December 31 value                                               $6.321    $10.290     $8.764
December 31 units                                              411,228    271,311        786

SAFECO RST NORTHWEST SUB-ACCOUNT
October 6 value (initial public offering)                                             $8.471
December 31 value                                               $5.244     $7.002     $7.951
December 31 units                                               76,956     39,293      3,236

SAFECO RST BOND SUB-ACCOUNT
October 6 value (initial public offering)                                            $10.110
December 31 value                                              $11.843    $11.147    $10.541
December 31 units                                              275,457    131,682        487

SAFECO RST MONEY MARKET SUB-ACCOUNT
October 6 value (initial public offering)                                            $10.069
December 31 value                                              $10.432    $10.425    $10.194
December 31 units                                              458,796    495,602     76,757

SAFECO RST SMALL COMPANY VALUE SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.511
December 31 value                                              $10.321    $10.973     $9.181
December 31 units                                              292,622    215,910         10

AIM V.I. AGGRESSIVE GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
October 6 value (initial public offering)                                             $8.915
December 31 value                                               $4.440     $5.825     $7.995
December 31 units                                              110,575     63,634      7,886

AIM V.I. GROWTH FUND (SERIES I SHARES) SUB-ACCOUNT
October 6 value (initial public offering)                                             $8.784
December 31 value                                               $3.166     $4.654     $7.144
December 31 units                                              139,963    148,352     17,053

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.566
December 31 value                                               $7.846     $8.802     $9.260
December 31 units                                              284,028    180,330     26,017

                                                                2002       2001       2000
                                                                ----       ----       ----
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.312
December 31 value                                               $4.862     $6.195     $8.886
December 31 units                                              155,772    100,732     31,884

AMERICAN CENTURY VP VALUE SUB-ACCOUNT
May 1 value (initial public offering)                          $10.000
December 31 value                                               $8.695        N/A        N/A
December 31 units                                                3,723        N/A        N/A

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.443
December 31 value                                               $7.712     $8.942     $9.377
December 31 units                                              707,712    447,328     85,547

DREYFUS IP - TECHNOLOGY GROWTH - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                             $8.446
December 31 value                                               $2.334     $3.908     $5.931
December 31 units                                               97,481     54,801      2,086

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.264
December 31 value                                               $4.446     $6.349     $8.322
December 31 units                                               59,992     37,403      2,633

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.509
December 31 value                                               $6.907     $8.415     $9.413
December 31 units                                              202,986     71,447      4,341

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
October 6 value (initial public offering)                                            $10.105
December 31 value                                              $11.737    $11.050    $10.507
December 31 units                                              426,465    292,769        779

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.848
December 31 value                                               $9.201     $9.207     $9.186
December 31 units                                               37,610     29,559         10

FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT (formerly known as Federated Utility Fund II)
October 6 value (initial public offering)                                             $9.714
December 31 value                                               $5.845     $7.798     $9.114
December 31 units                                               20,742     16,926         10

FIDELITY VIP GROWTH SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.074
December 31 value                                               $4.569     $6.633     $8.173
December 31 units                                              534,070    281,785     87,223

FIDELITY VIP GROWTH OPPORTUNITIES SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.180
December 31 value                                               $5.484     $7.120     $8.412
December 31 units                                               70,291     36,997         10

                                                                2002       2001       2000
                                                                ----       ----       ----
FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.768
December 31 value                                               $7.048     $8.575     $9.535
December 31 units                                              286,443    154,532     22,133

FRANKLIN SMALL CAP FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                             $8.992
December 31 value                                               $4.559     $6.486     $7.765
December 31 units                                              158,097    112,515     22,042

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                            $10.105
December 31 value                                              $12.031    $11.120    $10.543
December 31 units                                              689,681    252,843        486

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)                          $10.000
December 31 value                                               $8.474        N/A        N/A
December 31 units                                               14,954        N/A        N/A

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
October 6 value (initial public offering)                                             $8.900
December 31 value                                               $7.439     $7.559     $8.325
December 31 units                                               18,820      2,853         10

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)                          $10.000
December 31 value                                               $7.942        N/A        N/A
December 31 units                                                6,178        N/A        N/A

INVESCO VIF - REAL ESTATE OPPORTUNITY SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.745
December 31 value                                              $10.634    $10.142    $10.368
December 31 units                                               88,514     34,322        628

JPMORGAN U.S. LARGE CAP CORE EQUITY SUB-ACCOUNT (formerly known as JPMorgan U.S. Disciplined
  Equity Portfolio)
October 6 value (initial public offering)                                             $9.297
December 31 value                                               $5.605     $7.545     $8.691
December 31 units                                              932,299    560,828    124,227

SCUDDER VS I BALANCED SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.655
December 31 value                                               $7.303     $8.725     $9.424
December 31 units                                              443,566    263,098     18,223

SCUDDER VS I INTERNATIONAL SUB-ACCOUNT
October 6 value (initial public offering)                                             $9.331
December 31 value                                               $4.980     $6.190     $9.085
December 31 units                                               59,591     69,114      9,905

                      SPINNAKER(R) ADVISOR VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                            SAFECO SEPARATE ACCOUNT C
                                       AND
                         SAFECO LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-472-3326 or write to Safeco Life Insurance Company, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.

This Statement of Additional Information and the prospectus are both dated May 1, 2003.

                                TABLE OF CONTENTS

SEPARATE ACCOUNT                                                         2
   Mortality and Expense Guarantee                                       2

EXPERTS                                                                  2

DISTRIBUTION                                                             3

PERFORMANCE INFORMATION                                                  3
   Total Return                                                          3
   Yield                                                                 4
   Performance Comparison                                                4
   Tax Comparison                                                        5

MARKET VALUE ADJUSTMENT                                                  5

FEDERAL TAX STATUS                                                       6
   Note                                                                  6
   General                                                               6
   Diversification                                                       7
   Multiple Contracts                                                    8
   Contracts Owned by Other than Natural Persons                         8
   Income Tax Withholding                                                8
   Tax Treatment of Withdrawals - Non-Qualified Contracts                8
   Retirement Plans                                                      9
   Tax Treatment of Withdrawals - Qualified Contracts                   10
   Tax Sheltered Annuities - Withdrawal Limitations                     11

ANNUITY PROVISIONS                                                      11
   Annuity Unit Value                                                   11
   Variable Annuity Payments                                            11
   Fixed Annuity Payments                                               12

FINANCIAL STATEMENTS                                                    13

                                SEPARATE ACCOUNT

Safeco Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. We established Safeco Separate Account C ("the Separate Account") on February 11, 1994, to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. It is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. The Separate Account invests in the underlying portfolios that are offered under the contract. Each portfolio is a part of a series of portfolios designed for use in variable annuity and variable life insurance products, not all of which may be available under the contracts described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios. We do not guarantee the investment performance of the Separate Account, its assets, or the portfolios. Contract values allocated to the Separate Account and the amount of variable annuity payments will vary with the value of the shares of the underlying portfolios, and are also reduced by expenses and transaction charges assessed under the contracts.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract for the reasons described above, or because of the premature death of the annuitant after the annuity date.

MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each variable annuity payment made after the first payment will not be adversely affected by variations in actual mortality experience or actual expenses incurred in excess of the expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity payments).

A portion of the proceeds from the mortality and expense risk charge will also be utilized to meet distribution costs and related expenses. We have represented in documents filed with the SEC that the mortality and expense risk charge is consistent with the mortality and expense risks we assume and is within the range of industry practice, based on our review of our requirements and industry practice. Moreover, we have represented that use of any proceeds from such charge to defray distribution expenses has a reasonable likelihood of benefiting the Separate Account and owners.

                                     EXPERTS

The financial statements of Safeco Separate Account C at December 31, 2002 and for each of the two years or periods in the periods then ended and the financial statements of Safeco Life Insurance Company and Subsidiaries at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

                                  DISTRIBUTION

Safeco Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended 2000, 2001 and 2002, SSI received $5,597,335, $6,188,812 and $5,031,478 in commissions for the distribution of the Contracts of which no payments were retained. These figures include the combined amount of all commissions paid from the product funded by the Separate Account whether allocated to the general account of the Depositor or the Separate Account.

                             PERFORMANCE INFORMATION

TOTAL RETURN

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. It reflects all aspects of a portfolio's return, including the automatic reinvestment by the portfolio of all distributions and the deduction of all applicable charges to the portfolio on an annual basis, including the mortality and expense risk charge, the asset related administration charge, and any other charges against contract value. Quotations also will assume a termination (surrender) at the end of the particular period. Additional quotations may be given that do not assume a termination (surrender) since the contracts are intended as long-term products.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount. From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, and use of time weighted average annual returns which take into consideration the length of time each investment has been invested. Non-standardized figures may cause the performance of the portfolios to appear higher than performance calculated using standard parameters.

"Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. It is calculated by determining the growth or decline in value of a hypothetical investment in the portfolio over certain periods, including 1, 5, and 10 years (up to the portfolio's availability through the Separate Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the portfolio's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a portfolio. Average annual returns are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:
P   = a hypothetical initial payment of $1,000;
T   = the average annual total return;
n   = the number of years; and
ERV = the withdrawal value at the end of the time period used.

"Cumulative total returns" are not averaged and reflect the simple change in value of a hypothetical investment in the portfolio over a stated period of time.

Total return, average total return, and cumulative total return assume reinvestment of dividend and capital gains distributions.

From time to time, additional quotations of total return based on the historical performance of the portfolios may also be presented.

YIELD

Some portfolios may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the portfolio over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Safeco RST Money Market Portfolio. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven (7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by assuming that the income generated during the seven day period continues to be generated each week for a 52 week period. It is multiplied by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                                                      365/7
           Effective Yield = [(Base Period Return + 1)     ] - 1

For the Safeco RST Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield.

Yield for portfolios other than the Safeco RST Money Market Portfolio is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                                                 6
                         Yield = 2[((a-b)/cd + 1)  - 1]

where:

a = net investment income earned during the period by the corresponding portfolio;
b = expenses accrued for the period (net of any reimbursements);
c = the average daily number of accumulation units outstanding during the period; and
d = the value (maximum offering price) per accumulation unit on the last day of the period.

The income is then annualized on a 360 day basis by assuming that the income generated during the 30 day period continues to be generated each month for a 12 month period and is shown as a percentage of the investment.

PERFORMANCE COMPARISON

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values. Performance information for a portfolio may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indexes generally regarded as representative of the securities markets; (ii) other variable annuity separate accounts or other investment products tracked by Lipper, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any portfolio derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

TAX COMPARISON

Reports and advertising also may show the effect of tax deferred compounding on investment returns, or returns in general, illustrated by graphs, charts, or otherwise, which may include a comparison, at various points in time, of the return from an investment in a contract (giving effect to all fees and charges), or returns in general, on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and which will disclose the tax characteristics of the investments shown, including the impact of withdrawals and surrenders.

                             MARKET VALUE ADJUSTMENT

If money is withdrawn from a guaranteed period under the Guaranteed Interest Period Fixed Account Option before the end of the guaranteed period, we will apply a Market Value Adjustment ("MVA"). The MVA reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. In general, the longer the time remaining to the end of the guaranteed period when the money is withdrawn, the greater the impact due to changing interest rates. The MVA can be positive or negative. However, upon total withdrawal from a guaranteed period, you will never receive less than 100% of the original amount allocated to that guaranteed period accumulated at 3% annualized interest and adjusted for any prior withdrawals. If amounts are taken from more than one guaranteed period at the same time, the MVA is calculated individually for each guaranteed period. The MVA formula is as follows:

                          MVA = W x (I  - I ) x F
                                      c    n     s
where:

W = the amount withdrawn, transferred, or annuitized from a guaranteed period under the Guaranteed Interest Period Fixed Account Option;

I =  the interest rate, in decimal form, credited on the money withdrawn,
 c   transferred, or annuitized;

I  = the interest rate, in decimal form, that would be credited on new money
 n allocated to a guaranteed period of the same duration as the guaranteed period from which money is being taken;

F =  the adjustment factor, which varies by the length of time remaining in the
 s guaranteed period and the interest rate credited on the money withdrawn, transferred, or annuitized;

s = the number of years remaining until the end of the guaranteed period from which money is being taken. The adjustment factor for partial years will be interpolated between whole-year adjustment factors.

                                   ADJUSTMENT FACTORS (F )
                                                        s

      NUMBER OF YEARS                 WHERE               WHERE
     REMAINING IN THE             I  LESS THAN 6%  I  GREATER THAN OR
     GUARANTEED PERIOD             c                c   EQUAL TO 6%
---------------------------       ---------------  ------------------
              0                        0.00               0.00
              1                        0.90               0.90
              2                        1.80               1.75
              3                        2.60               2.50
              4                        3.40               3.15
              5                        4.10               3.80
              6                        4.80               4.35
              7                        5.40               4.85
              8                        6.00               5.35
              9                        6.50               5.75
             10                        7.00               6.15

Examples of a MVA on withdrawals taken before the end of a guaranteed period under the Guaranteed Interest Period Fixed Account Option:

     EXAMPLE 1

     Assume a 5-year guaranteed period is purchased for $25,000 and earns annualized interest at 6.6%.

     Two years and 61 days later a total withdrawal is requested from this guaranteed period (there are 2 years and 304 days left to the end of the guaranteed period). A new 5-year guaranteed period is now earning 7.0%.

     The MVA that applies equals:
                     (2+61/365)
     $25,000 x 1.066           x(.066 - .070)x(1.75 +(2.50 - 1.75)x 304/365) =
     $28,713.97 x (-.004) x 2.375 = -$272.74
     $28,713.97 - 272.74 = $28,441.23

                                                                 (2+61/365)
     The minimum guaranteed value after the MVA is $25,000 x 1.03           = $26,653.84.
     Since $28,441.23 is greater than $26,653.84, the customer will receive $28,441.23.

     EXAMPLE 2

     Assume a 3-year guaranteed period is purchased for $20,000 and earns annualized interest at 5.45%. Two years and 182 days later a total withdrawal is requested from this guaranteed period (there are 183 days left to the end of the guaranteed period). A new 3-year guaranteed period is now earning 5.00%.

     The MVA that applies equals:
                      (2+182/365)
     $20,000 x 1.0545            x (.0545 - .0500) x (.90 x 183/365) =
     $22,835.73 x .0045 x .4512 = $46.37
     $22,835.73 + 46.37 = $22,882.10

                                                                 (2+182/365)
     The minimum guaranteed value after the MVA is $20,000 x 1.03           = $21,533.05.
     Since $22,882.10 is greater than $21,533.05 the customer will receive $22,882.10.

From time to time we may limit or change guaranteed periods under the Guaranteed Interest Period Fixed Account Option. Not all guaranteed periods may be available in all states. For purposes of calculating MVAs, we will continue to set new money rates for all guaranteed periods.

                               FEDERAL TAX STATUS

NOTE

The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For non-qualified contracts, this cost basis is generally the purchase payments, while for qualified contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. These aggregation rules may also apply in connection with certain 457 plans. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, e.g. a corporation or certain other entities, unless the contract is held by certain trusts or other entities as an agent for a natural person or to hold retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions; or d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); or e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings (including any positive MVAs) are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

RETIREMENT PLANS

The contracts offered herein are designed to be suitable for use under various types of retirement plans. Taxation of participants in each retirement plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Following are general descriptions of some types of retirement plans with which the contracts are most often used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued in connection with a retirement plan.

Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from these contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Tax Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the tax sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Section 408A includes limits on how much you may contribute to a Roth Individual Retirement Annuity and when distributions may commence. Qualified distributions from Roth Individual Retirement Annuities are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or
     (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a regular Individual Retirement Account or Annuity to a Roth Individual Retirement Annuity. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

d.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a Qualified Domestic Relations Order; (g) distributions made to pay health insurance premiums for an unemployed owner or annuitant; (h) distributions made to an owner or annuitant to pay qualified higher education expenses; and (i) distributions made to an owner or annuitant for first home purchases. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in
(c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner or annuitant.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) in the case of hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE

The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different than the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

VARIABLE ANNUITY PAYMENTS

The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units credited for each portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units used to calculate the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (2nd option described in the prospectus).

     (1)  Assumed number of accumulation units in a portfolio on
          maturity date                                                   25,000

     (2)  Assumed value of an accumulation unit in a portfolio
          at maturity                                                   $12.5000

     (3)  Cash value of contract at maturity, (1) x (2)                 $312,500

     (4)  Consideration required to purchase $1 of monthly
          annuity from Variable Annuity Purchase Rate Table              $200.20

     (5)  Amount of first payment from a portfolio, (3) divided
          by (4)                                                       $1,560.94

     (6)  Assumed value of annuity unit in a portfolio at
          maturity                                                      $13.0000

     (7)  Number of annuity units credited in a portfolio, (5)
          divided by (6)                                                120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

FIXED ANNUITY PAYMENTS


The amount of fixed annuity payments under a life annuity option remains constant and is determined by applying the adjusted value of the contract used to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table contained in the contract. Safeco Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The adjusted value of the contract in the fixed account options is equal to:


     - the value of the contract in the fixed account options as of the date you switch to the income phase;

     - plus or minus the MVA applicable to guaranteed periods under the Guaranteed Interest Period Fixed Account Option that are not at the end of their guaranteed periods; and

     -    minus any applicable premium taxes.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Safeco Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                              FINANCIAL STATEMENTS

                            SAFECO SEPARATE ACCOUNT C


                                TABLE OF CONTENTS

                                      PAGE

Statement of Assets and Liabilities as of December 31, 2002                  1

Statements of Operations and Changes in Net Assets for the
   Year or Period Ended December 31, 2002 and 2001                           8

Notes to Financial Statements                                               20

Report of Ernst & Young LLP, Independent Auditors                           31

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2002

                                                       SAFECO SEPARATE ACCOUNT C

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                               SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------
                                                                                  SAFECO         SAFECO
                                                      SAFECO        SAFECO        GROWTH         MONEY         SAFECO
                                                       BOND         EQUITY     OPPORTUNITIES     MARKET      NORTHWEST
------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $ 13,788,732  $143,797,614  $119,418,746   $ 11,910,429  $ 24,248,138
                                                   ============  ============  ============   ============  ============

            SHARES OWNED                              1,209,898     5,268,271     5,608,721     11,910,429     1,236,158

         Investments, at Value                     $ 13,780,735  $ 95,197,655  $ 76,278,609   $ 11,910,429  $ 15,934,120
                                                   ------------  ------------  ------------   ------------  ------------

         Total Assets                                13,780,735    95,197,655    76,278,609     11,910,429    15,934,120

LIABILITIES:                                                  -             -             -              -             -
                                                   ------------  ------------  ------------   ------------  ------------

NET ASSETS                                         $ 13,780,735  $ 95,197,655  $ 76,278,609   $ 11,910,429  $ 15,934,120
                                                   ============  ============  ============   ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $ 10,518,486  $ 94,139,749  $ 73,679,365   $  7,124,007  $ 15,530,624

      ACCUMULATION UNITS OUTSTANDING                    436,150     2,530,004     2,745,739        404,945     1,178,069

      ACCUMULATION UNIT VALUE                      $     24.116  $     37.216  $     26.837   $     17.592  $     13.184

SPINNAKER ADVISOR
      NET ASSETS                                   $  3,262,249  $  1,057,906  $  2,599,244   $  4,786,422  $    403,496

      ACCUMULATION UNITS OUTSTANDING                    275,457       180,497       411,228        458,796        76,956

      ACCUMULATION UNIT VALUE                      $     11.843  $      5.862  $      6.321   $     10.432  $      5.244

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                               SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------
                                                      SAFECO        INVESCO       DREYFUS       DREYFUS
                                                    SMALL CO.     REAL ESTATE      MIDCAP      TECHNOLOGY     DREYFUS
                                                      VALUE       OPPORTUNITY      STOCK         GROWTH     APPRECIATION
------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $ 11,850,632  $   4,481,804  $ 15,830,498  $  4,734,337  $  7,294,753
                                                   ============  =============  ============  ============  ============

            SHARES OWNED                                973,981        431,698     1,166,244       380,529       212,690

         Investments, at Value                     $ 11,843,614  $   4,528,515  $ 14,041,581  $  2,188,041  $  6,121,208
                                                   ------------  -------------  ------------  ------------  ------------

         Total Assets                                11,843,614      4,528,515    14,041,581     2,188,041     6,121,208

LIABILITIES:                                                  -              -             -             -             -
                                                   ------------  -------------  ------------  ------------  ------------

NET ASSETS                                         $ 11,843,614  $   4,528,515  $ 14,041,581  $  2,188,041  $  6,121,208
                                                   ============  =============  ============  ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $  8,823,169  $   3,587,206  $  8,583,864  $  1,960,612  $  4,719,229

      ACCUMULATION UNITS OUTSTANDING                    741,022        324,429     1,032,227       764,137       653,722

      ACCUMULATION UNIT VALUE                      $     11.906  $      11.056  $      8.316  $      2.567  $      7.219

SPINNAKER ADVISOR
      NET ASSETS                                   $  3,020,445  $     941,309  $  5,457,717  $    227,429  $  1,401,979

      ACCUMULATION UNITS OUTSTANDING                    292,622         88,514       707,712        97,481       202,986

      ACCUMULATION UNIT VALUE                      $     10.321  $      10.634  $      7.712  $      2.334  $      6.907

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                               SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------
                                                     DREYFUS       DREYFUS                                    FIDELITY
                                                     QUALITY       SOCIALLY      FIDELITY       FIDELITY      GROWTH &
                                                       BOND      RESPONSIBLE      GROWTH       CONTRAFUND      INCOME
------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $  8,113,805  $  4,123,555  $  22,270,453  $ 27,689,356  $  7,487,955
                                                   ============  ============  =============  ============  ============

            SHARES OWNED                                704,390       131,699        582,658     1,131,888       573,183

         Investments, at Value                     $  8,206,148  $  2,489,105  $  13,657,497  $ 20,487,180  $  6,224,769
                                                   ------------  ------------  -------------  ------------  ------------

         Total Assets                                 8,206,148     2,489,105     13,657,497    20,487,180     6,224,769

LIABILITIES:                                                  -             -              -             -             -
                                                   ------------  ------------  -------------  ------------  ------------

NET ASSETS                                         $  8,206,148  $  2,489,105  $  13,657,497  $ 20,487,180  $  6,224,769
                                                   ============  ============  =============  ============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $  3,200,627  $  2,222,424  $  11,217,708  $ 20,487,180  $  4,206,221

      ACCUMULATION UNITS OUTSTANDING                    264,406       471,714      2,329,179     2,073,995       576,686

      ACCUMULATION UNIT VALUE                      $     12.105  $      4.712  $       4.817  $      9.878  $      7.294

SPINNAKER ADVISOR
      NET ASSETS                                   $  5,005,521  $    266,681  $   2,439,789                $  2,018,548

      ACCUMULATION UNITS OUTSTANDING                    426,465        59,992        534,070                     286,443

      ACCUMULATION UNIT VALUE                      $     11.737  $      4.446  $       4.569                $      7.048

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                 SUB-ACCOUNTS
                                                   ------------------------------------------------------------------------
                                                     FIDELITY         AIM
                                                      GROWTH       AGGRESSIVE        AIM         FEDERATED      FEDERATED
                                                   OPPORTUNITIES     GROWTH        GROWTH       HIGH INCOME   INTERNATIONAL
---------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $  10,054,616  $  8,665,863  $   8,469,165  $   5,959,436  $  6,076,001
                                                   =============  ============  =============  =============  ============

            SHARES OWNED                                 527,440       648,691        383,935        659,319       317,259

         Investments, at Value                     $   6,176,320  $  5,423,058  $   4,338,471  $   4,667,976  $  2,788,711
                                                   -------------  ------------  -------------  -------------  ------------

         Total Assets                                  6,176,320     5,423,058      4,338,471      4,667,976     2,788,711

LIABILITIES:                                                   -             -              -              -             -
                                                   -------------  ------------  -------------  -------------  ------------

NET ASSETS                                         $   6,176,320  $  5,423,058  $   4,338,471  $   4,667,976  $  2,788,711
                                                   =============  ============  =============  =============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $   5,790,857  $  4,932,111  $   3,895,392  $   4,321,935  $  2,788,711

      ACCUMULATION UNITS OUTSTANDING                     942,740     1,038,843      1,183,319        385,601       254,400

      ACCUMULATION UNIT VALUE                      $       6.150  $      4.748  $       3.293  $      11.208  $     10.963

SPINNAKER ADVISOR
      NET ASSETS                                   $     385,463  $    490,947  $     443,079  $     346,041

      ACCUMULATION UNITS OUTSTANDING                      70,291       110,575        139,963         37,610

      ACCUMULATION UNIT VALUE                      $       5.484  $      4.440  $       3.166  $       9.201

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------
                                                                                  FRANKLIN       MUTUAL       TEMPLETON
                                                     FEDERATED      FRANKLIN        U.S.         SHARES       DEVELOPING
                                                      UTILITY      SMALL CAP     GOVERNMENT    SECURITIES      MARKETS
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $   5,093,762  $  4,892,578  $ 12,585,726  $     802,524  $    475,088
                                                   =============  ============  ============  =============  ============

            SHARES OWNED                                 406,930       267,156       953,177         65,672        97,373

         Investments, at Value                     $   3,060,115  $  3,392,879  $ 12,858,566  $     789,374  $    456,678
                                                   -------------  ------------  ------------  -------------  ------------

         Total Assets                                  3,060,115     3,392,879    12,858,566        789,374       456,678

LIABILITIES:                                                   -             -             -              -             -
                                                   -------------  ------------  ------------  -------------  ------------

NET ASSETS                                         $   3,060,115  $  3,392,879  $ 12,858,566  $     789,374  $    456,678
                                                   =============  ============  ============  =============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $   2,938,890  $  2,672,179  $  4,560,976  $     662,657  $    316,689

      ACCUMULATION UNITS OUTSTANDING                     300,824       537,973       365,815         78,176        44,189

      ACCUMULATION UNIT VALUE                      $       9.770  $      4.968  $     12.468  $       8.477  $      7.167

SPINNAKER ADVISOR
      NET ASSETS                                   $     121,225  $    720,700  $  8,297,590  $     126,717  $    139,989

      ACCUMULATION UNITS OUTSTANDING                      20,742       158,097       689,681         14,954        18,820

      ACCUMULATION UNIT VALUE                      $       5.845  $      4.559  $     12.031  $       8.474  $      7.439


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                SUB-ACCOUNTS
                                                   -----------------------------------------------------------------------
                                                     TEMPLETON        ING           ING
                                                      GROWTH        NATURAL       EMERGING       SCUDDER        SCUDDER
                                                    SECURITIES     RESOURCES      MARKETS       BALANCED     INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $     314,412  $  1,733,742  $  3,054,064  $  43,507,435  $ 18,844,089
                                                   =============  ============  ============  =============  ============

            SHARES OWNED                                  34,086       129,290       350,151      3,355,011     1,416,082

         Investments, at Value                     $     293,141  $  1,566,996  $  1,565,173  $  32,610,703  $  9,232,855
                                                   -------------  ------------  ------------  -------------  ------------

         Total Assets                                    293,141     1,566,996     1,565,173     32,610,703     9,232,855

LIABILITIES:                                                   -             -             -              -             -
                                                   -------------  ------------  ------------  -------------  ------------

NET ASSETS                                         $     293,141  $  1,566,996  $  1,565,173  $  32,610,703  $  9,232,855
                                                   =============  ============  ============  =============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $     244,076  $  1,566,996  $  1,565,173  $  29,371,319  $  8,936,094

      ACCUMULATION UNITS OUTSTANDING                      30,722       125,887       243,879      1,681,001       845,620

      ACCUMULATION UNIT VALUE                      $       7.945  $     12.448  $      6.419  $      17.474  $     10.568

SPINNAKER ADVISOR
      NET ASSETS                                   $      49,065                              $   3,239,384  $    296,761

      ACCUMULATION UNITS OUTSTANDING                       6,178                                    443,566        59,591

      ACCUMULATION UNIT VALUE                      $       7.942                              $       7.303  $      4.980

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2002

                                                                                SUB-ACCOUNTS
                                                   ----------------------------------------------------------------------
                                                    J.P. MORGAN      WANGER       AMERICAN      AMERICAN       AMERICAN
                                                    DISCIPLINED   U.S. SMALLER    CENTURY        CENTURY       CENTURY
                                                      EQUITY       COMPANIES      BALANCED    INTERNATIONAL     VALUE
-------------------------------------------------------------------------------------------------------------------------

ASSETS:
      Investments in Underlying Portfolios:
         Investments, at Cost                      $  11,046,344  $    800,425  $ 14,832,347  $  17,397,112  $    148,598
                                                   =============  ============  ============  =============  ============

            SHARES OWNED                                 839,160        38,171     2,107,477      2,040,142        23,608

         Investments, at Value                     $   8,257,327  $    706,540  $ 12,244,440  $  10,629,139  $    144,479
                                                   -------------  ------------  ------------  -------------  ------------

         Total Assets                                  8,257,327       706,540    12,244,440     10,629,139       144,479

LIABILITIES:                                                   -             -             -              -             -
                                                   -------------  ------------  ------------  -------------  ------------

NET ASSETS                                         $   8,257,327  $    706,540  $ 12,244,440  $  10,629,139  $    144,479
                                                   =============  ============  ============  =============  ============

SPINNAKER & MAINSAIL
      NET ASSETS                                   $   3,032,097  $    706,540  $ 10,015,893  $   9,871,793  $    112,105

      ACCUMULATION UNITS OUTSTANDING                     524,722        30,619     1,101,699      1,645,762        12,888

      ACCUMULATION UNIT VALUE                      $       5.779  $     23.076  $      9.092  $       5.999  $      8.698

SPINNAKER ADVISOR
      NET ASSETS                                   $   5,225,230                $  2,228,547  $     757,346  $     32,374

      ACCUMULATION UNITS OUTSTANDING                     932,299                     284,028        155,772         3,723

      ACCUMULATION UNIT VALUE                      $       5.605                $      7.846  $       4.862  $      8.695

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                                                                           SAFECO
                                                   SAFECO                      SAFECO                      GROWTH
                                                    BOND                       EQUITY                  OPPORTUNITIES
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $    684,959  $    559,785  $  1,204,323  $  1,076,166  $    407,009  $  2,884,695

   Mortality and Expense Risk Charge
      (paid to affiliate)                    (153,684)     (106,656)   (1,473,826)   (1,901,659)   (1,252,935)   (1,427,613)

   Asset-Related Administration Charge
      (paid to affiliate)                     (19,681)      (12,897)     (176,926)     (228,312)     (151,584)     (171,611)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                  511,594       440,232      (446,429)   (1,053,805)     (997,510)    1,285,471

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                              31,869        55,519    (6,479,161)   (3,144,908)   (4,047,789)   (2,607,176)

   Net Change in Unrealized Appreciation
      (Depreciation)                          229,783       (61,395)  (31,665,928)  (13,621,565)  (45,340,224)   20,701,880
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS                261,652        (5,876)  (38,145,089)  (16,766,473)  (49,388,013)   18,094,704
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  773,246       434,356   (38,591,518)  (17,820,278)  (50,385,523)   19,380,175

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          6,384,047     6,864,611    17,005,744    24,785,650    20,589,168    23,769,726

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (4,396,422)   (3,293,842)  (28,379,101)  (29,543,146)  (25,157,296)  (20,138,221)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                             1,987,625     3,570,769   (11,373,357)   (4,757,496)   (4,568,128)    3,631,505
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                  2,760,871     4,005,125   (49,964,875)  (22,577,774)  (54,953,651)   23,011,680

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                  11,019,864     7,014,739   145,162,530   167,740,304   131,232,260   108,220,580
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $ 13,780,735  $ 11,019,864  $ 95,197,655  $145,162,530  $ 76,278,609  $131,232,260
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                   SAFECO                                                  SAFECO
                                                   MONEY                       SAFECO                    SMALL CO.
                                                   MARKET                    NORTHWEST                     VALUE
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $    182,183  $    343,867  $     24,227  $     31,972  $     63,820  $     97,313

   Mortality and Expense Risk Charge
      (paid to affiliate)                    (150,027)     (122,192)     (242,718)     (311,172)     (146,538)      (84,572)

   Asset-Related Administration Charge
      (paid to affiliate)                     (20,545)      (15,942)      (29,234)      (37,448)      (19,113)      (10,415)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                   11,611       205,733      (247,725)     (316,648)     (101,831)        2,326

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                                   -             -    (1,488,961)   (1,757,971)       32,537        86,645

   Net Change in Unrealized Appreciation
      (Depreciation)                                -             -    (4,017,096)   (1,289,584)     (816,363)    1,288,558
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS                      -             -    (5,506,057)   (3,047,555)     (783,826)    1,375,203
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   11,611       205,733    (5,753,782)   (3,364,203)     (885,657)    1,377,529

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                         38,145,759    49,941,009     4,316,931     6,200,683     7,768,982     6,247,196

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges    (39,475,080)  (43,880,170)   (5,775,425)   (8,378,409)   (4,823,998)   (3,096,398)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                            (1,329,321)    6,060,839    (1,458,494)   (2,177,726)    2,944,984     3,150,798
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                 (1,317,710)    6,266,572    (7,212,276)   (5,541,929)    2,059,327     4,528,327

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                  13,228,139     6,961,567    23,146,396    28,688,325     9,784,287     5,255,960
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $ 11,910,429  $ 13,228,139  $ 15,934,120  $ 23,146,396  $ 11,843,614  $  9,784,287
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                  INVESCO                     DREYFUS                     DREYFUS
                                                REAL ESTATE                    MIDCAP                    TECHNOLOGY
                                                OPPORTUNITY                    STOCK                       GROWTH
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $     48,297  $     14,790  $     41,935  $     19,282  $          -  $          -

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (34,660)      (15,688)     (167,694)     (105,329)      (31,120)      (34,427)

   Asset-Related Administration Charge
      (paid to affiliate)                      (4,476)       (1,958)      (22,577)      (13,724)       (3,851)       (4,189)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                    9,161        (2,856)     (148,336)      (99,771)      (34,971)      (38,616)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                              21,666        24,435      (214,888)     (225,295)     (396,105)     (887,904)

   Net Change in Unrealized Appreciation
      (Depreciation)                            8,597       (28,943)   (1,765,644)      112,426      (886,315)     (294,054)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS                 30,263        (4,508)   (1,980,532)     (112,869)   (1,282,420)   (1,181,958)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   39,424        (7,364)   (2,128,868)     (212,640)   (1,317,391)   (1,220,574)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          4,214,343     1,582,505     8,304,146     8,787,855     1,391,830     2,215,561

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (1,180,207)   (1,368,217)   (3,831,211)   (2,345,715)     (817,426)   (1,105,966)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                             3,034,136       214,288     4,472,935     6,442,140       574,404     1,109,595
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                  3,073,560       206,924     2,344,067     6,229,500      (742,987)     (110,979)

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   1,454,955     1,248,031    11,697,514     5,468,014     2,931,028     3,042,007
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  4,528,515  $  1,454,955  $ 14,041,581  $ 11,697,514  $  2,188,041  $  2,931,028
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                                              DREYFUS                     DREYFUS
                                                  DREYFUS                     QUALITY                     SOCIALLY
                                                APPRECIATION                    BOND                    RESPONSIBLE
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $     74,470  $     36,473  $    357,762  $    187,433  $      6,744  $      2,243

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (67,714)      (31,707)      (87,903)      (28,896)      (35,609)      (40,149)

   Asset-Related Administration Charge
      (paid to affiliate)                      (8,697)       (3,905)      (12,744)       (4,030)       (4,381)       (4,892)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                   (1,941)          861       257,115       154,507       (33,246)      (42,798)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (128,099)      (63,993)      (13,960)       (5,706)     (297,609)     (260,301)

   Net Change in Unrealized Appreciation
      (Depreciation)                         (996,196)     (137,581)      205,163      (112,172)     (701,257)     (571,403)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS             (1,124,295)     (201,574)      191,203      (117,878)     (998,866)     (831,704)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (1,126,236)     (200,713)      448,318        36,629    (1,032,112)     (874,502)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          4,501,050     4,616,924     4,617,867     7,493,656     1,053,998     2,111,474

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (1,635,080)     (884,177)   (2,221,439)   (2,592,004)     (801,936)     (650,291)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                             2,865,970     3,732,747     2,396,428     4,901,652       252,062     1,461,183
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                  1,739,734     3,532,034     2,844,746     4,938,281      (780,050)      586,681

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   4,381,474       849,440     5,361,402       423,121     3,269,155     2,682,474
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  6,121,208  $  4,381,474  $  8,206,148  $  5,361,402  $  2,489,105  $  3,269,155
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                                                                          FIDELITY
                                                  FIDELITY                    FIDELITY                    GROWTH &
                                                   GROWTH                    CONTRAFUND                    INCOME
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $     34,678  $    828,685  $    195,805  $    974,926  $     70,619  $    128,807

   Mortality and Expense Risk Charge
      (paid to affiliate)                    (185,505)     (174,257)     (285,938)     (323,101)      (73,981)      (41,503)

   Asset-Related Administration Charge
      (paid to affiliate)                     (23,401)      (21,572)      (34,239)      (38,772)       (9,821)       (5,282)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                 (174,228)      632,856      (124,372)      613,053       (13,183)       82,022

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (884,028)     (818,880)     (915,018)   (1,446,857)     (178,073)     (157,986)

   Net Change in Unrealized Appreciation
      (Depreciation)                       (4,576,225)   (2,542,332)   (1,514,291)   (3,203,546)   (1,003,140)     (214,583)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS             (5,460,253)   (3,361,212)   (2,429,309)   (4,650,403)   (1,181,213)     (372,569)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (5,634,481)   (2,728,356)   (2,553,681)   (4,037,350)   (1,194,396)     (290,547)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          7,318,129     9,130,385     3,253,674     4,477,832     3,728,727     4,488,943

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (3,826,845)   (2,421,793)   (4,942,854)   (5,958,437)   (1,431,964)   (1,000,580)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                             3,491,284     6,708,592    (1,689,180)   (1,480,605)    2,296,763     3,488,363
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                 (2,143,197)    3,980,236    (4,242,861)   (5,517,955)    1,102,367     3,197,816

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                  15,800,694    11,820,458    24,730,041    30,247,996     5,122,402     1,924,586
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $ 13,657,497  $ 15,800,694  $ 20,487,180  $ 24,730,041  $  6,224,769  $  5,122,402
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                  FIDELITY                      AIM
                                                   GROWTH                    AGGRESSIVE                     AIM
                                               OPPORTUNITIES                   GROWTH                      GROWTH
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $     77,441  $     32,057  $          -  $          -  $          -  $     14,027

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (89,703)     (105,130)      (74,358)      (79,905)      (62,503)      (68,968)

   Asset-Related Administration Charge
      (paid to affiliate)                     (10,944)      (12,654)       (9,097)       (9,723)       (7,766)       (8,510)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                  (23,206)      (85,727)      (83,455)      (89,628)      (70,269)      (63,451)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (656,997)     (706,570)     (455,862)     (624,771)     (710,471)     (718,128)

   Net Change in Unrealized Appreciation
      (Depreciation)                       (1,232,745)     (689,744)   (1,091,198)   (1,313,113)   (1,199,301)   (1,517,642)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS             (1,889,742)   (1,396,314)   (1,547,060)   (1,937,884)   (1,909,772)   (2,235,770)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (1,912,948)   (1,482,041)   (1,630,515)   (2,027,512)   (1,980,041)   (2,299,221)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          1,869,724     2,119,643     2,130,793     3,960,759     1,830,656     4,071,786

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (1,922,417)   (1,893,402)   (1,633,897)   (1,817,493)   (1,439,332)   (1,059,634)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                               (52,693)      226,241       496,896     2,143,266       391,324     3,012,152
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                 (1,965,641)   (1,255,800)   (1,133,619)      115,754    (1,588,717)      712,931

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   8,141,961     9,397,761     6,556,677     6,440,923     5,927,188     5,214,257
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  6,176,320  $  8,141,961  $  5,423,058  $  6,556,677  $  4,338,471  $  5,927,188
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                 FEDERATED
                                                    HIGH                     FEDERATED                   FEDERATED
                                                   INCOME                  INTERNATIONAL                  UTILITY
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $    507,018  $    528,483  $          -  $    780,955  $    212,977  $    183,435

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (62,397)      (65,855)      (44,274)      (70,925)      (46,553)      (66,411)

   Asset-Related Administration Charge
      (paid to affiliate)                      (7,623)       (7,962)       (5,302)       (8,511)       (5,638)       (7,994)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                  436,998       454,666       (49,576)      701,519       160,786       109,030

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (383,298)     (334,503)     (869,034)   (1,025,187)     (576,079)     (312,399)

   Net Change in Unrealized Appreciation
      (Depreciation)                          (76,818)     (133,950)      (33,162)   (1,847,155)     (738,513)     (646,243)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS               (460,116)     (468,453)     (902,196)   (2,872,342)   (1,314,592)     (958,642)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (23,118)      (13,787)     (951,772)   (2,170,823)   (1,153,806)     (849,612)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                            975,851     1,556,341       434,614       766,923       701,416     1,038,549

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (1,469,791)   (1,377,546)   (1,068,301)   (1,900,021)   (1,208,556)   (1,437,440)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                              (493,940)      178,795      (633,687)   (1,133,098)     (507,140)     (398,891)
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                   (517,058)      165,008    (1,585,459)   (3,303,921)   (1,660,946)   (1,248,503)

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   5,185,034     5,020,026     4,374,170     7,678,091     4,721,061     5,969,564
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  4,667,976  $  5,185,034  $  2,788,711  $  4,374,170  $  3,060,115  $  4,721,061
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                                              FRANKLIN                     MUTUAL
                                                  FRANKLIN                      U.S.                       SHARES
                                                 SMALL CAP                   GOVERNMENT                  SECURITIES
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001         2002#          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $     10,179  $     12,335  $    443,336  $     77,887  $        753  $          -

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (45,291)      (40,471)     (105,265)      (20,750)       (2,498)            -

   Asset-Related Administration Charge
      (paid to affiliate)                      (5,801)       (5,055)      (15,438)       (2,768)         (313)            -
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                  (40,913)      (33,191)      322,633        54,369        (2,058)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (415,730)     (331,693)       32,056          (121)         (579)            -

   Net Change in Unrealized Appreciation
      (Depreciation)                         (898,922)     (109,787)      287,832       (18,695)      (13,150)            -
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS             (1,314,652)     (441,480)      319,888       (18,816)      (13,729)            -
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (1,355,565)     (474,671)      642,521        35,553       (15,787)            -

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          3,176,396     2,662,751    13,127,300     5,319,953       827,324             -

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (2,437,792)     (928,573)   (5,596,277)     (782,530)      (22,163)            -
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                               738,604     1,734,178     7,531,023     4,537,423       805,161             -
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                   (616,961)    1,259,507     8,173,544     4,572,976       789,374             -

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   4,009,840     2,750,333     4,685,022       112,046             -             -
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  3,392,879  $  4,009,840  $ 12,858,566  $  4,685,022  $    789,374  $          -
                                         ============  ============  ============  ============  ============  ============


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                 TEMPLETON                   TEMPLETON                      ING
                                                 DEVELOPING                    GROWTH                     NATURAL
                                                  MARKETS                    SECURITIES                  RESOURCES
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001         2002#          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $     13,266  $      1,287  $      1,115  $          -  $      3,050  $          -

   Mortality and Expense Risk Charge
      (paid to affiliate)                      (4,517)       (1,935)       (1,167)            -       (21,860)      (28,392)

   Asset-Related Administration Charge
      (paid to affiliate)                        (585)         (246)         (145)            -        (2,618)       (3,407)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                    8,164          (894)         (197)            -       (21,428)      (31,799)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                             (33,254)      (38,644)       (1,795)            -       (71,558)      (44,427)

   Net Change in Unrealized Appreciation
      (Depreciation)                          (13,334)       18,637       (21,271)            -        21,718      (384,466)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS                (46,588)      (20,007)      (23,066)            -       (49,840)     (428,893)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (38,424)      (20,901)      (23,263)            -       (71,268)     (460,692)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          2,628,201       300,166       329,731             -       247,485       205,906

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (2,269,346)     (266,246)      (13,327)            -      (495,679)     (602,394)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                               358,855        33,920       316,404             -      (248,194)     (396,488)
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                    320,431        13,019       293,141             -      (319,462)     (857,180)

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                     136,247       123,228             -             -     1,886,458     2,743,638
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $    456,678  $    136,247  $    293,141  $          -  $  1,566,996  $  1,886,458
                                         ============  ============  ============  ============  ============  ============


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                    ING
                                                  EMERGING                    SCUDDER                     SCUDDER
                                                  MARKETS                     BALANCED                 INTERNATIONAL
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $          -  $    457,041  $  1,041,219  $  2,621,372  $     96,489  $  3,117,406

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (23,043)      (25,996)     (457,195)     (494,425)     (138,732)     (195,551)

   Asset-Related Administration Charge
      (paid to affiliate)                      (2,759)       (3,120)      (56,307)      (59,897)      (16,813)      (23,663)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                  (25,802)      427,925       527,717     2,067,050       (59,055)    2,898,192

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (298,176)     (399,855)   (1,521,499)   (1,313,147)   (1,907,159)   (1,669,851)

   Net Change in Unrealized Appreciation
      (Depreciation)                          130,075      (310,288)   (5,663,360)   (3,877,046)     (424,714)   (7,383,117)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS               (168,101)     (710,143)   (7,184,859)   (5,190,193)   (2,331,873)   (9,052,968)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (193,903)     (282,218)   (6,657,142)   (3,123,143)   (2,390,928)   (6,154,776)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                            240,280       264,566     8,599,010    13,227,548     4,478,154     4,613,352

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges       (418,629)     (512,591)   (9,261,314)  (10,479,013)   (5,821,807)   (4,666,051)
                                         ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                              (178,349)     (248,025)     (662,304)    2,748,535    (1,343,653)      (52,699)
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                   (372,252)     (530,243)   (7,319,446)     (374,608)   (3,734,581)   (6,207,475)

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   1,937,425     2,467,668    39,930,149    40,304,757    12,967,436    19,174,911
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  1,565,173  $  1,937,425  $ 32,610,703  $ 39,930,149  $  9,232,855  $ 12,967,436
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                                            SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------
                                                J.P. MORGAN                    WANGER                     AMERICAN
                                                DISCIPLINED                 U.S. SMALLER                  CENTURY
                                                   EQUITY                    COMPANIES                    BALANCED
                                         --------------------------  --------------------------  --------------------------
                                             2002          2001          2002          2001          2002          2001
                                         ----------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received             $      3,780  $     36,801  $          -  $        929  $    353,467  $    758,916

   Mortality and Expense Risk Charge
      (paid to affiliate)                    (103,107)      (70,845)      (12,219)      (16,915)     (163,519)     (159,991)

   Asset-Related Administration Charge
      (paid to affiliate)                     (14,826)       (9,706)       (1,463)       (2,029)      (20,597)      (19,545)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                 (114,153)      (43,750)      (13,682)      (18,015)      169,351       579,380

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                            (327,464)     (196,887)      (28,619)      (14,164)     (684,663)     (455,968)

   Net Change in Unrealized Appreciation
      (Depreciation)                       (2,032,155)     (473,489)     (168,577)      137,493    (1,106,085)     (756,134)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS             (2,359,619)     (670,376)     (197,196)      123,329    (1,790,748)   (1,212,102)
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (2,473,772)     (714,126)     (210,878)      105,314    (1,621,397)     (632,722)

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                          4,133,177     5,670,013       182,458       208,223     4,422,965     4,347,191

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges     (1,325,061)     (930,793)     (498,860)     (515,088)   (4,255,140)   (3,029,004)
                                         ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                             2,808,116     4,739,220      (316,402)     (306,865)      167,825     1,318,187
                                         ------------  ------------  ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                    334,344     4,025,094      (527,280)     (201,551)   (1,453,572)      685,465

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   7,922,983     3,897,889     1,233,820     1,435,371    13,698,012    13,012,547
                                         ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD      $  8,257,327  $  7,922,983  $    706,540  $  1,233,820  $ 12,244,440  $ 13,698,012
                                         ============  ============  ============  ============  ============  ============


                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS & CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31

                                                               SUB-ACCOUNTS
                                          ------------------------------------------------------
                                                   AMERICAN                    AMERICAN
                                                   CENTURY                     CENTURY
                                                INTERNATIONAL                   VALUE
                                          --------------------------  --------------------------
                                              2002          2001         2002#          2001
                                          ------------------------------------------------------

INVESTMENT INCOME
   Dividend Income and Capital Gain
      Distributions Received              $    101,679  $  1,543,788  $          -  $          -

   Mortality and Expense Risk Charge
      (paid to affiliate)                     (152,742)     (193,506)         (615)            -

   Asset-Related Administration Charge
      (paid to affiliate)                      (18,678)      (23,546)          (78)            -
                                          ------------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                   (69,741)    1,326,736          (693)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
   Net Realized Gain (Loss) on Sales of
      Investments                             (982,192)   (1,040,178)         (471)            -

   Net Change in Unrealized Appreciation
      (Depreciation)                        (1,876,574)   (6,056,822)       (4,119)            -
                                          ------------  ------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS              (2,858,766)   (7,097,000)       (4,590)            -
                                          ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                (2,928,507)   (5,770,264)       (5,283)            -

CONTRACT TRANSACTIONS
   Contract Purchase Payments and
      Transfers In                           9,002,271    16,234,916       169,370             -

   Contract Terminations, Transfers Out
      and Contract Maintenance Charges      (9,141,583)  (14,938,469)      (19,608)            -
                                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) FROM CONTRACT
   TRANSACTIONS                               (139,312)    1,296,447       149,762             -
                                          ------------  ------------  ------------  ------------

TOTAL CHANGE IN NET ASSETS                  (3,067,819)   (4,473,817)      144,479             -

NET ASSETS AT BEGINNING OF YEAR OR
   PERIOD                                   13,696,958    18,170,775             -             -
                                          ------------  ------------  ------------  ------------

NET ASSETS AT END OF YEAR OR PERIOD       $ 10,629,139  $ 13,696,958  $    144,479  $          -
                                          ============  ============  ============  ============


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.     ORGANIZATION


     SAFECO Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO Life), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company as indicated below. Not all sub-accounts are available in all SAFECO Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.



         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             SAFECO Resource Series Trust
         SAFECO RST Bond (SAFECO Bond)                                RST Bond Portfolio
         SAFECO RST Equity (SAFECO Equity)                            RST Equity Portfolio
         SAFECO RST Growth Opportunities (SAFECO Growth
           Opportunities)                                             RST Growth Opportunities Portfolio
         SAFECO RST Money Market (SAFECO Money Market)                RST Money Market Portfolio
         SAFECO RST Northwest (SAFECO Northwest)                      RST Northwest Portfolio
         SAFECO RST Small Company Value (SAFECO Small Co.
           Value)                                                     RST Small Company Value Portfolio

                                                             INVESCO Variable Investment Funds, Inc.
         INVESCO Real Estate Opportunity                              INVESCO VIF-Real Estate Opportunity Fund

                                                             Dreyfus Investment Portfolios
         Dreyfus MidCap Stock                                         Dreyfus MidCap Stock Portfolio
         Dreyfus Technology Growth                                    Dreyfus Technology Growth Portfolio

                                                             Dreyfus Variable Investments Fund
         Dreyfus Appreciation                                         Dreyfus Appreciation Portfolio
         Dreyfus Quality Bond                                         Dreyfus Quality Bond Portfolio

                                                             Dreyfus Socially Responsible Growth Fund, Inc.
         Dreyfus Socially Responsible Growth (Dreyfus                 Dreyfus Socially Responsible
           Socially Responsible)                                        Growth Fund

                                                             Fidelity Variable Insurance Products Fund (VIP)
         Fidelity Growth                                              VIP Growth Portfolio
         Fidelity Contrafund                                          VIP Contrafund Portfolio
         Fidelity Growth & Income                                     VIP Growth & Income Portfolio
         Fidelity Growth Opportunities                                VIP Growth Opportunities Portfolio

                                                             AIM Variable Insurance Funds, Inc.
                                                                      AIM VI Aggressive Growth Fund (Series I
         AIM Aggressive Growth                                          Shares)
         AIM Growth                                                   AIM VI Growth Fund (Series I Shares)

                                                             Federated Insurance Series
         Federated High Income Bond (Federated High Income)           Federated High Income Bond Fund II
         Federated International Equity (Federated
           International)                                             Federated International Equity Fund II
         Federated Utility                                            Federated Utility Fund II

SAFECO Separate Account C
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

      ORGANIZATION (CONT.)



         Sub-Accounts                                        Underlying Portfolios
         ------------------------------------------------------------------------------------------------------
                                                             Franklin Templeton Variable Insurance Products
                                                             Trust
         Franklin Small Cap                                           Franklin Small Cap Fund -- Class 2
                                                                      Franklin U.S. Government Fund --
         Franklin U.S. Government                                       Class 2
         Mutual Shares Securities                                     Mutual Shares Securities Fund -- Class 2
                                                                      Templeton Developing Markets Securities
         Templeton Developing Markets                                   Fund -- Class 2
                                                                      Templeton Growth Securities Fund --
         Templeton Growth Securities                                    Class 2

                                                             ING VP Natural Resources Trust *
         ING Natural Resources *                                      ING VP Natural Resources Trust *

                                                             ING VP Emerging Markets Fund, Inc. *
         ING Emerging Markets *                                       ING VP Emerging Markets Fund, Inc. *

                                                             Scudder Variable Life Investment Fund
         Scudder Balanced                                             Scudder VSI Balanced Portfolio
         Scudder International                                        Scudder VSI International Portfolio

                                                             J.P. Morgan Series Trust II
         J.P. Morgan U.S. Disciplined Equity (J.P. Morgan             J.P. Morgan U.S. Disciplined Equity
           Disciplined Equity)                                          Portfolio

                                                             Wanger Advisors Funds
         Wanger U.S. Smaller Companies **                             Wanger U.S. Smaller Companies **

                                                             American Century Variable Portfolios, Inc.
         American Century Balanced                                    VP Balanced
         American Century International                               VP International
         American Century Value                                       VP Value



  * ING VP Natural Resources Trust and ING VP Emerging Markets Fund, Inc. were known as Pilgrim Natural Resources Trust and Pilgrim Emerging Markets Fund, Inc., respectively, prior to May 1, 2002.

 ** Wanger U.S. Smaller Companies was known as Wanger U.S. Small Cap Portfolio prior to May 1, 2002.



     Under applicable insurance law, the assets and liabilities of SAFECO Separate Account C are clearly identified and distinguished from SAFECO Life's other assets and liabilities. The portion of SAFECO Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SAFECO Life may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SAFECO Separate Account C
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

      SIGNIFICANT ACCOUNTING POLICIES (CONT.)


     INVESTMENT VALUATION -- Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend and Capital Gain Distribution income is recorded on the ex-dividend date. This income is reinvested in shares of the underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of SAFECO Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

3.     EXPENSES AND RELATED PARTY TRANSACTIONS


     SAFECO Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. SAFECO Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to 1.40 percent (1.25 percent for the mortality and expense risks and 0.15 percent for administration charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45 percent (1.25 percent for the mortality and expense risks and 0.20 percent for administrative charges) of the average daily net assets of the Separate Account. SAFECO Life also deducts an annual maintenance charge of $30 for each contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes In Net Assets, is waived on certain contracts as described in the prospectus.


     Additionally, during the year or period ended December 31, 2002, management fees were paid indirectly to SAFECO Asset Management Company, an affiliate of SAFECO Life, in its capacity as advisor to the Resource Series Trust
     (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.65 percent of the average daily net assets of the RST Money Market Portfolio, 0.74 percent of the average daily net assets of the RST Bond, Equity, Growth Opportunities and Northwest Portfolios, and 0.85 percent of the average daily net assets of the RST Small Company Value Portfolio. SAFECO Asset Management Company voluntarily waived a portion of the investment advisory fee for the RST Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002.

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

4.     INVESTMENT TRANSACTIONS

     Purchase and sales activity in the underlying portfolio shares for the year or period ended December 31, 2002 was as follows:


         SUB-ACCOUNT                                PURCHASES      SALES
         ------------------------------------------------------------------
             SAFECO Bond                           $ 7,296,811  $ 4,810,293
             SAFECO Equity                          18,406,249   30,397,916
             SAFECO Growth Opportunities            21,058,849   26,773,931
             SAFECO Money Market                    40,552,396   41,866,505
             SAFECO Northwest                        4,429,367    6,162,851
             SAFECO Small Co. Value                  7,889,310    5,057,773
             INVESCO Real Estate Opportunity         4,805,124    1,763,534
             Dreyfus MidCap Stock                    8,468,185    4,157,120
             Dreyfus Technology Growth               1,415,669      879,745
             Dreyfus Appreciation                    4,643,589    1,784,601
             Dreyfus Quality Bond                    5,093,416    2,446,032
             Dreyfus Socially Responsible            1,089,294      874,346
             Fidelity Growth                         7,406,002    4,107,607
             Fidelity Contrafund                     3,459,214    5,301,759
             Fidelity Growth & Income                3,984,178    1,706,501
             Fidelity Growth Opportunities           1,976,093    2,051,747
             AIM Aggressive Growth                   2,157,133    1,751,348
             AIM Growth                              1,872,189    1,558,130
             Federated High Income                   1,550,228    1,613,321
             Federated International                   462,114    1,150,538
             Federated Utility                         908,866    1,260,755
             Franklin Small Cap                      3,248,879    2,555,870
             Franklin U.S. Government               13,703,088    5,854,762
           #Mutual Shares Securities                   833,986       30,883
             Templeton Developing Markets            2,646,851    2,279,998
           #Templeton Growth Securities                331,050       14,843
             ING Natural Resources                     276,524      548,296
             ING Emerging Markets                      246,174      452,600
             Scudder Balanced                        9,902,350   10,084,257
             Scudder International                   4,865,146    6,283,227
             J.P. Morgan Disciplined Equity          4,280,762    1,596,129
             Wanger U.S. Smaller Companies             182,458      513,994
             American Century Balanced               4,958,359    4,637,338
             American Century International          9,380,982    9,606,152
           #American Century Value                     169,409       20,340


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

5.     CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the years ended December 31 were as follows:


                                                                    2002                              2001
                                                       -------------------------------   -------------------------------
                                                                             INCREASE                          INCREASE
                                                        UNITS     UNITS     (DECREASE)     UNITS     UNITS    (DECREASE)
         SPINNAKER & MAINSAIL SUB-ACCOUNT              ISSUED    REDEEMED    IN UNITS     ISSUED    REDEEMED   IN UNITS
         ---------------------------------------------------------------------------------------------------------------
             SAFECO Bond                               184,051   (168,909)     15,142      239,276  (145,102)    94,174
             SAFECO Equity                             372,420   (680,938)   (308,518)     460,745  (564,385)  (103,640)
             SAFECO Growth Opportunities               509,194   (704,995)   (195,801)     528,234  (498,551)    29,683
             SAFECO Money Market                       659,570   (713,391)    (53,821)   1,017,035  (918,460)    98,575
             SAFECO Northwest                          259,472   (381,118)   (121,646)     328,230  (463,533)  (135,303)
             SAFECO Small Co. Value                    406,626   (251,721)    154,905      250,626  (160,871)    89,755
             INVESCO Real Estate Opportunity           301,548    (82,131)    219,417      118,379  (128,621)   (10,242)
             Dreyfus MidCap Stock                      614,460   (380,980)    233,481      578,599  (241,678)   336,921
             Dreyfus Technology Growth                 371,195   (239,477)    131,718      403,353  (235,776)   167,577
             Dreyfus Appreciation                      415,919   (192,231)    223,688      440,018   (92,237)   347,781
             Dreyfus Quality Bond                      185,177   (107,441)     77,736      272,599  (124,273)   148,326
             Dreyfus Socially Responsible              159,194   (138,249)     20,945      239,264   (90,371)   148,893
             Fidelity Growth                           938,770   (602,915)    335,855    1,027,679  (324,652)   703,027
             Fidelity Contrafund                       303,295   (467,180)   (163,885)     395,167  (525,558)  (130,391)
             Fidelity Growth & Income                  288,560   (139,922)    148,638      351,679   (97,432)   254,247
             Fidelity Growth Opportunities             224,571   (269,181)    (44,610)     224,427  (231,678)    (7,251)
             AIM Aggressive Growth                     342,459   (297,169)     45,290      513,615  (266,718)   246,897
             AIM Growth                                428,632   (327,878)    100,754      599,306  (202,814)   396,492
             Federated High Income                      77,194   (129,821)    (52,627)     109,390  (118,791)    (9,401)
             Federated International                    33,857    (83,345)    (49,488)      45,306  (112,549)   (67,243)
             Federated Utility                          58,985   (110,403)    (51,418)      63,587  (101,112)   (37,525)
             Franklin Small Cap                        245,536   (171,904)     73,632      284,008  (124,740)   159,268
             Franklin U.S. Government                  347,672   (144,522)    203,150      216,668   (63,833)   152,835
             Mutual Shares Securities                   80,751 #   (2,575)#    78,176 #          -         -          -
             Templeton Developing Markets               88,826    (60,392)     28,434       30,090   (29,666)       424
             Templeton Growth Securities                32,379 #   (1,657)#    30,722 #          -         -          -
             ING Natural Resources                      19,459    (39,878)    (20,419)      14,726   (44,780)   (30,054)
             ING Emerging Markets                       32,528    (58,511)    (25,983)      36,080   (70,981)   (34,901)
             Scudder Balanced                          316,007   (438,637)   (122,630)     462,243  (440,131)    22,112
             Scudder International                     117,712   (227,220)   (109,508)     164,256  (200,005)   (35,749)
             J.P. Morgan Disciplined Equity            188,183   (138,208)     49,975      271,639  (111,706)   159,933
             Wanger U.S. Smaller Companies               6,748    (19,991)    (13,243)       7,682   (19,867)   (12,185)
             American Century Balanced                 328,078   (414,376)    (86,298)     286,040  (289,630)    (3,590)
             American Century International            380,979   (446,361)    (65,382)     472,256  (395,875)    76,381
             American Century Value                     14,904 #   (2,016)#    12,888 #          -         -          -


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account C
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

      CHANGES IN UNITS OUTSTANDING (CONT.)



                                                                      2002                                 2001
                                                       -----------------------------------   ---------------------------------
                                                                                 INCREASE                            INCREASE
                                                         UNITS       UNITS      (DECREASE)     UNITS      UNITS     (DECREASE)
         SPINNAKER ADVISOR SUB-ACCOUNT                  ISSUED      REDEEMED     IN UNITS     ISSUED     REDEEMED    IN UNITS
         ---------------------------------------------------------------------------------------------------------------------
             SAFECO Bond                                 183,461      (39,686)    143,775      137,318      (6,123)   131,195
             SAFECO Equity                               133,499      (24,472)    109,027       75,815      (4,576)    71,239
             SAFECO Growth Opportunities                 324,503     (184,586)    139,917      394,606    (124,081)   270,525
             SAFECO Money Market                       2,506,768   (2,543,574)    (36,806)   3,101,863  (2,683,019)   418,844
             SAFECO Northwest                             40,148       (2,485)     37,663       36,116         (59)    36,057
             SAFECO Small Co. Value                      239,214     (162,502)     76,712      333,102    (117,202)   215,900
             INVESCO Real Estate Opportunity              78,080      (23,888)     54,192       36,567      (2,873)    33,694
             Dreyfus MidCap Stock                        307,320      (46,936)    260,384      375,131     (13,350)   361,781
             Dreyfus Technology Growth                    53,088      (10,408)     42,680       56,014      (3,299)    52,715
             Dreyfus Appreciation                        144,988      (13,449)    131,539       74,311      (7,205)    67,106
             Dreyfus Quality Bond                        215,649      (81,953)    133,696      400,309    (108,320)   291,989
             Dreyfus Socially Responsible                 31,253       (8,664)     22,589       34,769           -     34,769
             Fidelity Growth                             305,930      (53,645)    252,285      208,972     (14,410)   194,562
             Fidelity Growth & Income                    175,353      (43,442)    131,911      150,253     (17,854)   132,399
             Fidelity Growth Opportunities                36,283       (2,989)     33,294       36,987           -     36,987
             AIM Aggressive Growth                        56,255       (9,314)     46,941       56,297        (549)    55,748
             AIM Growth                                   35,590      (43,979)     (8,389)     132,074        (775)   131,299
             Federated High Income                        11,244       (3,193)      8,051       31,425      (1,876)    29,549
             Federated Utility                             5,593       (1,777)      3,816       17,153        (237)    16,916
             Franklin Small Cap                          315,383     (269,801)     45,582      101,747     (11,274)    90,473
             Franklin U.S. Government                    775,050     (338,212)    436,838      257,543      (5,186)   252,357
             Mutual Shares Securities                     14,954#           - #    14,954 #          -           -          -
             Templeton Developing Markets                242,713     (226,746)     15,967        9,263      (6,420)     2,843
             Templeton Growth Securities                   6,196 #        (18)#     6,178 #          -           -          -
             Scudder Balanced                            308,308     (127,840)    180,468      383,597    (138,721)   244,876
             Scudder International                       566,569     (576,092)     (9,523)     279,982    (220,723)    59,259
             J.P. Morgan Disciplined Equity              443,577      (72,106)    371,471      443,854      (7,253)   436,601
             American Century Balanced                   148,033      (44,335)    103,698      162,605      (8,291)   154,314
             American Century International            1,126,656   (1,071,616)     55,040    1,776,523  (1,707,675)    68,848
             American Century Value                        3,723#           - #     3,723 #          -           -          -


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

6.     UNIT VALUES

     A summary of unit values and financial highlights follows.

     SPINNAKER & MAINSAIL


                                    AT DECEMBER 31             FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           ---------------------------------  ------------------------------------------
                                        UNIT        NET          INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                  UNITS     VALUE       ASSETS      INCOME RATIO*     RATIO**     RETURN***
--------------------------------------------------------------------------------------------------------
SAFECO Bond
      2002                   436,150  $ 24.116  $ 10,518,486          5.37%         1.40%         6.29%
      2001                   421,008    22.688     9,551,976          5.84%         1.40%         5.79%
SAFECO Equity
      2002                 2,530,004    37.216    94,139,749          1.02%         1.40%       (26.94%)
      2001                 2,838,522    50.938   144,588,839          0.71%         1.40%       (10.65%)
SAFECO Growth
  Opportunities
      2002                 2,745,739    26.837    73,679,365          0.00%         1.40%       (38.54%)
      2001                 2,941,540    43.664   128,440,487          0.00%         1.40%       (17.49%)
SAFECO Money Market
      2002                   404,945    17.592     7,124,007          1.52%         1.40%         0.11%
      2001                   458,766    17.572     8,061,288          3.69%         1.40%         2.35%
SAFECO Northwest
      2002                 1,178,069    13.184    15,530,624          0.12%         1.40%       (24.98%)
      2001                 1,299,715    17.573    22,871,273          0.13%         1.40%       (12.02%)
SAFECO Small Co. Value
      2002                   741,022    11.906     8,823,169          0.55%         1.40%        (5.89%)
      2001                   586,117    12.651     7,415,142          1.19%         1.40%        19.47%
INVESCO Real Estate
  Opportunity
      2002                   324,429    11.056     3,587,206          1.79%         1.40%         4.90%
      2001                   105,012    10.540     1,106,849          1.03%         1.40%        (2.15%)
Dreyfus MidCap Stock
      2002                 1,032,227     8.316     8,583,864          0.30%         1.40%       (13.71%)
      2001                   798,746     9.637     7,697,687          0.20%         1.40%        (4.61%)
Dreyfus Technology Growth
      2002                   764,137     2.567     1,960,612          0.00%         1.40%       (40.25%)
      2001                   632,419     4.296     2,716,852          0.00%         1.40%       (34.09%)
Dreyfus Appreciation
      2002                   653,722     7.219     4,719,229          1.35%         1.40%       (17.88%)
      2001                   430,034     8.791     3,780,273          1.34%         1.40%       (10.57%)
Dreyfus Quality Bond
      2002                   264,406    12.105     3,200,627          5.10%         1.40%         6.27%
      2001                   186,670    11.391     2,126,288          7.70%         1.40%         5.27%
Dreyfus Socially
  Responsible
      2002                   471,714     4.712     2,222,424          0.23%         1.40%       (29.94%)
      2001                   450,769     6.726     3,031,702          0.07%         1.40%       (23.68%)
Fidelity Growth
      2002                 2,329,179     4.817    11,217,708          0.24%         1.40%       (31.08%)
      2001                 1,993,324     6.989    13,931,718          0.07%         1.40%       (18.82%)
Fidelity Contrafund
      2002                 2,073,995     9.878    20,487,180          0.86%         1.40%       (10.61%)
      2001                 2,237,880    11.051    24,730,041          0.84%         1.40%       (13.47%)
Fidelity Growth & Income
      2002                   576,686     7.294     4,206,221          1.27%         1.40%       (17.78%)
      2001                   428,048     8.871     3,797,257          1.03%         1.40%       (10.02%)
Fidelity Growth
  Opportunities
      2002                   942,740     6.150     5,790,857          1.09%         1.40%       (22.92%)
      2001                   987,350     7.979     7,878,542          0.39%         1.40%       (15.56%)
AIM Aggressive Growth
      2002                 1,038,843     4.748     4,932,111          0.00%         1.40%       (23.74%)
      2001                   993,553     6.226     6,185,992          0.00%         1.40%       (27.11%)

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     SPINNAKER & MAINSAIL


                                    AT DECEMBER 31            FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           --------------------------------  ------------------------------------------
                                        UNIT        NET         INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                  UNITS     VALUE      ASSETS      INCOME RATIO*     RATIO**     RETURN***
-------------------------------------------------------------------------------------------------------
AIM Growth
      2002                 1,183,319  $  3.293  $ 3,895,392          0.00%         1.40%       (31.92%)
      2001                 1,082,565     4.837    5,236,706          0.25%         1.40%       (34.84%)
Federated High Income
      2002                   385,601    11.208    4,321,935         10.24%         1.40%        (0.03%)
      2001                   438,228    11.211    4,912,873         10.32%         1.40%        (0.04%)
Federated International
      2002                   254,400    10.963    2,788,711          0.00%         1.40%       (23.84%)
      2001                   303,888    14.394    4,374,170         13.89%         1.40%       (30.42%)
Federated Utility
      2002                   300,824     9.770    2,938,890          5.77%         1.40%       (25.01%)
      2001                   352,242    13.028    4,589,081          3.51%         1.40%       (14.93%)
Franklin Small Cap
      2002                   537,973     4.968    2,672,179          0.25%         1.40%       (29.67%)
      2001                   464,341     7.064    3,280,053          0.39%         1.40%       (16.44%)
Franklin U.S. Government
      2002                   365,815    12.468    4,560,976          5.06%         1.40%         8.25%
      2001                   162,665    11.518    1,873,524          6.54%         1.40%         5.90%
Mutual Shares Securities
      2002                    78,176     8.477      662,657          0.08% #       1.40%       (15.23%)#
Templeton Developing
  Markets
      2002                    44,189     7.167      316,689          1.91%         1.40%        (1.54%)
      2001                    15,755     7.279      114,684          0.94%         1.40%        (9.38%)
Templeton Growth
  Securities
      2002                    30,722     7.945      244,076          0.40% #       1.40%       (20.55%)#
ING Natural Resources
      2002                   125,887    12.448    1,566,996          0.17%         1.40%        (3.46%)
      2001                   146,306    12.894    1,886,458          0.00%         1.40%       (17.12%)
ING Emerging Markets
      2002                   243,879     6.419    1,565,173          0.00%         1.40%       (10.59%)
      2001                   269,862     7.179    1,937,425         22.14%         1.40%       (11.34%)
Scudder Balanced
      2002                 1,681,001    17.474   29,371,319          2.83%         1.40%       (16.26%)
      2001                 1,803,631    20.866   37,634,496          6.71%         1.40%        (7.37%)
Scudder International
      2002                   845,620    10.568    8,936,094          0.87%         1.40%       (19.51%)
      2001                   955,128    13.129   12,539,618          0.42%         1.40%       (31.84%)
J.P. Morgan Disciplined
  Equity
      2002                   524,722     5.779    3,032,097          0.05%         1.40%       (25.67%)
      2001                   474,747     7.775    3,691,389          0.55%         1.40%       (13.15%)
Wanger U.S. Smaller
  Companies
      2002                    30,619    23.076      706,540          0.00%         1.40%       (17.97%)
      2001                    43,862    28.130    1,233,820          0.07%         1.40%         9.84%
American Century Balanced
      2002                 1,101,699     9.092   10,015,893          2.78%         1.40%       (10.81%)
      2001                 1,187,997    10.194   12,110,675          2.83%         1.40%        (4.89%)
American Century
  International
      2002                 1,645,762     5.999    9,871,793          0.79%         1.40%       (21.48%)
      2001                 1,711,144     7.640   13,072,878          0.09%         1.40%       (30.18%)
American Century Value
      2002                    12,888     8.698      112,105          0.00% #       1.40%       (13.02%)#



  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     SPINNAKER ADVISOR


                                  AT DECEMBER 31           FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           -----------------------------  ------------------------------------------
                                      UNIT       NET         INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                 UNITS    VALUE      ASSETS     INCOME RATIO*     RATIO**     RETURN***
----------------------------------------------------------------------------------------------------
SAFECO Bond
      2002                 275,457  $ 11.843  $3,262,249          6.34%         1.45%         6.24%
      2001                 131,682    11.147   1,467,888         37.43%         1.45%         5.75%
SAFECO Equity
      2002                 180,497     5.862   1,057,906          1.50%         1.45%       (26.97%)
      2001                  71,470     8.027     573,691          1.87%         1.45%       (10.68%)
SAFECO Growth
  Opportunities
      2002                 411,228     6.321   2,599,244          0.00%         1.45%       (38.57%)
      2001                 271,311    10.290   2,791,773          0.00%         1.45%        17.42%
SAFECO Money Market
      2002                 458,796    10.432   4,786,422          1.53%         1.45%         0.07%
      2001                 495,602    10.425   5,166,851          3.05%         1.45%         2.27%
SAFECO Northwest
      2002                  76,956     5.244     403,496          0.18%         1.45%       (25.11%)
      2001                  39,293     7.002     275,123          0.18%         1.45%       (11.94%)
SAFECO Small Co. Value
      2002                 292,622    10.321   3,020,445          0.52%         1.45%        (5.94%)
      2001                 215,910    10.973   2,369,145          4.37%         1.45%        19.52%
INVESCO Real Estate
  Opportunity
      2002                  88,514    10.634     941,309          1.57%         1.45%         4.85%
      2001                  34,322    10.142     348,106          2.32%         1.45%        (2.18%)
Dreyfus MidCap Stock
      2002                 707,712     7.712   5,457,717          0.33%         1.45%       (13.76%)
      2001                 447,328     8.942   3,999,827          0.30%         1.45%        (4.65%)
Dreyfus Technology Growth
      2002                  97,481     2.334     227,429          0.00%         1.45%       (40.28%)
      2001                  54,801     3.908     214,176          0.00%         1.45%       (34.10%)
Dreyfus Appreciation
      2002                 202,986     6.907   1,401,979          1.47%         1.45%       (17.92%)
      2001                  71,447     8.415     601,201          2.51%         1.45%       (10.61%)
Dreyfus Quality Bond
      2002                 426,465    11.737   5,005,521          5.07%         1.45%         6.22%
      2001                 292,769    11.050   3,235,114          8.46%         1.45%         5.17%
Dreyfus Socially
  Responsible
      2002                  59,992     4.446     266,681          0.30%         1.45%       (29.97%)
      2001                  37,403     6.349     237,453          0.10%         1.45%       (23.71%)
Fidelity Growth
      2002                 534,070     4.569   2,439,789          0.20%         1.45%       (31.12%)
      2001                 281,785     6.633   1,868,976          0.04%         1.45%       (18.85%)
Fidelity Growth & Income
      2002                 286,443     7.048   2,018,548          1.03%         1.45%       (17.81%)
      2001                 154,532     8.575   1,325,145          0.44%         1.45%       (10.06%)
Fidelity Growth
  Opportunities
      2002                  70,291     5.484     385,463          1.00%         1.45%       (22.98%)
      2001                  36,997     7.120     263,419          0.00%         1.45%       (15.36%)
AIM Aggressive Growth
      2002                 110,575     4.440     490,947          0.00%         1.45%       (23.78%)
      2001                  63,634     5.825     370,685          0.00%         1.45%       (27.13%)
AIM Growth
      2002                 139,963     3.166     443,079          0.00%         1.45%       (31.97%)
      2001                 148,352     4.654     690,482          0.35%         1.45%       (34.85%)

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

     SPINNAKER ADVISOR


                                  AT DECEMBER 31          FOR THE YEAR OR PERIOD ENDED DECEMBER 31
                           ----------------------------  ------------------------------------------
                                     UNIT       NET         INVESTMENT      EXPENSE       TOTAL
SUB-ACCOUNT                 UNITS    VALUE     ASSETS     INCOME RATIO*     RATIO**     RETURN***
---------------------------------------------------------------------------------------------------
Federated High Income
      2002                  37,610  $ 9.201  $  346,041          9.13%         1.45%        (0.07%)
      2001                  29,559    9.207     272,161          0.01%         1.45%         0.23%
Federated Utility
      2002                  20,742    5.845     121,225          4.76%         1.45%       (25.04%)
      2001                  16,926    7.798     131,980          0.01%         1.45%       (14.44%)
Franklin Small Cap
      2002                 158,097    4.559     720,700          0.40%         1.45%       (29.71%)
      2001                 112,515    6.486     729,787          0.35%         1.45%       (16.47%)
Franklin U.S. Government
      2002                 689,681   12.031   8,297,590          5.35%         1.45%         8.19%
      2001                 252,843   11.120   2,811,498          0.96%         1.45%         5.47%
Mutual Shares Securities
      2002                  14,954    8.474     126,717          0.00% #       1.45%       (15.26%)#
Templeton Developing
  Markets
      2002                  18,820    7.439     139,989          8.96%         1.45%        (1.59%)
      2001                   2,853    7.559      21,563          0.34%         1.45%        (9.20%)
Templeton Growth
  Securities
      2002                   6,178    7.942      49,065          0.00% #       1.45%       (20.58%)#
Scudder Balanced
      2002                 443,566    7.303   3,239,384          3.06%         1.45%       (16.30%)
      2001                 263,098    8.725   2,295,653          4.99%         1.45%        (7.41%)
Scudder International
      2002                  59,591    4.980     296,761          0.80%         1.45%       (19.55%)
      2001                  69,114    6.190     427,818          0.42%         1.45%       (31.87%)
J.P. Morgan Disciplined
  Equity
      2002                 932,299    5.605   5,225,230          0.05%         1.45%       (25.71%)
      2001                 560,828    7.545   4,231,594          0.79%         1.45%       (13.18%)
American Century Balanced
      2002                 284,028    7.846   2,228,547          2.33%         1.45%       (10.86%)
      2001                 180,330    8.802   1,587,337          0.95%         1.45%        (4.94%)
American Century
  International
      2002                 155,772    4.862     757,346          1.47%         1.45%       (21.52%)
      2001                 100,732    6.195     624,080          0.06%         1.45%       (30.28%)
American Century Value
      2002                   3,723    8.695      32,374          0.00% #       1.45%       (13.05%)#


  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.
  * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.
 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

SAFECO Separate Account C
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

SAFECO Separate Account C
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and Participants of SAFECO Separate Account C


We have audited the accompanying statements of assets and liabilities of the SAFECO Separate Account C (comprised of the SAFECO RST Bond, SAFECO RST Equity, SAFECO RST Growth Opportunities, SAFECO RST Money Market, SAFECO RST Northwest, SAFECO RST Small Company Value, INVESCO Real Estate Opportunity, Dreyfus Midcap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Fidelity Growth, Fidelity Contrafund, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Growth, Federated High Income Bond, Federated International Equity, Federated Utility, Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Natural Resources, ING Emerging Markets, Scudder Balanced, Scudder International, J.P. Morgan U.S. Disciplined Equity, Wanger U.S. Smaller Companies, American Century Balanced, American Century International, and American Century Value sub-accounts) ("the Separate Account") as of
December 31, 2002, and the related statements of operations & changes in net assets for each of the two years or periods in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2002, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising SAFECO Separate Account C at December 31, 2002, and the results of their operations & changes in their net assets for each of the two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.



                                                                             /s/ Ernst & Young LLP
Seattle, Washington
January 31, 2003

CONSOLIDATED FINANCIAL STATEMENTS
Safeco Life Insurance Company and Subsidiaries
Years Ended December 31, 2002, 2001 and 2000

                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements


                  Years Ended December 31, 2002, 2001 and 2000




                                    Contents

Report of Independent Auditors................................................1

Audited Consolidated Financial Statements

Consolidated Balance Sheets...................................................2
Consolidated Statements of Income.............................................4
Consolidated Statements of Changes in Shareholder's Equity....................5
Consolidated Statements of Comprehensive Income...............................6
Consolidated Statements of Cash Flows.........................................7
Notes to Consolidated Financial Statements....................................9

                             Ernst & Young LLP            Phone: (206) 621-1800
                             Suite 3500                   www.ey.com
                             999 Third Avenue
                             Seattle, Washington 98104









                         Report of Independent Auditors

Board of Directors
Safeco Life Insurance Company

We have audited the accompanying consolidated balance sheets of Safeco Life Insurance Company and subsidiaries (a wholly-owned subsidiary of Safeco Corporation) as of December 31, 2002 and 2001, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Safeco Life Insurance Company and subsidiaries at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and 2001 and also changed its method of accounting for derivative investments in 2001.


January 27, 2003
                                        /s/Ernst & Young LLP




                 Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)


                                                                                            December 31
                                                                                      2002              2001
                                                                                ------------------------------------

Assets
Investments:
   Available-for-sale securities:
     Fixed maturities, at fair value
       (amortized cost: $15,515,292; $14,390,925)                                 $   16,634,857   $   14,804,889
     Marketable equity securities, at fair value
       (cost: $78,454; $79,964)                                                           82,767           85,193
   Mortgage loans:
     Nonaffiliates                                                                       913,413          909,985
     Affiliates                                                                           35,187           36,701
   Policy loans                                                                           88,057           91,018
   Short-term investments                                                                150,878          249,073
   Other invested assets                                                                  30,037           40,972
                                                                                ------------------------------------

Total investments                                                                     17,935,196       16,217,831


Cash and cash equivalents                                                                 42,916           66,212
Accrued investment income                                                                228,008          220,342
Other notes and accounts receivable                                                       92,788           72,910
Current income taxes recoverable                                                             839              -
Reinsurance recoverables                                                                 158,977          90,089
Deferred policy acquisition costs                                                        293,418          304,153
Intangibles and goodwill                                                                 159,057          115,214
Other assets                                                                               1,008            1,773
Securities lending collateral                                                          1,555,774              -
Separate account assets                                                                  899,204        1,208,099
                                                                                ------------------------------------
Total assets                                                                      $   21,367,185   $   18,296,623
                                                                                ====================================


See notes to consolidated financial statements.





                Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)


                                                                                            December 31
                                                                                      2002              2001
                                                                                ------------------------------------

Liabilities and shareholder's equity
Liabilities:
   Policy and contract liabilities:
     Funds held under deposit contracts                                       $   15,655,404   $   14,624,226
     Future policy benefits                                                          339,907          327,103
     Policy and contract claims                                                      170,032          64,732
     Unearned premiums                                                                 9,551            9,271
     Other policyholders' funds                                                       55,312           45,533
                                                                                ------------------------------------

   Total policy and contract liabilities                                          16,230,206       15,070,865

   Other liabilities                                                                 155,616          217,223
   Current income taxes payable                                                        -                2,898
   Deferred income tax liability                                                     303,837          106,474
   Securities lending payable                                                      1,555,774           -
   Separate account liabilities                                                      899,204        1,208,099
                                                                                ------------------------------------

Total liabilities                                                                 19,144,637       16,605,559

Commitments and contingencies                                                          -               -

Shareholder's equity:
   Common stock, $250 par value;
     20,000 shares authorized, issued and outstanding                                 5,000            5,000
Additional paid-in capital                                                          357,017          257,017
Retained earnings                                                                 1,155,747        1,146,918
Accumulated other comprehensive income, net of taxes                                704,784          282,129
                                                                                ------------------------------------

Total shareholder's equity                                                        2,222,548        1,691,064
                                                                                ------------------------------------
Total liabilities and shareholder's equity                                   $   21,367,185   $   18,296,623
                                                                                ====================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------

Revenues:
   Premiums                                                  $     599,568     $     461,465    $     422,285
   Net investment income                                         1,204,915         1,177,310        1,165,663
   Other revenue                                                    39,416            40,732           49,383
   Net realized investment losses                                (140,563)           (22,546)         (15,773)
                                                              ------------------------------------------------------

Total revenues                                                   1,703,336         1,656,961        1,621,558
                                                              ------------------------------------------------------


Benefits and expenses:
   Policy benefits                                               1,322,329         1,234,899        1,219,457
   Other operating expenses                                        244,107           216,776          220,509
   Amortization of deferred policy acquisition costs                40,800            32,321           37,148
   Intangibles and goodwill amortization                             8,761            12,765           10,407
   Goodwill write-off                                                -                31,645                -
                                                              ------------------------------------------------------
Total benefits and expenses                                      1,615,997         1,528,406        1,487,521
                                                              ------------------------------------------------------

Income before income taxes and change in accounting principle       87,339           128,555          134,037

Income tax provision (benefit):
   Current                                                          58,730            75,235           56,962
   Deferred                                                        (30,220)          (25,943)         (10,158)
                                                              ------------------------------------------------------

Total income tax provision                                          28,510            49,292           46,804
                                                              ------------------------------------------------------

Income before cumulative effect of change in accounting
   principle, net of taxes                                          58,829            79,263           87,233

Cumulative effect of change in accounting principle, net of
   taxes                                                              -               (1,669)             -
                                                              ------------------------------------------------------
Net income                                                       $  58,829     $      77,594    $      87,233
                                                              ======================================================

See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------

Common stock                                                     $   5,000     $       5,000    $       5,000
                                                              ------------------------------------------------------


Additional paid-in capital:
   Balance at beginning of year                                    257,017            257,017          85,000
   Capital contribution from Parent                                100,000                 -          172,017
                                                              ------------------------------------------------------

   Balance at end of year                                          357,017            257,017         257,017
                                                              ------------------------------------------------------


Retained earnings:
   Balance at beginning of year                                  1,146,918         1,181,324        1,143,041
   Net income                                                       58,829            77,594           87,233
   Dividends to Parent                                             (50,000)         (112,000)         (48,950)
                                                              ------------------------------------------------------

   Balance at end of year                                        1,155,747         1,146,918        1,181,324
                                                              ------------------------------------------------------


Accumulated other comprehensive income, net of taxes:
      Balance at beginning of year                                 282,129            68,225         (199,931)
      Other comprehensive income                                   422,655           213,904          268,156
                                                              ------------------------------------------------------

      Balance at end of year                                       704,784           282,129           68,225
                                                              ------------------------------------------------------

Shareholder's equity                                       $     2,222,548       $ 1,691,064    $   1,511,566
                                                           ======================================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                 Consolidated Statements of Comprehensive Income
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------


Net income                                                     $    58,829        $    77,594     $    87,233
                                                              ------------------------------------------------------


Other comprehensive income, net of tax:
   Unrealized appreciation of investment securities (net of
     tax: $197,575; $99,184; $138,958)                             366,924            184,201         258,068
   Reclassification adjustment for realized losses included
     in net income (net of tax: $(49,514); $(8,006); $(5,541))      91,955             14,867          10,289
   Derivatives qualifying as hedges--net change in value (net
     of tax: $(3,721); $11,056)                                     (6,910)            20,532           -
   Adjustment for deferred policy acquisition costs (net of
     tax: $(15,784); $(3,067); $(108))                             (29,314)            (5,696)           (201)
                                                              ------------------------------------------------------
Other comprehensive income                                         422,655            213,904         268,156
                                                              ------------------------------------------------------

Comprehensive income                                           $   481,484       $    291,498      $  355,389
                                                              ======================================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
                                 (In thousands)

                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Operating activities
Insurance premiums received                                     $  487,285        $   383,937       $ 306,544
Dividends and interest received                                  1,114,854          1,062,263       1,079,248
Other operating receipts                                            41,536             38,213          46,972
Insurance claims and policy benefits paid                         (467,497)          (499,637)       (599,214)
Underwriting, acquisition and insurance operating costs paid      (293,305)          (278,465)       (265,911)
Income taxes paid                                                  (75,968)          (107,847)        (35,814)
                                                              ------------------------------------------------------

Net cash provided by operating activities                          806,905            598,464         531,825
                                                              ------------------------------------------------------


Investing activities
Purchases of:
   Fixed maturities available-for-sale                          (3,618,859)        (2,864,673)     (2,643,440)
   Fixed maturities held-to-maturity                              -                 -                  (2,217)
   Other invested assets                                            (3,209)            (5,910)        (19,055)
   Options, futures and swaps                                       (8,115)           (76,557)       (205,774)
Issuance of policy and nonaffiliated mortgage loans               (120,189)          (188,676)       (136,984)
Maturities of fixed maturities available-for-sale                1,516,382          1,208,808         776,021
Maturities of fixed maturities held-to-maturity                   -                 -                   8,723
Sales of:
   Fixed maturities available-for-sale                             921,571          1,673,066       1,458,220
   Fixed maturities held-to-maturity                              -                 -                     108
   Other invested assets                                             7,380              8,591          28,592
   Options, futures and swaps                                       12,893             66,870         228,968
Repayment of policy and nonaffiliated mortgage loans               113,422             85,437          76,358
Repayment of affiliated mortgage loans                               1,515              1,376          36,505
Net decrease (increase) in short-term investments                   98,195           (111,326)        249,174
Cash received in connection with acquisition of group
   medical and life business                                        62,488            -                -
Other, net                                                              45                (74)            (65)
                                                              ------------------------------------------------------

Net cash used in investing activities                           (1,016,481)          (203,068)       (144,866)
                                                              ------------------------------------------------------


Financing activities
Funds received under deposit contracts                           1,352,657          1,051,117       1,255,732
Return of funds held under deposit contracts                    (1,116,377)        (1,301,139)     (1,590,966)
Dividends to parent                                                (50,000)          (112,000)        (48,950)
Cash of subsidiary contributed from parent                        -                 -                  12,844
Net repayment of short-term borrowings from affiliates            -                 -                  (3,750)
                                                              ------------------------------------------------------

Net cash provided by (used in) financing activities                186,280           (362,022)       (375,090)
                                                              ------------------------------------------------------

Net (decrease) increase in cash                                    (23,296)            33,374          11,869

Cash and cash equivalents at beginning of year                      66,212             32,838          20,969
                                                              ------------------------------------------------------

Cash and cash equivalents at end of year                        $   42,916         $   66,212       $  32,838
                                                              ======================================================


See notes to consolidated financial statements.




                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
    Reconciliation of Net Income to Net Cash Provided by Operating Activities
                                 (In thousands)


                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                              ------------------------------------------------------


Net income                                                        $ 58,829        $    77,594       $  87,233
                                                              ------------------------------------------------------


Adjustments to reconcile net income to net cash provided by
   operating activities:
     Goodwill write-off                                           -                    31,645            -
     Cumulative effect of change in accounting principle, net
       of taxes                                                   -                     1,669            -
     Net realized investment losses                              140,563               22,546          15,773
     Amortization of fixed maturity investments                  (55,724)             (50,164)        (29,825)
     Accrued interest on accrual bonds                           (43,236)             (42,832)        (45,801)
     Amortization and depreciation                                 9,434               13,812          11,764
     Deferred income tax benefit                                 (30,220)             (25,943)        (10,158)
     Interest expense on deposit contracts                       829,911              732,015         555,469
     Mortality and expense charges and administrative fees       (80,656)             (78,739)        (68,348)
     Other, net                                                   13,159               (5,466)           (531)
   Changes in:
     Accrued investment income                                    (7,666)               4,255          (5,520)
     Other receivables                                            (3,949)              19,769         (91,985)
     Accrued income taxes                                        (17,237)             (32,613)         21,148
     Deferred policy acquisition costs                           (34,363)             (19,605)        (20,245)
     Future policy benefits                                       10,087              (14,974)         61,748
     Policy and contract claims                                    3,497               (9,384)         35,585
     Unearned premiums                                              (649)                (347)          1,209
     Other policyholders' funds                                     (780)               2,064             226
     Other assets and liabilities                                 15,905              (26,838)         14,083
                                                              ------------------------------------------------------
Total adjustments                                                748,076              520,870         444,592
                                                              ------------------------------------------------------

Net cash provided by operating activities                     $  806,905           $  598,464      $  531,825
                                                              ======================================================


See notes to consolidated financial statements.


                 Safeco Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)



1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Safeco Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company is a wholly-owned subsidiary of Safeco Corporation (Safeco), which is a Washington corporation, the subsidiaries of which engage primarily in two principal businesses: (1) property and casualty insurance, including surety, and (2) life insurance and asset management. The Company owns three subsidiaries: Safeco National Life Insurance Company, First Safeco National Life Insurance Company of New York, and American States Life Insurance Company. The Company and its subsidiaries offer individual life and group life and health insurance products, pension plans and annuity products, marketed through professional distributors in all states and the District of Columbia.

Basis of Reporting and Use of Estimates

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires the Company's management to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

The consolidated financial statements include the Company and its subsidiaries. All intercompany transactions and balances have been eliminated.

Certain reclassifications have been made to prior year amounts to conform to the current year presentation.

Revenue Recognition

Life insurance premiums for traditional individual life policies are reported as income when due from the policyholder. These policies, which include whole life and guaranteed renewable term policies, are long-duration contracts.

Premiums from group life and health policies are recognized in income as earned, over the life of the policy. The portion of premiums unearned is reflected as a liability for unearned premiums on the Consolidated Balance Sheets.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)



1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances and reflected as liabilities rather than as premium income when received. Funds received under these contracts were $1,352,657, $1,051,117 and $1,255,732 in 2002, 2001 and 2000, respectively.
Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges and are included in other revenue in the Consolidated Statements of Income.

Investments

In accordance with the provisions of the Financial Accounting Standards Board
(FASB) Statement of Financial Accounting Standards (SFAS) 115, "Accounting for Certain Investments in Debt and Equity Securities," the Company classifies its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of both fixed maturities and equities at the time of purchase and re-evaluates such designation as of each balance sheet date. Fixed maturity investments include bonds, mortgage-backed securities, and redeemable preferred stocks. All fixed-maturity investments are classified as available-for-sale and are carried at fair value. Net unrealized investment gains and losses related to available-for-sale securities are reflected in shareholder's equity (other comprehensive income), net of related deferred policy acquisition costs and deferred income taxes.

For the mortgage-backed securities included in the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Actual prepayments are compared to anticipated prepayments and the effective yield is recalculated to reflect actual payments-to-date plus anticipated future payments. Any resulting adjustment is included in net investment income.

Marketable equity securities are classified as available-for-sale and are carried at fair value, with changes in unrealized appreciation and depreciation recorded directly to shareholder's equity (other comprehensive income), net of related deferred policy acquisition costs and deferred income taxes. Marketable equity securities include common stocks and non-redeemable preferred stocks.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Other invested assets are comprised of derivative financial instruments carried at fair value in accordance with the provisions of SFAS 133, "Accounting for Derivative Instruments and Hedging Activities." Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment under SFAS 133. For derivatives designated as fair value hedges, the changes in the fair value of both the derivative and the hedged transactions are recognized in current earnings. For derivatives designated as cash flow hedges, the changes in fair value of the derivative are recognized as a component of other comprehensive income, net of deferred income taxes, until the hedged transaction affects current earnings. If a derivative is highly effective, but does not perfectly offset the changes in fair value of the hedged transaction, the ineffective portion is recognized in current earnings. For derivatives that do not qualify for hedge accounting treatment under SFAS 133, the changes in the fair value of these derivatives are recorded in current earnings.

When the collectibility of interest income on fixed maturity investments is considered doubtful, they are placed on non-accrual status and thereafter, interest income is recognized only when payment is received.

The Company analyzes all investments with a fair value below cost to determine if an other than temporary decline in value has occurred. The determination of whether a decline is other than temporary is made based on the relevant facts and circumstances related to the security. These considerations include (1) the length of time and the extent to which the fair value has been less than cost;
(2) the financial condition and near-term prospects of the issuer, including any specific events that influence the operations of the issuer or that affect its future earnings potential; (3) the Company's intent and ability to retain the investment for a period of time sufficient to allow for a recovery in value; (4) a review of any downgrades of the security by a rating agency; and (5) any reduction or elimination of dividends or non-payment of scheduled interest payments. Determining what constitutes an other than temporary decline involves judgment. Declines in fair value below cost not considered other than temporary in the current period could be considered other than temporary in a future period and reduce earnings to the extent of the impairment. These changes are included in net realized investment gains or losses on the Consolidated Statements of Income.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)



1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Fair value amounts for financial instruments are determined using available third-party market information. When such information is not available, the fair value amounts are determined using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. The fixed maturities portfolio includes $240,868 of fixed maturities that are not publicly traded. Fair values for these securities have been estimated using quoted market prices of comparable instruments based on industry sector, credit quality and maturity and/or internally prepared valuations using third party modeling tools, which also typically use comparable-instrument pricing techniques based on industry sector, credit quality and maturity. Judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2002 that would be realized in a current market exchange.

The cost of security investments sold is determined by the "identified cost" method.

Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that are determined to be impaired, the difference between the amortized cost and fair market value of the underlying collateral is charged to the reserve.

Cash equivalents consist of short-term investments with original maturities of less than three months at the time of purchase. Short-term investments are carried at cost, which approximates fair value.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral is required at a rate of 102% of the market value of a loaned security. The collateral is deposited by the borrower with a lending agent and retained and invested by the lending agent to generate additional income according to the Company's guidelines. The market value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the market value of the loaned securities fluctuates to maintain a collateral value of 102%. The securities lending collateral and the corresponding securities lending payable are reported on the Consolidated Balance Sheets as assets and liabilities, respectively.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Reinsurance

The Company utilizes reinsurance agreements to manage exposure to potential losses. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis on the Consolidated Balance Sheets. Premiums, benefits and settlement expenses are reported net of reinsurance ceded on the Consolidated Statements of Income. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

Deferred Policy Acquisition Costs

Product acquisition costs, principally commissions and other underwriting costs that vary with and are primarily related to the production of business, are deferred. Acquisition costs for deferred annuity contracts and universal life insurance policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these products. In this estimation process the Company makes assumptions as to surrender rates, mortality experience and investment performance. Actual profits can vary from estimates and can thereby result in increases or decreases to deferred acquisition cost amortization rates. Assumptions are evaluated regularly, and, when necessary, the estimated gross profits of these contracts are revised; resulting adjustments to deferred policy acquisition cost amortization are recorded in earnings when such estimates are revised. The unamortized balance of deferred policy acquisition costs is adjusted for the impact on estimated future gross profits as if net unrealized appreciation and depreciation on securities had been realized as of the balance sheet date. The impact of this adjustment, net of tax, is included in accumulated other comprehensive income in shareholder's equity. Amortization of deferred policy acquisition costs is also allocated to realized investment gains and losses for those products that realized investment gains and losses have a direct impact on the amortization of deferred policy acquisition costs.

Acquisition costs for traditional individual life insurance policies are amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over a one-year period.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

Intangibles and Goodwill

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, including separately identifiable intangibles. Effective with the Company's January 1, 2002 adoption of SFAS 141, "Business Combinations" and SFAS 142, "Goodwill and Other Intangible Assets," goodwill is no longer amortized, but is reviewed annually for impairment or more frequently if impairment indicators arise. Other purchased intangible assets are amortized over their estimated useful lives unless they are deemed to have indefinite useful lives.

Effective March 31, 2001, Safeco elected to change its accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market-value method. The market-value method was determined to be a preferable way to assess the current value of goodwill. As a result, the Company recorded a goodwill write-off of $31,645 ($24,885 after tax).

Separate Accounts

Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are administered and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment gains and losses of separate accounts are not included in the Company's revenues. Fees charged to contractholders include mortality, policy administration and surrender charges, and are included in other revenue.

Funds Held Under Deposit Contracts

Liabilities for fixed deferred annuity contracts and guaranteed investment contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for universal life insurance policies are equal to the accumulated account value plus a mortality reserve as of the valuation date. For structured settlement annuities, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserve for a structured

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

settlement policy is set at issue. The pattern varies over time starting with interest rates that prevailed at issue and grading to a future level. On average, the current reserve has near-term benefits discounted at 8.03% and long-term benefits discounted at 7.25%.

Future Policy Benefits

Liabilities for future policy benefits under traditional individual life and group life insurance policies have been computed on the level premium method, which uses a level premium assumption to fund reserves. The level premiums are selected so that the actuarial present value of future benefits equals the actuarial present values of future premiums. The interest, mortality and persistency assumptions are set in the year of issue and include a provision for adverse deviation. These liabilities are contingent upon the death of the insured while the policy is in force. Mortality assumptions are derived from both company-specific and industry statistics. Future benefits are discounted at interest rates that vary by year of policy issue and average 4.60%.

Policy and Contract Claims

Liabilities for policy and contract claims primarily represent liabilities for claims under group health coverages and are established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported claims (IBNR), based on historical experience. Estimates for reported but unpaid claims and IBNR are continually reviewed and any necessary adjustments are reflected in current operating results.

Income Taxes

The Company and its subsidiaries, except for American States Life Insurance Company, are included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) are made to or received from Safeco on a separate tax return filing basis. Income taxes have been provided using the liability method in accordance with SFAS 109, "Accounting for Income Taxes." The provision for income taxes comprises two components: amounts currently payable or receivable, and deferred income taxes. Deferred income taxes arise from temporary differences between the tax basis and the book basis of assets and liabilities.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

New Accounting Standards

FASB pronouncements that have recently affected the Company or will in the near future are as follows:

SFAS 133, "Accounting for Derivative Instruments and Hedging Activities"

SFAS 133 was issued in June 1998. The Statement amends or supersedes several previous FASB statements and requires recognizing all derivatives (including certain derivative instruments embedded in other contracts) as either assets or liabilities in the statement of financial position at fair value. A derivative is typically defined as an instrument whose value is "derived" from an underlying instrument, index or rate, has a notional amount and can be net settled. The accounting for changes in the fair value of a derivative depends on the use of the derivative and the nature of any related hedge designation as discussed above.

SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," issued in June 2000, addressed a limited number of implementation issues arising from SFAS 133.

Effective January 1, 2001, the Company adopted SFAS 133, as amended. All derivatives, whether designated anew in hedging relationships on January 1, 2001 or not, are required to be recorded on the Consolidated Balance Sheets at fair value. If certain conditions are met, a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability (fair value hedge), or (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge). As a result of the adoption, the Company recorded a loss of $1,669 after tax, which represents the cumulative effect to the Consolidated Statement of Income. In addition, the Company recorded a loss of $685 ($445 after tax) in accumulated other comprehensive income (OCI), as a result of the adoption of SFAS 133.

SFAS 141, "Business Combinations"

SFAS 141 was issued in July 2001. This statement changed the approach companies use to account for a business combination by eliminating the pooling-of-interests method of accounting for business combinations and further clarifies the criteria for recognizing intangible assets separately from goodwill. The Company adopted this statement effective July 1, 2001 with no impact on its consolidated financial statements.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


1. Nature of Operations and Summary of Significant Accounting Policies
(continued)

SFAS 142, "Goodwill and Other Intangible Assets"

SFAS 142 was issued in July 2001. Under SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized but are reviewed annually for impairment, or more frequently if impairment indicators arise. Separable intangible assets will continue to be amortized over their useful lives unless deemed to have an indefinite life. The amortization provisions of SFAS 142 apply to goodwill and intangible assets acquired after June 30, 2001. The Company adopted SFAS 142 effective January 1, 2002 with no material impact on its consolidated financial statements.

SFAS 144, "Accounting for the Impairment or Disposal of Long-Lived Assets"

SFAS 144 was issued in October 2001. These rules supersede SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," and provide a single accounting model for long-lived assets to be disposed of. The Company adopted SFAS 144 effective January 1, 2002 with no impact on its consolidated financial statements.

SFAS 146, "Accounting for Costs Associated with Exit or Disposal Activities"

SFAS 146 was issued in June 2002. The standard requires companies to recognize costs associated with exit and disposal activities when they are incurred rather than the date of a commitment to an exit or disposal plan. The standard is effective for exit or disposal activities that are initiated after December 31, 2002. The Company does not expect the adoption of SFAS 146 to have a material impact on its consolidated financial statements.

SFAS 148, "Accounting for Stock-Based Compensation - Transition and Disclosure"

SFAS 148 was issued in December 2002, and amends Statement 123, "Accounting for Stock-Based Compensation," to provide alternative methods of transition to the fair value method of accounting for stock-based employee compensation under SFAS
123. Effective January 1, 2003, the Company will adopt the fair value method as defined in SFAS 123 on the prospective basis transition method. The estimated impact of the adoption of this standard in 2003 approximates $800.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)


2. Investments

The following is a summary of fixed maturities and marketable equity securities:

                                                                       December 31, 2002
                                            ------------------------------------------------------------------------
                                             Amortized Cost   Gross         Gross           Net
                                                            Unrealized    Unrealized     Unrealized       Fair
                                                              Gains         Losses         Gains         Value
                                            ------------------------------------------------------------------------
Fixed maturities
   U.S. Government and agencies              $    854,273   $   201,128   $   (2,861)    $   198,267  $  1,052,540
   State and political subdivisions               369,265        67,710       (2,177)         65,533       434,798
   Foreign governments                            240,927        79,962        -              79,962       320,889
   Corporate securities                        10,056,963       757,610     (249,066)        508,544    10,565,507
   Mortgage-backed securities                   3,993,864       288,041      (20,782)        267,259     4,261,123
                                            ------------------------------------------------------------------------

Total fixed maturities                         15,515,292     1,394,451     (274,886)      1,119,565    16,634,857
Marketable equity securities                       78,454         6,922       (2,609)          4,313        82,767
                                            ------------------------------------------------------------------------
Total                                        $ 15,593,746   $ 1,401,373   $ (277,495)    $ 1,123,878  $ 16,717,624
                                            ========================================================================

                                                                       December 31, 2001
                                            ------------------------------------------------------------------------
                                             Amortized Cost   Gross         Gross           Net
                                                            Unrealized    Unrealized     Unrealized       Fair
                                                              Gains         Losses          Gain         Value
                                            ------------------------------------------------------------------------
Fixed maturities
   U.S. Government and agencies              $    722,595    $  106,279    $  (1,129)     $  105,150   $   827,745
   State and political subdivisions               323,450        30,671       (4,082)         26,589       350,039
   Foreign governments                            247,219        48,463           (7)         48,456       295,675
   Corporate securities                         9,368,031       344,065     (260,987)         83,078     9,451,109
   Mortgage-backed securities                   3,729,630       168,514      (17,823)        150,691     3,880,321
                                            ------------------------------------------------------------------------

Total fixed maturities                         14,390,925       697,992     (284,028)        413,964    14,804,889
Marketable equity securities                       79,964         7,090       (1,861)          5,229        85,193
                                            ------------------------------------------------------------------------
Total                                        $ 14,470,889    $  705,082    $(285,889)      $ 419,193  $ 14,890,082
                                            ========================================================================



                 Safeco Life Insurance Company and Subsidiaries

             Notes to Consolidated Financial Statements (continued)
           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

The cost or amortized cost and fair value of fixed maturities at December 31, 2002, by contractual years-to-maturity, are presented below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                          December 31, 2002
                                                                     -----------------------------
                                                                       Amortized        Fair
                                                                          Cost         Value
                                                                     -----------------------------


One year or less                                                    $   629,357 $      640,332
Over one year through five years                                      2,978,503      3,095,032
Over five years through ten years                                     1,890,738      1,985,513
Over ten years                                                        6,022,830      6,652,857
Mortgage-backed securities                                            3,993,864      4,261,123
                                                                  -----------------------------

Total fixed maturities                                            $  15,515,292  $  16,634,857
                                                                  =============================

As of December 31, 2002 and 2001, the amortized cost of securities on deposit with state regulatory authorities was $10,190 and $13,104, respectively.

At December 31, 2002 and 2001, the Company held below investment grade fixed maturities of $1,325 million and $707 million at amortized cost, respectively.
The respective fair values of these investments were approximately $1,229 million and $643 million. These holdings amounted to 7.4% and 4.3% of the Company's investments in fixed maturities at fair value at December 31, 2002 and 2001, respectively.

The following is a summary of consolidated net investment income:

                                                                             Year Ended December 31
                                                                     2002             2001              2000
                                                           ------------------------------------------------------
Interest:
   Fixed maturities                                        $  1,099,574      $  1,053,515     $  1,065,388
   Mortgage loans                                                75,055            70,271           65,045
   Short-term investments                                         8,561            28,422            9,748
Dividends:
   Marketable equity securities                                   5,542             5,568            8,696
   Redeemable preferred stock                                    11,358            14,373           12,100
Other                                                            11,690            11,334           11,290
                                                            -----------------------------------------------------

Total investment income                                       1,211,780         1,183,483        1,172,267
Investment expenses                                               6,865             6,173            6,604
                                                           ------------------------------------------------------

Net investment income                                      $  1,204,915      $  1,177,310     $  1,165,663
                                                           ======================================================


                 Safeco Life Insurance Company and Subsidiaries

             Notes to Consolidated Financial Statements (continued)
           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

The carrying value of investments in fixed maturities and mortgage loans that have not produced income for the last twelve months was $38,897 at December 31, 2002.

The following summarizes net realized investment gains (losses) before income taxes:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                     -------------------------------------------
Net realized investment gains (losses)
Fixed maturities                                     $ (163,460)    $ (28,728)    $ (26,902)
Marketable equity securities                               (270)        1,000         4,416
Other invested assets                                    10,184         4,481           (33)
Deferred policy acquisition costs adjustment             12,983           701         6,746
                                                     -------------------------------------------
Net realized investment losses before income taxes   $ (140,563)    $ (22,546)    $ (15,773)
                                                     ===========================================

The proceeds from sales of investment securities and related realized gains
(losses) before income taxes for 2002, 2001 and 2000 are as follows:

                                                                 Year Ended December 31, 2002
                                                              ------------------------------------

                                                               Fixed Maturities    Marketable
                                                              Available-for-SaleEquity Securities
                                                              ------------------------------------


Proceeds from sales                                               $  921,571          $4,107
                                                              ====================================


Gross realized investment gains                                   $   80,779          $1,204
Gross realized investment losses                                     (56,863)         (1,114)
                                                              ------------------------------------

Net realized investment gains                                         23,916              90
Impairments                                                         (190,179)           (360)
Other, including gains on calls and redemptions                        2,803               -
                                                              ------------------------------------
Net realized investment losses                                    $ (163,460)         $ (270)
                                                              ====================================




                 Safeco Life Insurance Company and Subsidiaries

             Notes to Consolidated Financial Statements (continued)
           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

                                                                 Year Ended December 31, 2001
                                                              ------------------------------------

                                                               Fixed Maturities    Marketable
                                                              Available-for-SaleEquity Securities
                                                              ------------------------------------


Proceeds from sales                                               $ 1,673,066         $6,442
                                                              ====================================

Gross realized investment gains                                   $    61,385         $1,980
Gross realized investment losses                                      (28,155)          (980)
                                                              ------------------------------------

Net realized investment gains                                          33,230          1,000
Impairments                                                           (65,716)            -
Other, including gains on calls and redemptions                         3,758             -
                                                              ------------------------------------
Net realized investment gains (losses)                            $   (28,728)        $1,000
                                                              ====================================

                                                            Year Ended December 31, 2000
                                            ------------------------------------------------------

                                            Fixed Maturities   Fixed Maturities    Marketable
                                            Available-for-Sale Held-to-Maturity Equity Securities
                                            ------------------------------------------------------


Proceeds from sales                             $ 1,458,220         $ 108            $ 27,230
                                            ======================================================


Gross realized investment gains                 $    31,180         $   -            $  7,981
Gross realized investment losses                    (33,639)            -              (3,565)
                                            ------------------------------------------------------

Net realized investment gains (losses)              (2,459)             -               4,416
Impairments                                        (32,947)             -                -
Other, including gains on calls and
   redemptions                                       8,414             90                -
                                            ------------------------------------------------------
Net realized investment gains (losses)          $  (26,992)         $  90            $  4,416
                                            ======================================================

The following table summarizes the Company's allowance for credit losses on nonaffiliated mortgage loans:

                                                             Year Ended December 31
                                                     2002             2001              2000
                                              ------------------------------------------------------


Allowance at beginning of year                    $ 10,554         10,779         $   10,781
Loans charged off as uncollectible                    -              (225)                (2)
                                              ------------------------------------------------------
Allowance at end of year                          $ 10,554       $ 10,554           $ 10,779
                                              ======================================================


                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

2. Investments (continued)

At December 31, 2002 and 2001, mortgage loans constituted approximately 4.4% and 5.2% of total assets, respectively, and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 25.2% of the total in California. Individual loans generally do not exceed $10 million.

3. Derivative Financial Instruments

Derivatives are instruments whose value is "derived" from an underlying instrument, index or rate, have a notional amount and can be net settled. The Company uses derivative financial instruments, including interest rate swaps, options, forward contracts and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

The market value of the Company's consolidated investments in mortgage-backed securities was $4,261,123 and $3,880,321 at December 31, 2002 and 2001,
respectively. These are primarily residential collateralized mortgage obligations (CMOs), pass-throughs and commercial loan-backed mortgage obligations (CMBSs). CMOs and CMBSs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in the riskier, more volatile type (e.g., principal only, interest only, etc.) has been intentionally limited to less than 1% of total mortgage-backed securities at both December 31, 2002 and 2001.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. The Company manages counterparty credit risk on an individual counterparty basis and gains and losses are netted by counterparty. The Company mitigates counterparty credit risk through credit review, approval controls and by only entering into agreements with highly rated counterparties. The Company performs ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts and financial futures, credit risk is limited to the amount that it would cost the Company to replace the contract. The Company is the writer of option contracts and as such has no credit risk on these contracts since the counterparty has no performance obligation after it has paid a premium.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

3. Derivative Financial Instruments (continued)

Interest rate risk is the risk of economic losses due to changes in the level of interest rates. The Company manages interest rate risk through active portfolio management and selective use of derivative instruments as hedges to change the characteristics of certain assets and liabilities. The Company's interest rate swap agreements provide only for the exchange of interest on the notional amounts, at the stated rates, with no multiplier or leverage. The net interest accrued under these agreements is recorded as an adjustment to interest expense or interest income, depending on the hedged item.

The Company formally documents all relationships between the hedging instruments and hedged items, as well as its risk-management objectives and strategies for undertaking various hedge transactions. The Company links all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheet. The Company links all hedges that are designated as cash flow hedges to forecasted transactions or variable consolidated rate assets. The Company also assesses, both at the inception of the hedge and on an on-going basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, the Company discontinues hedge accounting on a prospective basis.

Fair Value Hedges

The Company uses interest rate swaps to offset the change in value of certain fixed rate assets and liabilities. In calculating the effective portion of the fair value hedges, the changes in the fair value of the hedge and the hedged item are recognized in net realized investment gains (losses) in the Consolidated Statements of Income. Differences between the changes in the fair value of the hedge and the hedged item represent hedge ineffectiveness and are recognized in net realized investment gains (losses). For 2002 and 2001, a loss of $1,173 and gain of $1,300, respectively, was recognized in net realized investment gains (losses) due to hedge ineffectiveness. There were no significant fair value hedges discontinued during 2002 and 2001.

Cash Flow Hedges

The Company also uses interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. The changes in the fair value of the interest rate swap are recognized in OCI. Differences between the changes in the fair value of the hedge and the hedged items represent hedge ineffectiveness and are recognized in interest expense. In 2002 and 2001, there was no interest expense recognized due to hedge ineffectiveness.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

3. Derivative Financial Instruments (continued)

Amounts related to derivatives qualifying as cash flow hedges are recorded in OCI and released into earnings contemporaneously with the earnings effects of the hedged item. An estimated $8,779 of derivative instruments and hedging activity gains included in OCI will be reclassified into net investment income during 2003.

Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease of $6,909 and an increase of $20,532 to OCI after tax for 2002 and 2001, respectively. Of the change in OCI for 2002, an after tax increase of $12,451 related to net unrealized gains on derivative positions, and an after tax decrease of $19,360 related to amounts reclassified into earnings. Of the change in OCI for 2001, an after tax decrease of $445 related to the SFAS 133 adoption on January 1, 2001, and an after tax increase of $20,977 related to net unrealized gains on derivative positions.

SFAS 133 requires amounts recorded in OCI that relate to forecasted transactions that are no longer probable of occurring within a specific time period to be released into earnings immediately. In 2002, $6,960 after tax was released from OCI to net realized investment gains and losses relating to such hedge transactions. There were no amounts released from OCI into earnings in 2001 relating to forecasted transactions.

At December 31, 2002 and 2001, the maximum length of time over which the Company was hedging its exposure to future cash flows for forecasted transactions was approximately 6 and 18 months, respectively.

Other Derivatives

In 1997, the Company introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. The program consists of buying and writing S&P 500 index options, buying Treasury interest rate futures and trading S&P 500 futures and swaps. Sales of the EIA product were suspended in the fourth quarter of 1998. As permitted under a grandfathering clause in SFAS 133, the Company elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options, futures and swaps used to hedge the EIA liability is recognized as an adjustment to policy benefits in the Consolidated Statements of Income. The Company recognized pretax losses of $11,884, $20,872, and $37,273 on these options, futures and swaps for 2002, 2001, and 2000, respectively.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

4. Fair Value of Financial Instruments

The aggregate fair value amounts disclosed here do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information disclosed below.

Fair value amounts for financial instruments are determined using available third-party market information. When such information is not available, the fair value amounts are determined using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2002 that would be realized in a current market exchange.

The Company's investment portfolio includes $240,868 of non-publicly traded fixed maturity securities, representing 1.4% of the portfolio at December 31, 2002. The Company's portfolio does not include any non-publicly traded equity securities.

The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable and other liabilities, carrying value is a reasonable estimate of fair value.

The fair values of investment contracts (funds held under deposit contracts) with defined maturities are estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, fair values are estimated to be the present surrender value. Separate account assets and the related liabilities are comprised of publicly-traded fixed maturities and equities for which third-party market information is available.

The fair values of the derivative financial instruments generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, fair values are estimated using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

4. Fair Value of Financial Instruments (continued)

The carrying or reported values and corresponding fair values of financial instruments are as follows:

                                                                        December 31
                                                              2002                        2001
                                                  ---------------------------------------------------------

                                                     Carrying     Fair Value     Carrying     Fair Value
                                                      Amount                      Amount
                                                  ---------------------------------------------------------

Financial assets:
   Fixed maturities                             $ 16,634,857    $ 16,634,857  $ 14,804,889  $ 14,804,889
   Marketable equity securities                       82,767          82,767        85,193        85,193
   Mortgage loans                                    948,600       1,028,000       946,686       954,000
   Separate account assets                           899,204         899,204     1,208,099     1,208,099
   Derivative financial instruments:
     Interest rate swaps                              18,170          18,170        24,467        24,467
     Options/futures                                   9,612           9,612        11,883        11,883

Financial liabilities:
   Funds held under deposit contracts             15,655,404      16,718,000    14,624,226    14,314,000
   Separate account liabilities                      899,204         899,204     1,208,099     1,208,099
   Derivative financial instruments:
     Options                                             929             929         2,059         2,059

5. Reinsurance

The Company uses treaty and facultative reinsurance to manage exposure to potential losses. The availability and cost of reinsurance are subject to prevailing market conditions, both in terms of price and available capacity. Although the reinsurer is liable to the Company to the extent of the reinsurance ceded, the Company remains primarily liable to the policyholders as the direct insurer on all risks reinsured. The Company evaluates the financial condition of its reinsurers to minimize its exposure to losses from reinsurer insolvencies. To the Company's knowledge, none of its reinsurers are currently experiencing material financial difficulties. Of the total amounts due from reinsurers balance at December 31, 2002, 98% was with reinsurers rated A- or higher by A.M. Best.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

5. Reinsurance (continued)

Reinsurance recoverables are comprised of the following amounts:

                                                                             December 31
                                                                          2002          2001
                                                                     -----------------------------

Life insurance
Reinsurance recoverables on:
   Policy and contract claim reserves                                $   1,561      $  2,434
   Paid claims                                                             852         1,042
   Life policy liabilities                                              86,106        21,978
                                                                     -----------------------------

Total life insurance                                                    88,519        25,454
                                                                     -----------------------------

Accident and health insurance
Reinsurance recoverables on:
   Policy and contract claim reserves                                   70,368        63,180
   Paid claims                                                              90         1,455
                                                                   -----------------------------

Total accident and health insurance                                     70,458        64,635
                                                                   -----------------------------
Total reinsurance recoverables                                       $ 158,977      $ 90,089
                                                                   =============================

The increase in the life policy liabilities recoverable in 2002 represents funds withheld under a business-owned life insurance (BOLI) coinsurance agreement entered into in the third quarter of 2002.

The effects of reinsurance on earned premiums are as follows:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Earned premiums
Direct:
   Accident and health                                  $ 340,511     $ 345,436     $ 264,492
   Life insurance premiums                                155,800       150,446       158,890
                                                       -------------------------------------------

   Total                                                  496,311       495,882       423,382
                                                       -------------------------------------------


Ceded:
   Accident and health premiums                           (15,616)      (13,556)      (14,043)
   Life insurance premiums                                (25,385)      (21,088)      (17,538)
                                                       -------------------------------------------

   Total                                                  (41,001)      (34,644)      (31,581)
                                                       -------------------------------------------


Assumed:
   Accident and health premiums                           137,335        18,821        17,549
   Life insurance premiums                                  6,923       (18,594)       12,935
                                                       -------------------------------------------

   Total                                                  144,258           227        30,484
                                                       -------------------------------------------

Total earned premiums                                   $ 599,568     $ 461,465     $ 422,285
                                                       ===========================================

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)
5. Reinsurance (continued)

Reinsurance ceded reduced policy benefits by $27,862, $12,286 and $35,099 in 2002, 2001 and 2000, respectively. Included in these amounts are accident and health amounts of $4,072, $10,278 and $21,003 in 2002, 2001 and 2000,
respectively.

6. Intangibles and Goodwill

Effective March 31, 2001, Safeco elected to change its accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market value method. The market value method was determined to be a preferable way to assess the current value of goodwill. As a result, the Company recorded a goodwill write-off of $31,645 ($24,885 after-tax) in 2001.

The market value method used to assess the recoverability of goodwill compared Safeco's market capitalization (stock price multiplied by shares outstanding) to the reported book value (total shareholders' equity) of Safeco. Given the extent of the shortfall of market capitalization compared to the reported book value as of March 31, 2001 and that a similar shortfall had existed for almost two years, Safeco concluded that under the new method the entire goodwill asset was impaired and a write-off of the full amount was necessary.

The Company adopted SFAS 142 on January 1, 2002. Under SFAS 142, goodwill and indefinite-lived intangible assets are no longer amortized but are reviewed annually for impairment, or more frequently if impairment indicators arise. Separable intangible assets continue to be amortized over their useful lives (but with no maximum life) unless deemed to have an indefinite life. As a result of adopting SFAS 142, $27,950 of other intangible assets (net of accumulated amortization of $4,300) was reclassified to goodwill in 2002.

The present value of future profits (PVFP) represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using the credited interest rate. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(374), $(99) and $(1,042) for the years ended December 31, 2002, 2001 and 2000, respectively. The PVFP is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 2002, 2001 or 2000. It is estimated that over the next five years, four to seven percent of the balance will be amortized each year.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

6. Intangibles and Goodwill (continued)

The following table presents the Company's intangible assets and goodwill at December 31, 2002 and 2001. The purchase of Swiss Re's stop-loss medical business in 2002 increased intangible assets and goodwill by $25,988 and $26,242, respectively. As of January 1, 2002, the present value of future profits, distribution agreement and renewal rights are being amortized over a useful life of 20 years. All other intangible assets are being amortized over a useful life of five years or less.

                                                                                December 31, 2002
                                                              ------------------------------------------------------
                                                                Gross Carrying     Accumulated      Net Carrying
                                                                    Amount        Amortization         Amount
                                                              ------------------------------------------------------
Unamortized intangible assets:                                $   54,192         $       -       $   54,192
   Goodwill
Amortizable intangible assets:
    Present value of future profits                               82,272             (32,963)        49,309
   Distribution agreement                                         35,000             (10,617)        24,383
   Renewal rights                                                 25,700                (535)        25,165
   Administrative agreement                                        8,766              (3,014)         5,752
   Other intangible assets                                           288                 (32)           256
                                                              ------------------------------------------------------

Total                                                         $  206,218         $   (47,161)    $  159,057
                                                             ======================================================

                                                                                December 31, 2001
                                                              ------------------------------------------------------
                                                                Gross Carrying     Accumulated      Net Carrying
                                                                    Amount        Amortization         Amount
                                                              ------------------------------------------------------

Unamortized intangible assets:                                    $        -         $       -       $        -
   Goodwill
Amortizable intangible assets:
   Present value of future profits                                82,272             (27,865)        54,407
   Distribution agreement                                         35,000              (9,333)        25,667
   Administrative agreement                                        8,766              (1,576)         7,190
   Marketing agreement                                            32,250              (4,300)        27,950
                                                              ------------------------------------------------------
                                                              ------------------------------------------------------
Total                                                         $  158,288           $ (43,074)    $  115,214
                                                              ======================================================

Amortization expense for intangible assets, pretax, was $8,761, $12,549 and $9,470 for 2002, 2001 and 2000, respectively. Estimated future amortization for the years ended December 31, pretax, are as follows:

                                                                  Estimated
                                                                 Amortization
                                                              ------------------


2003                                                              $   7,819
2004                                                                  7,418
2005                                                                  7,117
2006                                                                  6,918
2007                                                                  5,304
2008 and thereafter                                                  70,289
                                                              ------------------

Total                                                             $ 104,865
                                                             ===================

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

6. Intangibles and Goodwill (continued)

Changes in the carrying value of goodwill are presented for each business segment in the following tables. For descriptions of the business segments see
Note 15 - Segment Information.

                                                             Year Ended December 31
                                                 2002                                      2001
                              --------------------------------------------------------------------------------------

                                   Group        Other          Total         Group         Other          Total
                              --------------------------------------------------------------------------------------


Balance at beginning of year     $      -        $   -       $      -        $ 831        $ 31,120      $ 31,951
   Additions                       26,242            -          26,242          -                -             -
   Reclassifications               27,950            -          27,950          -                -             -
   Amortization                        -             -              -          (15)           (291)         (306)
   Write-off                           -             -              -         (816)        (30,829)      (31,645)
                              --------------------------------------------------------------------------------------

Balance at end of year           $ 54,192        $   -       $ 54,192        $   -        $      -      $      -
                              ======================================================================================

The following table reverses the effect of the intangibles and goodwill amortization in 2001 and 2000 as if SFAS 142 was adopted in those years to show comparability of the reported net income for all periods presented:

                                                                                  Year Ended December 31
                                                                             2002           2001          2000
                                                                        --------------------------------------------

Reported net income                                                        $58,829          $77,594       $87,233
Add back: intangibles and goodwill amortization, net of tax                -                  2,413         3,059
                                                                        --------------------------------------------

Adjusted net income                                                        $58,829          $80,007       $90,292
                                                                        ============================================

7. Income Taxes

The Company uses the liability method of accounting for income taxes in accordance with SFAS 109, "Accounting for Income Taxes," under which deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

For the year ended December 31, 2001, the difference of $4,297 between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the consolidated provision for income taxes is primarily due to the write-off of goodwill. There were no material differences for the years ended December 31, 2002, or 2000.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

7. Income Taxes (continued)

The tax effects of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                             December 31
                                                                          2002          2001
                                                                     -----------------------------

Deferred tax assets:
   Goodwill                                                          $   5,014     $   5,390
   Adjustment to life policy liabilities                                83,215        71,862
   Adjustment to claims reserves                                            37           907
   Capitalization of policy acquisition costs                           81,368        84,272
   Realized losses on writedown of investment securities                68,344        36,737
   Postretirement benefits                                               3,954         3,523
   Uncollected premium adjustment                                        5,892         6,603
   Guaranty fund assessments                                             2,408         1,329
   Other                                                                 3,627         4,191
                                                                     -----------------------------

Total deferred tax assets                                              253,859       214,814
                                                                     -----------------------------


Deferred tax liabilities:
   Unrealized appreciation of investment securities (net of deferred
     policy acquisition costs adjustment: $19,038; $3,254)             379,439       151,856
   Deferred policy acquisition costs                                   121,735       109,707
   Bond discount accrual                                                29,010        29,743
   Present value of future profits                                      17,258        19,042
   Intangible assets                                                     7,665        10,069
   Other                                                                 2,589           871
                                                                    -----------------------------
Total deferred tax liabilities                                         557,696       321,288
                                                                    -----------------------------

Net deferred tax liability                                           $ 303,837     $ 106,474
                                                                   =============================

8. Comprehensive Income

Comprehensive income is defined as all changes in shareholder's equity, except those arising from transactions with shareholders. Comprehensive income includes net income and other comprehensive income, which for the Company consists of changes in unrealized appreciation of investments carried at market value, deferred policy acquisition costs, and derivative financial instruments.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

8. Comprehensive Income (continued)

The components of other comprehensive income were as follows:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------


Net unrealized gains on available-for-sale securities    $ 1,117,549    $   411,583     $ 105,325
Net unrealized gains on derivative financial
   instruments                                                20,958         31,588        -
Adjustment for deferred policy acquisition costs             (54,395)        (9,297)        (534)
Deferred income taxes                                       (379,328)      (151,745)     (36,566)
                                                       -------------------------------------------
Accumulated other comprehensive income                   $   704,784    $   282,129    $  68,225
                                                       ===========================================


The following summarizes the net changes in other comprehensive income:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Increase (decrease) in unrealized appreciation/
  depreciation of:
     Available-for-sale securities                        $  705,966     $ 306,258     $ 412,856
     Derivative financial instruments                        (10,630)       31,588            -
     Adjustment for deferred policy acquisition costs        (45,098)       (8,763)         (309)
     Deferred income taxes                                  (227,583)     (115,179)     (144,391)
                                                       -------------------------------------------
Net change in other comprehensive income                  $  422,655     $ 213,904     $ 268,156
                                                       ===========================================

9. Commitments and Contingencies

The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation are $2,690 at December 31, 2002. At December 31, 2002, unfunded mortgage loan commitments approximate $18,865. The Company has no other material commitments or contingencies at December 31, 2002.

The Company is subject to legal actions filed or threatened in the ordinary course of its business operations, generally as the insurer defending third-party claims brought against insureds or as the insurer defending policy coverage claims brought against the Company. The Company does not believe that such litigation will have a material adverse effect on its consolidated financial condition, future operating results or liquidity.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)
10. Acquisition

In July 2002, the Company completed its acquisition of the medical excess loss and group life business of Swiss Re Life & Health America Holding Company (Swiss
Re). The primary purpose of the acquisition was to build a greater presence in the medical excess loss market and leverage the Company's expertise in this line of business. The transaction was in the form of an indemnity coinsurance agreement, with total assets acquired of $137,098 including the acquisition of Fort Wayne Risk Management Services, Inc., and resulted in the recognition of $25,988 of other intangible assets and $26,242 of goodwill. Nearly all of the other intangible assets are comprised of the value of the reinsurance contracts (and the related customer relationships) and are being amortized over a useful life of 20 years in proportion to estimated future gross profits. The assets and liabilities acquired from Swiss Re are included in the Consolidated Balance Sheets for 2002 and, beginning in July 2002, the results of these operations were included in the Consolidated Statements of Income. The acquired business generated earned premiums of $116,042 and pretax operating income of $23,591 from the acquisition date through December 31, 2002. For segment reporting purposes, these operations are included with the results of the Group segment.

Balance sheet amounts at the date of acquisition were as follows:

Assets:                                                      Liabilities:
   Cash                                       67,463           Future policy benefits                   $   2,717
   Intangible and other assets                25,988           Policy and contract claims                 101,803
   Goodwill                                   26,243           Unearned premiums                              929
   Premium receivables                        17,047           Current income taxes payable                13,500
   Other receivables                             357           Other liabilities                           18,149
                                        ---------------                                           ---------------
                                          $  137,098                                                    $ 137,098
                                        ===============                                           ===============


11. Employee Benefit Plans

Safeco sponsors defined contribution and defined benefit plans covering substantially all employees. Employer contributions to these plans are made in cash.

The Safeco 401(k)/Profit Sharing Retirement Plan is a defined contribution plan. It includes a matching contribution of 66.6% of participant's contributions, up to 6% of eligible compensation, and a profit sharing feature comprised of a minimum contribution of 3% of each eligible participant's compensation, as well as a variable component based on Safeco's income. No variable profit-sharing contributions were made in 2002, 2001 or 2000.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

11. Employee Benefit Plans (continued)

The Safeco Employee's Cash Balance Plan (CBP) is a noncontributory defined benefit plan that provides benefits for each year of service after 1988, based on the participant's eligible compensation plus a stipulated rate of return on the benefit balance. It is Safeco's policy to fund the CBP on a current basis to the full extent deductible under federal income tax regulations. CBP assets are principally invested in publicly traded stocks and bonds. Costs allocated to the Company for these plans were $7,475, $3,291 and $2,503 for the years ended December 31, 2002, 2001 and 2000, respectively.

In addition, Safeco provides certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees, their beneficiaries, and eligible dependents. Substantially all employees become eligible for these benefits if they reach retirement age while working for Safeco. The cost of these benefits is shared by Safeco and the retiree. Costs allocated to the Company for these plans were $1,964, $1,369 and $3,113 for the years ended December 31, 2002, 2001 and 2000, respectively. The accrued other postretirement benefit cost recorded in the balance sheet was $11,298 and $10,065 at December 31, 2002 and 2001, respectively.

12. Dividend Restrictions

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net income. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2002, the amount of retained earnings available for the payment of dividends to Safeco Corporation without prior regulatory approval was $180,498.

13. Statutory-Basis Information

State insurance regulatory authorities require the Company's insurance subsidiaries to file annual statements prepared on an accounting basis prescribed by the National Association of Insurance Commissioners' (NAIC) revised Accounting Practices and Procedures Manual or permitted by their respective state of domicile. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

13. Statutory-Basis Information (continued)

The NAIC revised the Accounting Practices and Procedures Manual, in a process referred to as Codification, effective January 1, 2001. The domiciliary states of the Company's insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company's insurance subsidiaries use to prepare their statutory-basis financial statements. Upon the January 1, 2001 adoption, the Company's insurance companies' statutory surplus increased by $45,356. Nearly all of the increase in the amount of statutory surplus relates to the recording of deferred tax assets that were not recorded in the statutory-basis financial statements under the prior statutory accounting guidance.

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

Statutory net income (loss) and capital and surplus, by company, are as follows:

                                                                 Year Ended December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Statutory net income (loss):
   Safeco Life Insurance Company                           $ 14,968     $ 113,572      $ 63,364
   Safeco National Life Insurance Company                       281         1,066           745
   First Safeco National Life Insurance Company
      of New York                                            (1,616)          679           493
   American States Life Insurance Company                    16,403        16,708        21,021
                                                       -------------------------------------------
Total                                                      $ 30,036     $ 132,025      $ 85,623
                                                       ===========================================

                                                                      December 31
                                                            2002          2001          2000
                                                       -------------------------------------------

Statutory capital and surplus:                           $ 903,352     $  782,891     $ 705,957
   Safeco Life Insurance Company
                                                       ===========================================

The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related Safeco Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at either December 31, 2002 or 2001.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

13. Statutory-Basis Information (continued)

Under Washington State's insurance code, investments in foreign securities are not considered admitted assets for statutory accounting purposes. However, statutory accounting practices prescribed by the NAIC allow insurance companies to account for foreign investments as admitted assets. The Washington State Insurance Commissioner has the express statutory authority to permit an insurer to make investments not otherwise eligible under the state's insurance code and has exercised this authority by permitting the Company to account for its foreign investments as admitted assets. Investments held in foreign corporations and municipalities were $162,855 and $326,409 at December 31, 2002 and 2001, respectively. These amounts increased the surplus of the Company's insurance subsidiaries accordingly.

14. Related Parties

Safeco and its affiliates provide the Company with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determines allocation factors based on headcount, time studies, actual usage or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses are included in net investment income and other operating expenses within the Company's income statements. Safeco charged the Company expenses of $28,564, $32,692, and $24,055 for the years ended December 31, 2002, 2001, and 2000, respectively. These expenses include charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges. As of December 31, 2002 and 2001, the Company owed Safeco and its affiliates $7,046 and $5,908, respectively, related to these services, which is included in other liabilities. These balances are settled within 30 days.

Safeco contributed capital to the Company in the form of United States Treasury notes on December 20, 2002. The amortized cost and accrued interest related to this contribution were $100,000.

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

15. Segment Information

The Company provides a broad range of products and services that include individual life and group life and health insurance products and annuity products. These operations are managed separately as five reportable segments:
Retirement Services, Income Annuities, Group, Individual and Other based on product groupings, which focus on different product markets or distribution channels:

      Retirement Services' products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts and corporate retirement funds.

      Income Annuities' principal product is the structured settlement annuity, which is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party.

      Group's principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment and disability products.

      Individual's products include term, universal and variable universal life and BOLI.

      Other is comprised mainly of investment income resulting from the investment of capital and accumulated earnings of the operating lines of business.

Results are evaluated based upon pretax operating earnings, which excludes net realized investment gains and losses and unusual or non-recurring events or transactions. Management believes the presentation of segment pretax operating earnings enhances the understanding of the

                 Safeco Life Insurance Company and Subsidiaries

           (All dollar amounts in thousands, unless otherwise stated)

15. Segment Information (continued)

Company's results of operations by highlighting earnings attributable to the normal, recurring operations of the business.

                                                          Year Ended December 31, 2002

                                Retirement      Income
                                 Services     Annuities       Group       Individual       Other         Total
                              --------------------------------------------------------------------------------------

Revenues:
   Premiums                     $      465   $        -   $  467,961      $  131,142    $      -  $        599,568
   Net investment income           355,498      528,879        5,333         237,110        78,095       1,204,915
   Other revenue                    23,430           16        4,102          11,421           447          39,416
                              --------------------------------------------------------------------------------------
Total revenues                     379,393      528,895      477,396         379,673        78,542       1,843,899

Benefits and expenses:
   Policy benefits                 288,516      470,213      276,950         286,650        -            1,322,329
   Other operating expenses         45,069       17,170      124,476          55,549         1,843         244,107
   Amortization of deferred
     policy acquisition costs       22,172            -        6,171          12,457         -              40,800
   Intangibles and goodwill
     amortization                    2,002            -          567           3,470         2,722           8,761
                              --------------------------------------------------------------------------------------
Total benefits and expenses        357,759      487,383      408,164         358,126         4,565       1,615,997
                              --------------------------------------------------------------------------------------

Pretax operating earnings           21,634       41,512       69,232          21,547        73,977         227,902

Net realized investment gains
   (losses)                        (87,455)     (53,474)        (126)         (5,976)        6,468        (140,563)
                              --------------------------------------------------------------------------------------

Income (loss) before income
   taxes and change in
   accounting principle         $  (65,821)  $  (11,962)  $   69,106    $     15,571    $   80,445  $       87,339
                              ======================================================================================


Assets:
   Total investments            $5,684,899   $7,139,221   $  162,705    $  3,686,977   $ 1,261,394  $   17,935,196
   Separate account assets      8   11,622           -             -          87,582         -             899,204
   Total assets                  7,298,635    7,385,378      339,920       4,347,854     1,995,398      21,367,185




15. Segment Information (continued)

                                                          Year Ended December 31, 2001

                                Retirement      Income
                                 Services     Annuities       Group       Individual       Other         Total
                              --------------------------------------------------------------------------------------

Revenues:
   Premiums                     $      475   $        -   $  331,305    $    129,685    $       -  $       461,465
   Net investment income           339,183      529,584        3,738         226,726        78,079       1,177,310
   Other revenue                    27,417           12        1,207          11,363           733          40,732
                              --------------------------------------------------------------------------------------
Total revenues                     367,075      529,596      336,250         367,774        78,812       1,679,507

Benefits and expenses:
   Policy benefits                 284,486      463,905      212,197         274,311           -         1,234,899
   Other operating expenses         47,371       17,880       91,745          57,293         2,487         216,776
   Amortization of deferred
     policy acquisition costs       16,956         -           5,692           9,673          -             32,321
   Intangibles and goodwill
     amortization                    2,659         -              15           3,741         6,350          12,765
                              --------------------------------------------------------------------------------------
Total benefits and expenses        351,472      481,785      309,649         345,018         8,837       1,496,761
                              --------------------------------------------------------------------------------------

Pretax operating earnings           15,603       47,811       26,601          22,756        69,975         182,746

Realized investment gains
   (losses)                        (29,215)      10,595       (1,627)         (7,452)        5,153         (22,546)
Goodwill write-off                       -            -          816          30,829          -             31,645
                              --------------------------------------------------------------------------------------

Income (loss) before income
   taxes and change in
   accounting principle        $   (13,612)  $   58,406   $   24,158    $    (15,525)   $   75,128  $      128,555
                              ======================================================================================


Assets:
   Total investments            $ 4,932,293  $6,733,321   $   69,326    $  3,452,246   $ 1,030,645  $   16,217,831
   Separate account assets        1,096,906         -             -          111,193        -            1,208,099
   Total assets                   6,252,435   6,831,984      172,471       3,875,451     1,164,282      18,296,623





15. Segment Information (continued)

                                                          Year Ended December 31, 2000

                                Retirement      Income
                                 Services     Annuities       Group       Individual       Other         Total
                              --------------------------------------------------------------------------------------
                              --------------------------------------------------------------------------------------
Revenues:
   Premiums                     $      601   $        -   $  311,465    $    110,219    $        -  $      422,285
   Net investment income           391,029      495,808        1,895         200,283        76,648       1,165,663
   Other revenue                    36,173           36        2,045           9,828         1,301          49,383
                              --------------------------------------------------------------------------------------
Total revenues                     427,803      495,844      315,405         320,330        77,949       1,637,331

Benefits and expenses:
   Policy benefits                 327,630      440,317      214,642         236,868           -         1,219,457
   Other operating expenses         45,553       29,121       91,168          52,307         2,360         220,509
   Amortization of deferred
     policy acquisition costs       22,660         -           5,374           9,114           -            37,148
   Intangibles and goodwill
     amortization                    2,098         -              64           2,889         5,356          10,407
   Goodwill write-off                    -         -              -             -              -            -
                              --------------------------------------------------------------------------------------
Total benefits and expenses        397,941      469,438      311,248         301,178         7,716       1,487,521
                              --------------------------------------------------------------------------------------

Pretax operating earnings           29,862       26,406        4,157          19,152        70,233         149,810

Realized investment gains
   (losses)                        (25,401)      17,553       (3,495)         (2,804)       (1,626)        (15,773)
                              --------------------------------------------------------------------------------------

Income (loss) before income
   taxes and change in
   accounting principle        $     4,461   $   43,959   $      662    $     16,348    $   68,607  $      134,037
                              ======================================================================================


Assets:
   Total investments            $ 4,807,828   6,502,843   $   39,352    $  3,147,137   $ 1,011,790  $   15,508,950
   Separate account assets      1,154,145     -                   -          120,960        -            1,275,105
   Total assets                 6,169,094     6,605,102      192,205       3,615,006     1,092,118      17,673,525



                            SAFECO SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS: The following audited financial statements of Safeco Separate Account C and Safeco Life Insurance Company are included in the Statement of Additional Information of this Registration Statement:

     REGISTRANT:


          Statement of Assets and Liabilities as of December 31, 2002.

          Statements of Operations and Changes in Net Assets for the Year or Period Ended December 31, 2002 and 2001.

          Notes to Financial Statements.

     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

          Consolidated Balance Sheets as of December 31, 2002 and 2001.

          Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000.

           Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002, 2001 and 2000.

          Consolidated Statements of Comprehensive Income for the years ended December 31, 2002, 2001 and 2000.

          Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000. Notes to Consolidated Financial Statements.

b.   EXHIBITS

EXHIBIT         DESCRIPTION                                                                    REFERENCE
-------         -----------                                                                    ---------
1               Resolution of Board of Directors of the Company authorizing the Separate       1/
                Account

2               Not Applicable

3               (a)  Form of Principal Underwriter's Agreement                                 1/
                (b)  Form of Broker-Dealer Selling Agreement                                   12/

4.              (a)  Form of Individual Flexible Premium Deferred Variable Annuity             Filed Herewith
                     Contract.
                        Form of Calculation of AUV Endorsement                                 Filed Herewith
                        Form of Enhanced Fixed Account Option Endorsement                      Filed Herewith
                (b)  Form of IRA Contract                                                      Filed Herewith
                        Form of SIMPLE IRA Endorsement                                         Filed Herewith
                (c)  Form of ROTH IRA Contract                                                 Filed Herewith
                        Form of Roth IRA Endorsement                                           Filed Herewith
                (d)  Form of TSA Contract                                                      Filed Herewith
                (e)  Form of Section 457 Contract                                              Filed Herewith
                (f)  Form of Section 457 Certificate                                           Filed Herewith

5.              (a)  Form of Individual Variable Application                                   Filed Herewith
                (b)  Form of Group Variable Annuity Application                                Filed Herewith

6.              (a)  Copy of Articles of Incorporation of Safeco as amended 11/26/90.          1/

EXHIBIT         DESCRIPTION                                                                    REFERENCE
-------         -----------                                                                    ---------
                (b)  Copy of the Bylaws of Safeco as amended 11/08/01.                         7/

7.              Form of Reinsurance Agreement                                                  11/

8.              (a)  Participation Agreement (Fidelity VIP I & II)                             5/
                        Form of Sub-Licensing Agreement                                        5/
                        Amendment No. 1 to Participation Agreement
                        (VIP I)                                                                12/
                        Amendment No. 1 to Participation Agreement (VIP II)                    12/

                (b)  Form of Participation Agreement (Fidelity VIP III)                        4/
                        Amendment No. 1 to Participation Agreement (VIP III)                   12/

                (c)  Participation Agreement (ACVP)                                            7/
                        Amendment No. 1 to Participation Agreement                             7/
                        Amendment No. 2 to Participation Agreement                             7/
                        Amendment No. 3 to Participation Agreement                             7/
                        Form of Amendment No. 4 to Participation Agreement                     13/

                (d)  Participation Agreement (AIM)                                             7/
                        Form of Amendment No. 1 to Participation Agreement                     13/

                (e)  Form of Participation Agreement (Dreyfus)                                 8/
                        Amendment No. 1 to Participation Agreement                             13/

                (f)  Participation Agreement (Franklin Templeton)                              7/
                        Amendment No. 1 to Participation Agreement                             7/
                        Amendment No. 2 to Participation Agreement                             7/

                (h)  Form of Participation Agreement (J.P. Morgan)                             8/
                        Amendment No. 1 to Participation Agreement                             13/

                (i)  Participation Agreement (Federated)                                       3/
                        Amendment to Participation Agreement                                   7/
                        Amendment No. 2 to Participation Agreement                             12/

                (j)  Participation Agreement (Scudder)                                         2/
                        Reimbursement Agreement (Scudder)                                      2/
                        Participating Contract and Policy Agreement (Scudder)                  2/
                        Services Agreement (Scudder)                                           6/
                        Letter Amendment to Participation Agreement                            12/

                (k)  Participation Agreement (INVESCO)                                         7/
                        Amendment No. 1 to Participation Agreement                             7/
                        Amendment No. 2 to Participation Agreement                             12/

                (l)  Participation Agreement (Lexington)                                       3/

9.              Opinion and Consent of Counsel                                                 9/

10.             Consent of Ernst & Young, LLP Independent Auditor                              Filed Herewith

11.             Not Applicable

12.             Not Applicable

EXHIBIT         DESCRIPTION                                                                    REFERENCE
-------         -----------                                                                    ---------
13.             Calculation of Performance Information                                         3/

14.             Power of Attorney                                                              7/

1/ Incorporated by reference to Safeco Separate Account C's registration statement filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No.
                33-60331).

2/              Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account C filed with the SEC on December 29, 1995 (File No.
                33-69712).

3/              Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account C filed  with the SEC on April 29, 1996
                (File No. 33-69712).

4/              Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account SL filed with the SEC on October 28, 1997
                (File No. 333-30329).

5/              Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account SL filed  with the SEC on April 30, 1997
                (File No. 33-10248).

6/              Incorporated by reference to Safeco Separate Account C's
                Post-Effective Amendment filed with  the SEC on April 30, 1998
                (File No. 33-69712).

7/              Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account SL filed with the SEC on April 30, 2002 (File No.
                333-30329).

8/              Incorporated by reference to Safeco Separate Account C's
                Post-Effective Amendment filed with  the SEC on or about
                April 28, 2000 (File No. 33-69712).

9/ Incorporated by reference to Registrant's Initial Registration filed with the SEC on July 17, 2000 (File No. 333-41622).

10/ Incorporated by reference to Registrant's Pre-Effective Amendment filed with the SEC on October 6, 2000 (File No. 333-41622).

11/             Incorporated by reference to Safeco Separate Account C's
                Post-Effective Amendment filed with  the SEC on April 30, 2002
                (File No. 33-69712).

12/             Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account SL filed  with the SEC on or about December 19, 2002
                (File No. 333-30329).

13/             Incorporated by reference to Post-Effective Amendment of Safeco
                Separate Account SL filed  with the SEC on or about April 30, 2003
                (File No. 333-30329).



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Safeco Life Insurance Company ("Safeco") who is engaged in activities relating to Safeco Separate Account C or the variable annuity contracts offered through Safeco Separate Account C.

NAME                                POSITIONS WITH SAFECO          PRINCIPAL BUSINESS ADDRESS
----                                ---------------------          --------------------------

Michael S. McGavick            Director, Chairman of the Board         Safeco Plaza
                                                                       Seattle, WA 98185

Randall H. Talbot                    Director, President               5069 154th Place N.E.,
                                                                       Redmond, WA 98052.

Roger F. Harbin              Director, Executive Vice President        5069 154th Place N.E.,
                                         and Actuary                   Redmond, WA 98052.

Christine B. Mead            Director, Senior Vice President,          Safeco Plaza
                                         Secretary                     Seattle, WA 98185

Michael E. LaRocco                        Director                     Safeco Plaza
                                                                       Seattle, WA 98185

James W. Ruddy                            Director                     Safeco Plaza
                                                                       Seattle, WA 98185

Dale E. Lauer                             Director                     Safeco Plaza
                                                                       Seattle, WA 98185

Colleen M. Murphy                  Assistant Vice President,           5069 154th Place N.E.,
                              Controller, and Assistant Secretary      Redmond, WA 98052

Leslie J. Rice                         Vice President                  5069 154th Place N.E.,
                                     Assistant Secretary               Redmond, WA 98052.

Michael J. Kinzer               Vice President, Chief Actuary          5069 154th Place N.E.,
                                                                       Redmond, WA 98052.

Ronald L. Spaulding          Director, Vice President, Treasurer       601 Union Street, Suite 2500
                                                                       Seattle, WA 98101-4074.

George C. Pagos                  Associate General Counsel,            5069 154th Place N.E.,
                                       Vice President,                 Redmond, WA 98052.
                                     Assistant Secretary

Tommie Brooks                              Actuary                     5069 154th Place N.E.,
                                                                       Redmond, WA 98052.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by Registrant. Safeco Life Insurance Company ("Safeco") established Safeco Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Safeco is a wholly owned subsidiary of Safeco Corporation, which is a publicly owned company. Both companies were organized under Washington law. Following is the organizational chart for Safeco Corporation. All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement.

               SAFECO CORPORATION ORGANIZATIONAL AND ENTITY CHART

                                                            ------------
                                                               SAFECO
                                                             Corporation
                                                            (Washington)
                                                            ------------
                                                                  |
                                                                  |
                                                            ------------
                                                                100%
                                                            ------------
                                                                  |
                                                                  |
  ---------------------------------------------------------------------------------------------------------------------
  |            |            |            |            |           |                 |                                 |
-------   -----------   ---------    ---------    ---------   ---------         ---------                         ---------
Barrier     SAFECO      American     American     American      SAFECO           SAFECO                            General
 Ridge     Insurance     States       States       Economy     National         Insurance                         Insurance
  LLC       Company     Insurance    Preferred    Insurance   Insurance          Company                           Company
 (DE)     of Illinois    Company     Insurance     Company     Company             of                                of
-------      (IL)         (IN)        Company       (IN)         (MO)            America                           America
          -----------   ---------      (IN)       ---------   ---------           (WA)                              (WA)
               |                     ---------        |                         ---------                         ---------
               |                                      |                             |                                 |
               |                                      |                             |                                 |
          -----------                             ---------                     ---------                         ---------
              100%                                   100%                          100%                              100%
          -----------                             ---------                     ---------                         ---------
               |                                      |                             |                                 |
               |                                      |               --------------|-------------             -------|--------
               |                                      |               |      |      |       |    |             |              |
          -----------                             ----------      ---------- | ------------ | ---------    ----------   ------------
           Insurance                               American          Puget   |              |  Emerald       SAFECO
            Company                                 States        Structured |    SAFECO    |   City       Insurance      SAFECO
          of Illinois                              Insurance       Benefits  | Ins. Co. of  | Insurance    Company of     General
              (IL)                                  Company         Agency,  |    Oregon    |  Agency,      Indiana     Agency, Inc.
          -----------                              of Texas           Inc.   |     (OR)     |    Inc.        (IN)           (TX)
                                                     (TX)             (WA)   |              |    (WA)
                                                  ----------      ---------- | -----------  | ---------    ----------   ------------
                                                                             |              |                                |
                                                                         --------       ---------                       ------------
                                                                          SAFECO         SAFECO                             dba
                                                                           Mgmt.         Surplus                         insurQuest
                                                                           Corp         Lines Ins.                      ------------
                                                                           (NY)             Co.
                                                                                           (WA)
                                                                         --------       ---------
                                                                            |
                                                                   ---------|----------
                                                                   |                  |
                                                               ----------         ----------
                                                                  100%                50%
                                                               ----------         ----------
                                                               |                  |
                                                               |  ----------      |  ----------
                                                               |                  |    Titan
                                                               |   Tennanah       |     PRT
                                                               |   Lake Golf      |   Systems,
                                                               |-  & Tennis       |-    Inc.
                                                               |     Club,        |  (Inactive)
                                                               |     Inc.         |
                                                               |  ----------      |  ----------
                                                               |                  |
                                                               |  ----------      |  ----------
                                                               |  Tennanah        |    Titan
                                                               |    Lake          |     PRT
                                                               |- Townhouse       |-  Services
                                                               |   & Villa              Inc.
                                                               |  Community,         (Inactive)
                                                               |     Inc.            ----------
                                                               |  ----------
                                                               |
                                                               |  ----------
                                                               |   Tennanah
                                                               |     Lake
                                                               |- Properties
                                                               |     Inc.
                                                               |  ----------
                                                               |
                                                               |  -----------
                                                               |    Freemont
                                                               |-   Rockland
                                                               |     Sewage
                                                               |  Corporation
                                                               |  -----------
                                                               |
                                                               |  ----------
                                                               |   Tennanah
                                                               |     Lake
                                                               |-  Community
                                                               |    Water
                                                               |   Company,
                                                               |     Inc.
                                                               |  -----------
                                                               |
                                                               |  ------------
                                                               |    Tennanah
                                                               |   Lake Town
                                                               |-  Community
                                                               |   Homeowners
                                                               |  Association,
                                                               |      Inc.
                                                               |  ------------

                                                            ------------
                                                               SAFECO
                                                             Corporation
                                                            (Washington)
                                                            ------------
                                                                  |
                                                                  |
                                                            ------------
                                                                100%
                                                            ------------
                                                                  |
                                                                  |
  ------------------------------------------------------------------------------------------------------
  |             |                |                      |                                              |
---------   -----------     -----------           --------------                                  ------------
 First        SAFECO           SAFECO                 SAFECO                                         SAFECO
National       Life           Assigned            Administrative                                   Properties
Insurance    Insurance        Benefits            Services, Inc.                                      Inc.
 Company      Company         Service                  (WA)                                           (WA)
   of          (WA)           Company             --------------                                  ------------
America     -----------         (WA)                    |                                               |
 (WA)           |           -----------                 |                                               |
---------       |                             ----------|--------                                       |
                |                             |                  |                                      |
            -----------                   ----------         ----------                             ----------
               100%                          100%                0%                                    100%
            -----------                   ----------         ----------                             ----------
            |                             |                  |                                          |
            |                             |                  |                                          |
            |  ----------                 |  -----------     |  -----------                   ----------|--------
            |    First                    |   Wisconsin      |     Admin                      |                  |
            |    SAFECO                   |    Pension       |    Services                    |                  |
            |-  National                  |-     and         |-    Life                  -----------         ---------
            |     Life                    |     Group            Insurance                 Winmar            SAFECARE
            |   Insurance                 |   Services,           Agency,                 Co., Inc.          Co., Inc.
            |  Co. of New                 |      Inc.              Inc.                     (WA)                (WA)
            |     York                    |      (WI)           (Employee)               ----------          ---------
            |     (NY)                    |  -----------           (OH)
            |  -----------                |                     -----------
            |                             |
            |  -----------                |  -----------
            |     SAFECO                  |   Employee
            |    National                 |    Benefit
            |-     Life                   |    Claims
            |   Insurance                 |-     of
            |    Company                      Wisconsin,
            |      (WA)                          Inc.
            |  -----------                       (WI)
            |                                -----------
            |  -----------
            |    American
            |  States Life
            |-  Insurance
                 Company
                   (IN)
               -----------

                                                            ------------
                                                               SAFECO
                                                             Corporation
                                                            (Washington)
                                                            ------------
                                                                  |
                                                                  |
                                                            ------------
                                                                100%
                                                            ------------
                                                                  |
                                                                  |
                     -------------------------------------------------------------------------------------------
                     |              |             |              |              |              |               |
                -----------    -----------    ----------     ----------     ----------     ----------     -----------
                  General        SAFECO         SAFECO         SAFECO         SAFECO         SAFECO          SAFECO
                  America       Services      Securities       Asset          Trust         Financial          UK
                Corporation    Corporation       Inc.           Mgt.         Company        Products,        Limited
                   (WA)           (WA)           (WA)         Company          (WA)           Inc.            (UK)
                -----------    -----------    ----------       (WA)         ----------        (WA)        -----------
                     |                                       ----------                    ----------
                     |
                     |
                -----------
                   100%
                -----------
                     |
                     |
    -----------------------------------------------------------------------------------------------------------------------
    |                             |                 |                   |                 |                |              |
----------                    ---------        -----------         -----------        -----------      ---------     -----------
  F.B.                         General            SAFECO              Talbot            SAFECO            R.F.
 Beattie                       America          Investment          Financial          Financial         Bailey          dba
 & Co.,                       Corp. of           Services,         Corporation        Institution       Holdings       SAFECO
  Inc.                          Texas              Inc.                (WA)            Solutions,       Limited        Capital
  (WA)                          (TX)               (WA)            -----------            Inc.            (UK)        Services
----------                    ---------        -----------              |                 (CA)
    |                             |                                     |             -----------      ---------     -----------
    |                             |                                     |                                  |
----------                 ----------------                        -----------                         ---------
   100%                    Attorney-in-fact                            100%                               100%
----------                       for                               -----------                         ---------
    |                      ----------------                             |                                  |
    |                             |                                     |                                  |
    |                    ---------|----------                           |                                  |
    |                    |                  |                           |                                  |
----------          ----------         -----------                 -----------                       -------------
   F.B.               SAFECO            American                      Talbot                          R.F. Bailey
 Beattie              Lloyds             States                       Agency,                        (Underwriting
Insurance            Insurance           Lloyds                        Inc.                            Agencies)
Services,            Company            Insurance                      (NM)                             Limited
  Inc.                 (TX)              Company                   -----------                            (UK)
  (CA)              ----------            (TX)                                                       -------------
----------                             -----------

Talbot Financial Corporation and SAFECO Properties, Inc.:
Contact Corporate Risk Management
for separate organizational charts
and check our intranet site at http://inside.safeco.com/CorpRiskMgmt/

Note: Certain Inactive Companies are not shown.
      Prepared by Corporate Risk Management for
      Insurance Program Purposes only.

Revised January 2003

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2003, there were 33,335 Contract Owners of the Registrant.

ITEM 28. INDEMNIFICATION

Under its Bylaws, Safeco, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Safeco or otherwise) by reason of the fact that he or she is or was a director of Safeco, or, while a director of Safeco, is or was serving at the request of Safeco as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Safeco shall extend such indemnification as is provided to directors above to any person, not a director of Safeco, who is or was an officer of Safeco or is or was serving at the request of Safeco as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Safeco may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Safeco pursuant to such provisions of the bylaws or statutes or otherwise, Safeco has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Safeco of expenses incurred or paid by a director, officer or controlling person of Safeco in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, Safeco will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

a. Safeco Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for Safeco's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b. The following information is provided for each principal officer and director of the principal underwriter:

                               POSITIONS AND OFFICES
       NAME                      WITH UNDERWRITER                 PRINCIPAL BUSINESS ADDRESS
----------------------------------------------------------------------------------------------
Roger F. Harbin                 Director, President               5069 154th Place N.E.,
                                                                  Redmond, WA 98052.

David H. Longhurst         Vice President, Controller,
                          Treasurer, Financial Principal          4854 154th Place N.E.
                                   and Secretary                  Redmond, WA 98052.

Christine B. Mead                    Director                     Safeco Plaza
                                                                  Seattle, WA 98185

Ronald L. Spaulding                  Director                     601 Union Street, Suite 2500
                                                                  Seattle, WA 98101-4074.


c. During the fiscal year ended December 31, 2002, Safeco Investment Services, Inc., through Safeco Securities, Inc., received $5,031,478 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Safeco Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Safeco Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or Safeco Asset Management Company at 4854 154th Place NE, Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

1.   The Registrant hereby undertakes to:

     a. File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     b. Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     c. Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

REPRESENTATIONS

2. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

     e. Depositor represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

3. In connection with the offer of Registrant's Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of Registrant's Post-Effective Amendment No. 3.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 30th day of April, 2003.


                                       SAFECO SEPARATE ACCOUNT C
                                       -------------------------
                                               Registrant

                                       By: SAFECO LIFE INSURANCE COMPANY

                                       By: /S/ RANDALL H. TALBOT
                                       --------------------------
                                           Randall H. Talbot, President

                                           SAFECO LIFE INSURANCE COMPANY
                                           -----------------------------
                                                    Depositor

                                       By: /S/ RANDALL H. TALBOT
                                       --------------------------
                                           Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


NAME                             TITLE
----                             -----
MICHAEL E. LAROCCO*              Director
-------------------------
Michael E. LaRocco

MICHAEL S. MCGAVICK*             Director and Chairman
-------------------------
Michael S. McGavick

/S/ COLLEEN M. MURPHY            Assistant Vice President, Controller and
-------------------------        Assistant Secretary
Colleen M. Murphy

LESLIE J. RICE*                  Vice President and
-------------------------        Assistant Secretary (Principal
Leslie J. Rice                   Accounting Officer)

RONALD L. SPAULDING*             Director,  Vice
-------------------------        President and Treasurer
Ronald L. Spaulding

CHRISTINE B. MEAD*               Director, Senior Vice
-------------------------        President and Secretary
Christine B. Mead

JAMES W. RUDDY*                  Director
-------------------------
James W. Ruddy

/S/ ROGER F. HARBIN              Director, Executive Vice President and Actuary
-------------------------
Roger F. Harbin

NAME                             TITLE
----                             -----
DALE E. LAUER*                   Director
-------------------------
Dale E. Lauer

/S/ RANDALL H. TALBOT            Director and President (Principal Executive Officer)
-------------------------
Randall H. Talbot


                                          *By:   /S/ ROGER F. HARBIN
                                                 -------------------
                                                 Roger F. Harbin
                                                 Attorney-in-Fact

                                          *By:   /S/ RANDALL H. TALBOT
                                                 ---------------------
                                                 Randall H. Talbot
                                                 Attorney-in-Fact